UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-07319

Fidelity Covington Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2026

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Value Factor ETF Fidelity® Value Factor ETF : FVAL Principal U.S. Listing Exchange : NYSE Arca, Inc.

This semi-annual shareholder report contains information about Fidelity® Value Factor ETF for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Value Factor ETF	$ 8	0.15%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$1,141,339,050
Number of Holdings	129
Portfolio Turnover	34%
What did the Fund invest in?
(as of January 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	30.1
Financials	12.8
Consumer Discretionary	9.9
Health Care	9.8
Communication Services	9.7
Industrials	9.7
Consumer Staples	4.1
Energy	3.0
Materials	2.3
Utilities	2.1
Real Estate	1.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 95.4
Short-Term Investments and Net Other Assets (Liabilities) - 4.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.7
Australia - 0.3

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	7.1
Apple Inc	6.2
Alphabet Inc Class A	5.1
Microsoft Corp	4.8
Micron Technology Inc	3.5
Amazon.com Inc	3.5
Meta Platforms Inc Class A	2.5
Tesla Inc	2.1
Eli Lilly & Co	1.9
Berkshire Hathaway Inc Class B	1.8
38.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915345.101    2858-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® U.S. Multifactor ETF Fidelity® U.S. Multifactor ETF : FLRG Principal U.S. Listing Exchange : NYSE Arca, Inc.

This semi-annual shareholder report contains information about Fidelity® U.S. Multifactor ETF for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® U.S. Multifactor ETF	$ 8	0.15%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$276,240,633
Number of Holdings	105
Portfolio Turnover	32%
What did the Fund invest in?
(as of January 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	31.2
Financials	13.1
Communication Services	10.6
Industrials	9.9
Health Care	9.9
Consumer Discretionary	9.2
Consumer Staples	4.7
Energy	3.2
Materials	2.8
Real Estate	2.0
Utilities	1.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.5
Short-Term Investments and Net Other Assets (Liabilities) - 1.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	7.5
Apple Inc	6.3
Alphabet Inc Class A	5.8
Microsoft Corp	5.1
Broadcom Inc	2.6
Meta Platforms Inc Class A	2.5
Newmont Corp	1.9
Johnson & Johnson	1.9
Visa Inc Class A	1.6
AbbVie Inc	1.5
36.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915364.101    6044-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Stocks for Inflation ETF Fidelity® Stocks for Inflation ETF : FCPI Principal U.S. Listing Exchange : Cboe BZX Exchange, Inc.

This semi-annual shareholder report contains information about Fidelity® Stocks for Inflation ETF for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Stocks for Inflation ETF	$ 8	0.15%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$243,366,617
Number of Holdings	103
Portfolio Turnover	66%
What did the Fund invest in?
(as of January 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	27.8
Health Care	14.6
Materials	9.2
Consumer Staples	8.7
Financials	8.6
Energy	7.9
Consumer Discretionary	5.0
Communication Services	5.0
Industrials	4.9
Real Estate	4.4
Utilities	3.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	6.4
Newmont Corp	6.0
Apple Inc	5.3
Microsoft Corp	4.4
CF Industries Holdings Inc	3.2
CNX Resources Corp	3.2
Alphabet Inc Class A	2.7
Simon Property Group Inc	2.6
Antero Midstream Corp	2.5
United Therapeutics Corp	2.3
38.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915363.101    5027-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Small-Mid Multifactor ETF Fidelity® Small-Mid Multifactor ETF : FSMD Principal U.S. Listing Exchange : NYSE Arca, Inc.

This semi-annual shareholder report contains information about Fidelity® Small-Mid Multifactor ETF for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Small-Mid Multifactor ETF	$ 8	0.15%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$2,035,382,635
Number of Holdings	589
Portfolio Turnover	52%
What did the Fund invest in?
(as of January 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	22.9
Financials	17.6
Information Technology	12.5
Consumer Discretionary	11.6
Health Care	11.3
Real Estate	6.1
Materials	4.6
Consumer Staples	3.8
Energy	3.7
Communication Services	3.3
Utilities	2.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 96.8
Australia - 0.8
Puerto Rico - 0.6
United Kingdom - 0.5
Thailand - 0.4
Bermuda - 0.3
Sweden - 0.2
Monaco - 0.1
Canada - 0.1
Others - 0.2

TOP HOLDINGS (% of Fund's net assets)
Anglogold Ashanti Plc	0.8
Ciena Corp	0.8
Comfort Systems USA Inc	0.8
EMCOR Group Inc	0.7
Tapestry Inc	0.6
Flex Ltd	0.6
TechnipFMC PLC	0.5
United Therapeutics Corp	0.5
Curtiss-Wright Corp	0.5
CH Robinson Worldwide Inc	0.4
6.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915354.101    3356-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Fundamental Small-Mid Cap ETF Fidelity® Fundamental Small-Mid Cap ETF : FFSM Principal U.S. Listing Exchange : Cboe BZX Exchange, Inc.

This semi-annual shareholder report contains information about Fidelity® Fundamental Small-Mid Cap ETF for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Fundamental Small-Mid Cap ETF	$ 24	0.43%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$1,043,266,630
Number of Holdings	202
Portfolio Turnover	43%
What did the Fund invest in?
(as of January 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	25.7
Financials	15.1
Information Technology	14.2
Consumer Discretionary	11.8
Health Care	10.6
Real Estate	5.5
Energy	5.1
Materials	4.1
Consumer Staples	3.6
Utilities	2.6
Communication Services	0.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.0
Canada - 2.4
United Kingdom - 2.0
Thailand - 1.7
Israel - 0.5
Puerto Rico - 0.3
Netherlands - 0.1

TOP HOLDINGS (% of Fund's net assets)
TechnipFMC PLC	2.0
Somnigroup International Inc	1.8
Fabrinet	1.7
US Foods Holding Corp	1.4
Jones Lang LaSalle Inc	1.4
Lumentum Holdings Inc	1.3
ITT Inc	1.3
Advanced Energy Industries Inc	1.3
FirstCash Holdings Inc	1.3
Comfort Systems USA Inc	1.3
14.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915371.101    6342-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Real Estate Investment ETF Fidelity® Real Estate Investment ETF : FPRO Principal U.S. Listing Exchange : Cboe BZX Exchange, Inc.

This semi-annual shareholder report contains information about Fidelity® Real Estate Investment ETF for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Real Estate Investment ETF	$ 29	0.57%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$13,808,593
Number of Holdings	42
Portfolio Turnover	34%
What did the Fund invest in?
(as of January 31, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Specialized REITs	33.6
Retail REITs	17.4
Industrial REITs	15.3
Health Care REITs	12.9
Residential REITs	11.6
Real Estate Management & Development	8.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0

TOP HOLDINGS (% of Fund's net assets)
Prologis Inc	10.0
Equinix Inc	8.9
Welltower Inc	8.6
American Tower Corp	8.2
NNN REIT Inc	4.5
Kimco Realty Corp	4.2
Public Storage	4.1
CBRE Group Inc Class A	3.9
Digital Realty Trust Inc	3.8
UDR Inc	3.5
59.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915370.101    6341-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Quality Factor ETF Fidelity® Quality Factor ETF : FQAL Principal U.S. Listing Exchange : NYSE Arca, Inc.

This semi-annual shareholder report contains information about Fidelity® Quality Factor ETF for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Quality Factor ETF	$ 8	0.15%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$1,174,345,168
Number of Holdings	128
Portfolio Turnover	36%
What did the Fund invest in?
(as of January 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	31.3
Financials	12.1
Consumer Discretionary	9.6
Health Care	9.6
Communication Services	9.5
Industrials	8.8
Consumer Staples	4.6
Energy	3.0
Materials	2.4
Utilities	2.0
Real Estate	1.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 94.8
Short-Term Investments and Net Other Assets (Liabilities) - 5.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.7
Australia - 0.3

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	7.5
Apple Inc	6.5
Microsoft Corp	5.3
Alphabet Inc Class A	5.0
Broadcom Inc	3.0
Meta Platforms Inc Class A	2.6
Eli Lilly & Co	1.9
JPMorgan Chase & Co	1.9
Lam Research Corp	1.8
Johnson & Johnson	1.5
37.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915344.101    2857-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Fundamental Large Cap Core ETF Fidelity® Fundamental Large Cap Core ETF : FFLC Principal U.S. Listing Exchange : Cboe BZX Exchange, Inc.

This semi-annual shareholder report contains information about Fidelity® Fundamental Large Cap Core ETF for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Fundamental Large Cap Core ETF	$ 20	0.38%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$987,956,010
Number of Holdings	103
Portfolio Turnover	35%
What did the Fund invest in?
(as of January 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	27.1
Financials	14.2
Industrials	12.7
Communication Services	12.4
Consumer Discretionary	9.0
Health Care	8.6
Energy	5.0
Consumer Staples	4.3
Materials	2.6
Utilities	1.8
Real Estate	1.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 92.5
Canada - 2.7
Taiwan - 1.6
United Kingdom - 1.3
Germany - 0.7
Netherlands - 0.5
Zambia - 0.4
Brazil - 0.3

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	8.1
Alphabet Inc Class A	6.8
Amazon.com Inc	4.8
Microsoft Corp	4.3
Meta Platforms Inc Class A	4.2
Apple Inc	3.7
Exxon Mobil Corp	2.5
Broadcom Inc	2.1
Wells Fargo & Co	2.1
Boeing Co	2.0
40.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915365.101    6079-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Momentum Factor ETF Fidelity® Momentum Factor ETF : FDMO Principal U.S. Listing Exchange : NYSE Arca, Inc.

This semi-annual shareholder report contains information about Fidelity® Momentum Factor ETF for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Momentum Factor ETF	$ 8	0.15%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$640,226,627
Number of Holdings	127
Portfolio Turnover	102%
What did the Fund invest in?
(as of January 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	32.5
Financials	12.9
Communication Services	10.6
Consumer Discretionary	10.3
Industrials	9.9
Health Care	9.2
Consumer Staples	5.0
Energy	3.1
Materials	2.2
Utilities	2.1
Real Estate	2.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.1
Canada - 0.7
Australia - 0.2

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	8.2
Alphabet Inc Class A	5.9
Microsoft Corp	5.9
Amazon.com Inc	4.1
Broadcom Inc	3.3
Meta Platforms Inc Class A	2.7
Micron Technology Inc	2.4
Tesla Inc	2.3
Lam Research Corp	1.9
Berkshire Hathaway Inc Class B	1.7
38.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915343.101    2856-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Magellan℠ ETF Fidelity® Magellan℠ ETF : FMAG Principal U.S. Listing Exchange : Cboe BZX Exchange, Inc.

This semi-annual shareholder report contains information about Fidelity® Magellan℠ ETF for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Magellan℠ ETF	$ 28	0.57%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$257,683,851
Number of Holdings	59
Portfolio Turnover	45%
What did the Fund invest in?
(as of January 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	35.3
Industrials	15.9
Financials	15.8
Consumer Discretionary	11.9
Communication Services	6.2
Health Care	5.1
Materials	4.4
Utilities	2.3
Consumer Staples	1.8
Real Estate	1.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 97.9
Taiwan - 2.1
Brazil - 0.0
Canada - 0.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	10.7
Microsoft Corp	7.7
Amazon.com Inc	6.2
Broadcom Inc	4.8
Meta Platforms Inc Class A	4.7
Visa Inc Class A	2.2
Taiwan Semiconductor Manufacturing Co Ltd ADR	2.1
GE Aerospace	2.1
Mastercard Inc Class A	1.9
Synopsys Inc	1.9
44.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915369.101    6340-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Low Volatility Factor ETF Fidelity® Low Volatility Factor ETF : FDLO Principal U.S. Listing Exchange : NYSE Arca, Inc.

This semi-annual shareholder report contains information about Fidelity® Low Volatility Factor ETF for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Low Volatility Factor ETF	$ 8	0.15%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$1,473,815,257
Number of Holdings	128
Portfolio Turnover	31%
What did the Fund invest in?
(as of January 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	31.9
Financials	13.0
Communication Services	11.0
Health Care	10.1
Consumer Discretionary	10.0
Industrials	9.2
Consumer Staples	5.0
Energy	3.2
Utilities	2.2
Materials	2.2
Real Estate	2.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0

TOP HOLDINGS (% of Fund's net assets)
Apple Inc	7.5
Alphabet Inc Class A	6.0
Microsoft Corp	6.0
Amazon.com Inc	4.0
Broadcom Inc	3.7
Meta Platforms Inc Class A	2.7
Eli Lilly & Co	1.9
Berkshire Hathaway Inc Class B	1.8
JPMorgan Chase & Co	1.8
IBM Corporation	1.8
37.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915342.101    2855-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® High Dividend ETF Fidelity® High Dividend ETF : FDVV Principal U.S. Listing Exchange : NYSE Arca, Inc.

This semi-annual shareholder report contains information about Fidelity® High Dividend ETF for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® High Dividend ETF	$ 8	0.15%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$8,474,119,904
Number of Holdings	108
Portfolio Turnover	0%
What did the Fund invest in?
(as of January 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	24.7
Financials	22.2
Consumer Staples	12.0
Utilities	9.6
Energy	9.5
Real Estate	8.4
Consumer Discretionary	4.2
Health Care	3.7
Communication Services	2.9
Industrials	2.6
Materials	0.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.9
Netherlands - 2.7
Sweden - 1.6
Japan - 0.3
Indonesia - 0.2
United Kingdom - 0.2
Singapore - 0.1

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	6.6
Apple Inc	5.4
Microsoft Corp	4.5
Broadcom Inc	2.8
JPMorgan Chase & Co	2.7
ABN AMRO Bank NV depository receipt	2.6
Exxon Mobil Corp	2.4
Philip Morris International Inc	2.2
Citigroup Inc	2.0
Coca-Cola Co/The	1.9
33.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915340.101    2853-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Fundamental Large Cap Growth ETF Fidelity® Fundamental Large Cap Growth ETF : FFLG Principal U.S. Listing Exchange : Cboe BZX Exchange, Inc.

This semi-annual shareholder report contains information about Fidelity® Fundamental Large Cap Growth ETF for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Fundamental Large Cap Growth ETF	$ 20	0.38%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$525,388,866
Number of Holdings	99
Portfolio Turnover	41%
What did the Fund invest in?
(as of January 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	47.1
Communication Services	17.0
Consumer Discretionary	12.3
Health Care	7.9
Industrials	6.2
Financials	4.8
Materials	1.5
Real Estate	0.9
Consumer Staples	0.8
Utilities	0.5
Energy	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.8
Taiwan - 2.7
Canada - 1.7
Belgium - 0.8
Netherlands - 0.7
Singapore - 0.3
China - 0.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	15.6
Apple Inc	8.1
Microsoft Corp	6.7
Amazon.com Inc	6.3
Alphabet Inc Class A	6.0
Meta Platforms Inc Class A	5.0
Broadcom Inc	3.4
Alphabet Inc Class C	2.9
Taiwan Semiconductor Manufacturing Co Ltd ADR	2.7
Mastercard Inc Class A	1.9
58.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915368.101    6339-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Dividend ETF for Rising Rates Fidelity® Dividend ETF for Rising Rates : FDRR Principal U.S. Listing Exchange : NYSE Arca, Inc.

This semi-annual shareholder report contains information about Fidelity® Dividend ETF for Rising Rates for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Dividend ETF for Rising Rates	$ 8	0.15%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$673,462,045
Number of Holdings	117
Portfolio Turnover	2%
What did the Fund invest in?
(as of January 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	31.0
Financials	14.8
Communication Services	10.1
Consumer Discretionary	9.9
Industrials	9.8
Health Care	9.8
Consumer Staples	4.8
Energy	3.1
Utilities	2.2
Real Estate	2.0
Materials	1.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.9
Netherlands - 2.0
Indonesia - 0.8
Germany - 0.8
United Kingdom - 0.7
Japan - 0.7
Singapore - 0.5
France - 0.4
Australia - 0.2

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	8.3
Apple Inc	6.7
Microsoft Corp	5.6
Alphabet Inc Class A	5.2
Broadcom Inc	3.5
Meta Platforms Inc Class A	2.5
JPMorgan Chase & Co	2.1
Eli Lilly & Co	2.0
Johnson & Johnson	1.7
ABN AMRO Bank NV depository receipt	1.6
39.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915341.101    2854-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Blue Chip Value ETF Fidelity® Blue Chip Value ETF : FBCV Principal U.S. Listing Exchange : Cboe BZX Exchange, Inc.

This semi-annual shareholder report contains information about Fidelity® Blue Chip Value ETF for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Blue Chip Value ETF	$ 31	0.57%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$156,465,398
Number of Holdings	117
Portfolio Turnover	58%
What did the Fund invest in?
(as of January 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	23.0
Industrials	13.8
Health Care	11.1
Consumer Staples	10.1
Energy	9.0
Information Technology	8.0
Communication Services	8.0
Consumer Discretionary	7.6
Materials	4.9
Utilities	3.2
Real Estate	0.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.9
Short-Term Investments and Net Other Assets (Liabilities) - 1.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.9
United Kingdom - 3.9
Canada - 1.9
Taiwan - 0.3

TOP HOLDINGS (% of Fund's net assets)
Exxon Mobil Corp	4.4
Alphabet Inc Class A	4.4
Amazon.com Inc	2.8
Bank of America Corp	2.7
Merck & Co Inc	2.3
Cisco Systems Inc	2.1
Travelers Companies Inc/The	2.0
Shell PLC ADR	2.0
Wells Fargo & Co	1.9
Cigna Group/The	1.8
26.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915367.101    6190-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Blue Chip Growth ETF Fidelity® Blue Chip Growth ETF : FBCG Principal U.S. Listing Exchange : Cboe BZX Exchange, Inc.

This semi-annual shareholder report contains information about Fidelity® Blue Chip Growth ETF for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Blue Chip Growth ETF	$ 30	0.57%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$5,499,322,432
Number of Holdings	203
Portfolio Turnover	44%
What did the Fund invest in?
(as of January 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	48.1
Consumer Discretionary	17.4
Communication Services	16.5
Health Care	6.6
Industrials	5.4
Financials	3.4
Consumer Staples	0.7
Real Estate	0.6
Materials	0.5
Utilities	0.4
Energy	0.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 96.2
Canada - 1.5
Taiwan - 1.1
Netherlands - 0.3
Finland - 0.2
Switzerland - 0.2
Brazil - 0.1
China - 0.1
United Kingdom - 0.1
Others - 0.2

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	15.7
Apple Inc	9.5
Alphabet Inc Class A	8.4
Amazon.com Inc	7.9
Microsoft Corp	6.1
Meta Platforms Inc Class A	4.8
Broadcom Inc	3.3
Eli Lilly & Co	2.6
Netflix Inc	2.0
Tesla Inc	1.6
61.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915366.101    6157-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Fundamental Large Cap Value ETF Fidelity® Fundamental Large Cap Value ETF : FFLV Principal U.S. Listing Exchange : Cboe BZX Exchange, Inc.

This semi-annual shareholder report contains information about Fidelity® Fundamental Large Cap Value ETF for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Fundamental Large Cap Value ETF	$ 21	0.38%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$15,857,333
Number of Holdings	129
Portfolio Turnover	31%
What did the Fund invest in?
(as of January 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	20.9
Industrials	12.0
Health Care	11.7
Information Technology	10.7
Energy	8.0
Consumer Discretionary	8.0
Communication Services	7.8
Consumer Staples	7.6
Materials	4.7
Real Estate	4.2
Utilities	3.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 96.6
Taiwan - 1.3
United Kingdom - 1.1
Canada - 0.9
France - 0.1

TOP HOLDINGS (% of Fund's net assets)
Alphabet Inc Class A	5.2
Exxon Mobil Corp	4.2
Wells Fargo & Co	3.1
Bank of America Corp	2.7
Travelers Companies Inc/The	2.4
Cisco Systems Inc	2.4
Hartford Insurance Group Inc/The	2.3
Johnson & Johnson	2.2
Merck & Co Inc	2.0
Gilead Sciences Inc	2.0
28.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916937.101    7573-TSRS-0426

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Dividend ETF for Rising Rates
Fidelity® High Dividend ETF
Fidelity® Low Volatility Factor ETF
Fidelity® Momentum Factor ETF
Fidelity® Quality Factor ETF
Fidelity® Small-Mid Multifactor ETF
Fidelity® Stocks for Inflation ETF
Fidelity® U.S. Multifactor ETF
Fidelity® Value Factor ETF

Semi-Annual Report
January 31, 2026

Contents

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Dividend ETF for Rising Rates
Fidelity® High Dividend ETF
Fidelity® Low Volatility Factor ETF
Fidelity® Momentum Factor ETF
Fidelity® Quality Factor ETF
Fidelity® Small-Mid Multifactor ETF
Fidelity® Stocks for Inflation ETF
Fidelity® U.S. Multifactor ETF
Fidelity® Value Factor ETF
Notes to Financial Statements
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by Fidelity Product Services LLC (FPS), and FPS bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the relationship between FPS and any related funds.
A fund is not in any way connected to or sponsored, endorsed, sold or promoted by Frank Russell Company ("Russell") or by the London Stock Exchange Group plc and its group undertakings (collectively, the "LSE Group"). The LSE Group does not accept any liability whatsoever to any person arising out of the use of a fund or the underlying data.
The index is a product of S&P Dow Jones Indices LLC or its affiliates ("SPDJI") and has been licensed for us by Fidelity. S&P®;, S&P 500®, US 500, The 500, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates ("S&P") and Dow Jones®; is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"). A fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the index or indices.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Dividend ETF for Rising Rates
Schedule of Investments January 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.1%
	Shares	Value ($)
AUSTRALIA - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Fortescue Ltd	93,809	1,380,076
FRANCE - 0.4%
Consumer Staples - 0.4%
Consumer Staples Distribution & Retail - 0.4%
Carrefour SA	181,467	2,987,810
GERMANY - 0.8%
Consumer Discretionary - 0.8%
Automobiles - 0.8%
Mercedes-Benz Group AG	81,674	5,615,077
INDONESIA - 0.8%
Industrials - 0.8%
Industrial Conglomerates - 0.8%
Jardine Matheson Holdings Ltd (Singapore)	77,900	5,668,783
JAPAN - 0.7%
Consumer Discretionary - 0.7%
Automobiles - 0.7%
Yamaha Motor Co Ltd (b)	610,500	4,604,672
NETHERLANDS - 2.0%
Financials - 1.6%
Banks - 1.6%
ABN AMRO Bank NV depository receipt (c)(d)	293,382	10,840,620
Industrials - 0.4%
Professional Services - 0.4%
Randstad NV	70,269	2,517,061
TOTAL NETHERLANDS		13,357,681
SINGAPORE - 0.5%
Industrials - 0.5%
Passenger Airlines - 0.5%
Singapore Airlines Ltd	649,400	3,249,559
UNITED KINGDOM - 0.7%
Industrials - 0.7%
Industrial Conglomerates - 0.7%
CK Hutchison Holdings Ltd	618,200	5,006,742
UNITED STATES - 93.0%
Communication Services - 10.1%
Diversified Telecommunication Services - 0.9%
AT&T Inc	90,192	2,363,932
Comcast Corp Class A	51,490	1,531,827
Verizon Communications Inc	53,326	2,374,074
		6,269,833
Entertainment - 0.6%
Electronic Arts Inc	5,871	1,197,214
Walt Disney Co/The	22,158	2,499,423
Warner Music Group Corp Class A	15,606	467,868
		4,164,505
Interactive Media & Services - 7.7%
Alphabet Inc Class A	104,424	35,295,313
Meta Platforms Inc Class A	23,176	16,605,604
		51,900,917
Media - 0.7%
Fox Corp Class A	11,793	858,295
New York Times Co/The Class A	10,869	796,806
News Corp Class A	20,972	566,873
Nexstar Media Group Inc	3,247	689,598
Omnicom Group Inc	7,312	563,316
Paramount Skydance Corp Class B	48,036	538,484
Sirius XM Holdings Inc	19,840	403,744
Versant Media Group Inc Class A	2,059	67,082
		4,484,198
Wireless Telecommunication Services - 0.2%
T-Mobile US Inc	6,740	1,329,195
TOTAL COMMUNICATION SERVICES		68,148,648
Consumer Discretionary - 8.4%
Automobiles - 3.0%
Ford Motor Co	520,630	7,226,344
General Motors Co	111,815	9,392,460
Stellantis NV (Italy)	368,683	3,634,271
		20,253,075
Hotels, Restaurants & Leisure - 1.9%
McDonald's Corp	23,847	7,511,805
Starbucks Corp	54,280	4,991,046
		12,502,851
Household Durables - 0.5%
Whirlpool Corp (b)	47,446	3,795,206
Specialty Retail - 2.3%
Home Depot Inc/The	21,562	8,076,910
TJX Cos Inc/The	49,682	7,442,860
		15,519,770
Textiles, Apparel & Luxury Goods - 0.7%
NIKE Inc Class B	76,530	4,730,319
TOTAL CONSUMER DISCRETIONARY		56,801,221
Consumer Staples - 4.4%
Beverages - 1.6%
Coca-Cola Co/The	79,884	5,976,122
PepsiCo Inc	31,545	4,846,258
		10,822,380
Food Products - 0.3%
Kraft Heinz Co/The	99,732	2,367,638
Household Products - 0.9%
Procter & Gamble Co/The	38,895	5,903,094
Tobacco - 1.6%
Altria Group Inc	66,391	4,115,578
Philip Morris International Inc	35,384	6,349,305
		10,464,883
TOTAL CONSUMER STAPLES		29,557,995
Energy - 3.1%
Oil, Gas & Consumable Fuels - 3.1%
Chevron Corp	25,783	4,561,013
Chord Energy Corp	13,194	1,322,567
Devon Energy Corp	47,397	1,905,833
Diamondback Energy Inc	10,326	1,692,948
EOG Resources Inc	16,522	1,852,612
Exxon Mobil Corp	56,533	7,993,766
Viper Energy Inc Class A	29,143	1,233,914
TOTAL ENERGY		20,562,653
Financials - 13.2%
Banks - 7.1%
Bank of America Corp	169,257	9,004,472
Citigroup Inc	79,737	9,226,368
JPMorgan Chase & Co	45,970	14,061,764
US Bancorp	117,620	6,599,658
Wells Fargo & Co	93,634	8,472,941
		47,365,203
Capital Markets - 3.0%
CME Group Inc Class A	23,618	6,827,019
Morgan Stanley	47,206	8,629,257
TPG Inc Class A (b)	76,674	4,516,865
		19,973,141
Consumer Finance - 0.8%
OneMain Holdings Inc	86,393	5,662,197
Insurance - 1.5%
American Financial Group Inc/OH	38,635	5,032,981
Prudential Financial Inc	45,934	5,103,727
		10,136,708
Mortgage Real Estate Investment Trusts (REITs) - 0.8%
Annaly Capital Management Inc	240,994	5,545,272
TOTAL FINANCIALS		88,682,521
Health Care - 9.8%
Biotechnology - 2.3%
AbbVie Inc	39,967	8,913,041
Amgen Inc	19,278	6,590,762
		15,503,803
Health Care Providers & Services - 1.7%
CVS Health Corp	89,473	6,667,528
UnitedHealth Group Inc	17,115	4,910,807
		11,578,335
Pharmaceuticals - 5.8%
Eli Lilly & Co	12,945	13,425,907
Johnson & Johnson	51,699	11,748,598
Merck & Co Inc	72,991	8,048,718
Pfizer Inc	218,496	5,777,034
		39,000,257
TOTAL HEALTH CARE		66,082,395
Industrials - 7.4%
Aerospace & Defense - 3.2%
GE Aerospace	25,732	7,894,320
Lockheed Martin Corp	8,894	5,640,753
RTX Corp	36,932	7,420,747
		20,955,820
Air Freight & Logistics - 0.5%
United Parcel Service Inc Class B	34,591	3,674,256
Ground Transportation - 0.6%
Union Pacific Corp	18,546	4,360,165
Industrial Conglomerates - 0.7%
Honeywell International Inc	20,227	4,602,047
Machinery - 1.9%
Caterpillar Inc	13,330	8,762,609
PACCAR Inc	33,778	4,151,654
		12,914,263
Professional Services - 0.5%
Automatic Data Processing Inc	13,982	3,451,036
TOTAL INDUSTRIALS		49,957,587
Information Technology - 31.0%
Communications Equipment - 1.5%
Cisco Systems Inc	128,678	10,078,061
IT Services - 1.4%
IBM Corporation	30,353	9,309,265
Semiconductors & Semiconductor Equipment - 14.3%
Broadcom Inc	70,561	23,376,859
Microchip Technology Inc	109,310	8,298,815
NVIDIA Corp	289,237	55,281,868
Texas Instruments Inc	39,727	8,563,155
		95,520,697
Software - 5.6%
Microsoft Corp	87,631	37,706,743
Technology Hardware, Storage & Peripherals - 8.2%
Apple Inc	174,700	45,331,156
Dell Technologies Inc Class C	56,315	6,444,689
HP Inc	180,387	3,506,723
		55,282,568
TOTAL INFORMATION TECHNOLOGY		207,897,334
Materials - 1.4%
Chemicals - 1.1%
Air Products and Chemicals Inc	5,579	1,520,278
Dow Inc	36,508	1,005,795
FMC Corp (b)	32,413	512,125
Linde PLC	7,217	3,297,953
LyondellBasell Industries NV Class A1	17,146	840,154
Solstice Advanced Materials Inc	5,065	312,865
		7,489,170
Containers & Packaging - 0.3%
Amcor PLC	24,805	1,097,622
International Paper Co	26,014	1,048,884
		2,146,506
TOTAL MATERIALS		9,635,676
Real Estate - 2.0%
Health Care REITs - 0.2%
Omega Healthcare Investors Inc	25,476	1,117,887
Hotel & Resort REITs - 0.1%
Host Hotels & Resorts Inc	60,300	1,117,359
Industrial REITs - 0.3%
Prologis Inc	16,592	2,166,252
Retail REITs - 0.5%
Realty Income Corp	24,764	1,514,566
Simon Property Group Inc	7,926	1,516,323
		3,030,889
Specialized REITs - 0.9%
American Tower Corp	9,316	1,670,172
Crown Castle Inc	14,045	1,219,246
Gaming and Leisure Properties Inc	20,506	917,644
Public Storage	4,461	1,232,084
VICI Properties Inc	39,691	1,114,523
		6,153,669
TOTAL REAL ESTATE		13,586,056
Utilities - 2.2%
Electric Utilities - 1.6%
Duke Energy Corp	17,970	2,180,660
Edison International	26,150	1,628,622
Exelon Corp	38,520	1,724,926
NextEra Energy Inc	37,418	3,289,042
Southern Co/The	24,872	2,221,318
		11,044,568
Independent Power and Renewable Electricity Producers - 0.3%
AES Corp/The	118,654	1,738,281
Multi-Utilities - 0.3%
Dominion Energy Inc	29,978	1,803,776
TOTAL UTILITIES		14,586,625
TOTAL UNITED STATES		625,498,711
TOTAL COMMON STOCKS (Cost $463,538,539)		667,369,111

U.S. Treasury Obligations - 0.0%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/12/2026 (f) (Cost $109,873)	3.82	110,000	109,890

Money Market Funds - 1.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	3.70	4,166,029	4,166,862
Fidelity Securities Lending Cash Central Fund (g)(h)	3.70	7,310,549	7,311,280
TOTAL MONEY MARKET FUNDS (Cost $11,478,209)			11,478,142

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $475,126,621)	678,957,143
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(5,495,098)
NET ASSETS - 100.0%	673,462,045

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	3	3/2026	1,044,863	12,559
CME E-Mini S&P 500 Index Contracts (United States)	143	3/2026	4,980,511	26,466

TOTAL FUTURES CONTRACTS				39,025
The notional amount of long futures as a percentage of Net Assets is 0.8%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $10,840,620 or 1.6% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,840,620 or 1.6% of net assets.

(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $109,890.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	739,880	14,351,629	10,924,526	30,309	(54)	(67)	4,166,862	4,166,029	0.0%
Fidelity Securities Lending Cash Central Fund	8,773,550	65,964,064	67,426,414	109,515	80	-	7,311,280	7,310,549	0.0%
Total	9,513,430	80,315,693	78,350,940	139,824	26	(67)	11,478,142

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of January 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	68,148,648	68,148,648	-	-
Consumer Discretionary	67,020,970	67,020,970	-	-
Consumer Staples	32,545,805	32,545,805	-	-
Energy	20,562,653	20,562,653	-	-
Financials	99,523,141	99,523,141	-	-
Health Care	66,082,395	66,082,395	-	-
Industrials	66,399,732	66,399,732	-	-
Information Technology	207,897,334	207,897,334	-	-
Materials	11,015,752	11,015,752	-	-
Real Estate	13,586,056	13,586,056	-	-
Utilities	14,586,625	14,586,625	-	-

U.S. Treasury Obligations	109,890	-	109,890	-

Money Market Funds	11,478,142	11,478,142	-	-
Total Investments in Securities:	678,957,143	678,847,253	109,890	-
Derivative Instruments:

Assets
Futures Contracts	39,025	39,025	-	-
Total Assets	39,025	39,025	-	-
Total Derivative Instruments:	39,025	39,025	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	39,025	-
Total Equity Risk	39,025	-
Total Value of Derivatives	39,025	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Dividend ETF for Rising Rates
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of January 31, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $10,840,654) - See accompanying schedule:
Unaffiliated issuers (cost $463,648,412)	$667,479,001
Fidelity Central Funds (cost $11,478,209)	11,478,142

Total Investment in Securities (cost $475,126,621)		$678,957,143
Segregated cash with brokers for derivative instruments		285,204
Foreign currency held at value (cost $752,521)		778,080
Dividends receivable		843,531
Interest receivable		45
Distributions receivable from Fidelity Central Funds		16,008
Total assets		680,880,011
Liabilities
Payable to custodian bank	$29
Accrued management fee	83,382
Payable for daily variation margin on futures contracts	23,355
Collateral on securities loaned	7,311,200
Total liabilities		7,417,966
Net Assets		$673,462,045
Net Assets consist of:
Paid in capital		$543,920,667
Total accumulated earnings (loss)		129,541,378
Net Assets		$673,462,045
Net Asset Value, offering price and redemption price per share ($673,462,045 ÷ 10,850,000 shares)		$62.07
Statement of Operations
Six months ended January 31, 2026 (Unaudited)
Investment Income
Dividends		$6,930,598
Interest		3,864
Income from Fidelity Central Funds (including $109,515 from security lending)		139,824
Total income		7,074,286
Expenses
Management fee	$472,270
Independent trustees' fees and expenses	1,236
Total expenses before reductions	473,506
Expense reductions	(213)
Total expenses after reductions		473,293
Net Investment income (loss)		6,600,993
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	24,036
Fidelity Central Funds	26
Foreign currency transactions	(2,861)
Futures contracts	183,535
Total net realized gain (loss)		204,736
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	71,372,670
Fidelity Central Funds	(67)
Assets and liabilities in foreign currencies	31,201
Futures contracts	(9,684)
Total change in net unrealized appreciation (depreciation)		71,394,120
Net gain (loss)		71,598,856
Net increase (decrease) in net assets resulting from operations		$78,199,849
Statement of Changes in Net Assets

	Six months ended January 31, 2026 (Unaudited)	Year ended July 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,600,993	$13,340,339
Net realized gain (loss)	204,736	33,430,986
Change in net unrealized appreciation (depreciation)	71,394,120	29,640,069
Net increase (decrease) in net assets resulting from operations	78,199,849	76,411,394
Distributions to shareholders	(6,908,100)	(15,464,750)

Share transactions
Proceeds from sales of shares	18,141,903	97,139,902
Cost of shares redeemed	-	(118,681,756)

Net increase (decrease) in net assets resulting from share transactions	18,141,903	(21,541,854)
Total increase (decrease) in net assets	89,433,652	39,404,790

Net Assets
Beginning of period	584,028,393	544,623,603
End of period	$673,462,045	$584,028,393

Other Information
Shares
Sold	300,000	1,800,000
Redeemed	-	(2,250,000)
Net increase (decrease)	300,000	(450,000)

Financial Highlights
Fidelity® Dividend ETF for Rising Rates

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$55.36	$49.51	$43.10	$41.08	$42.62	$31.72
Income from Investment Operations
Net investment income (loss) A,B	.62	1.24	1.16	1.22	1.08	.93
Net realized and unrealized gain (loss)	6.74	6.06	6.40	2.02	(1.54)	10.85
Total from investment operations	7.36	7.30	7.56	3.24	(.46)	11.78
Distributions from net investment income	(.65)	(1.45)	(1.15)	(1.22)	(1.08)	(.88)
Total distributions	(.65)	(1.45)	(1.15)	(1.22)	(1.08)	(.88)
Net asset value, end of period	$62.07	$55.36	$49.51	$43.10	$41.08	$42.62
Total Return C,D,E	13.36%	14.99%	17.85%	8.17%	(1.06)%	37.57%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.15% H	.15%	.19%	.29%	.29%	.29%
Expenses net of fee waivers, if any	.15 % H	.15%	.19%	.29%	.29%	.29%
Expenses net of all reductions, if any	.15% H	.15%	.19%	.29%	.29%	.29%
Net investment income (loss)	2.09% H	2.41%	2.63%	3.04%	2.54%	2.44%
Supplemental Data
Net assets, end of period (000 omitted)	$673,462	$584,028	$544,624	$549,536	$612,143	$490,089
Portfolio turnover rate I,J	2 % H	27%	32%	29%	28%	32%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EBased on net asset value.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IPortfolio turnover rate excludes securities received or delivered in-kind.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® High Dividend ETF
Schedule of Investments January 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
INDONESIA - 0.2%
Industrials - 0.2%
Industrial Conglomerates - 0.2%
Jardine Matheson Holdings Ltd (Singapore)	274,700	19,989,919
JAPAN - 0.3%
Consumer Discretionary - 0.3%
Automobiles - 0.3%
Yamaha Motor Co Ltd	3,132,300	23,625,250
NETHERLANDS - 2.7%
Financials - 2.6%
Banks - 2.6%
ABN AMRO Bank NV depository receipt (c)(d)	5,917,292	218,647,071
Industrials - 0.1%
Professional Services - 0.1%
Randstad NV	246,542	8,831,224
TOTAL NETHERLANDS		227,478,295
SINGAPORE - 0.1%
Industrials - 0.1%
Passenger Airlines - 0.1%
Singapore Airlines Ltd	2,285,400	11,436,004
SWEDEN - 1.6%
Financials - 1.6%
Banks - 1.6%
Svenska Handelsbanken AB A Shares	8,566,417	136,060,124
UNITED KINGDOM - 0.2%
Industrials - 0.2%
Industrial Conglomerates - 0.2%
CK Hutchison Holdings Ltd	2,171,000	17,582,718
UNITED STATES - 94.7%
Communication Services - 2.9%
Diversified Telecommunication Services - 0.3%
AT&T Inc	329,295	8,630,822
Comcast Corp Class A	188,368	5,603,948
Verizon Communications Inc	192,805	8,583,679
		22,818,449
Entertainment - 0.1%
Electronic Arts Inc	21,153	4,313,520
Walt Disney Co/The	80,502	9,080,626
Warner Music Group Corp Class A	55,989	1,678,550
		15,072,696
Interactive Media & Services - 2.3%
Alphabet Inc Class A	395,054	133,528,252
Meta Platforms Inc Class A	81,421	58,338,147
		191,866,399
Media - 0.2%
Fox Corp Class A	42,491	3,092,495
New York Times Co/The Class A	39,199	2,873,679
News Corp Class A	76,717	2,073,661
Nexstar Media Group Inc	11,673	2,479,112
Omnicom Group Inc	26,207	2,018,987
Paramount Skydance Corp Class B	174,969	1,961,402
Sirius XM Holdings Inc	71,174	1,448,391
Versant Media Group Inc Class A	7,556	246,174
		16,193,901
Wireless Telecommunication Services - 0.0%
T-Mobile US Inc	24,335	4,799,104
TOTAL COMMUNICATION SERVICES		250,750,549
Consumer Discretionary - 3.9%
Automobiles - 1.2%
Ford Motor Co	2,678,045	37,171,265
General Motors Co	575,817	48,368,628
Stellantis NV (Italy)	1,890,775	18,638,201
		104,178,094
Hotels, Restaurants & Leisure - 0.8%
McDonald's Corp	123,413	38,875,095
Starbucks Corp	280,562	25,797,676
		64,672,771
Household Durables - 0.2%
Whirlpool Corp (b)	243,738	19,496,602
Specialty Retail - 1.4%
Home Depot Inc/The	112,012	41,958,576
Lowe's Cos Inc	125,486	33,512,291
TJX Cos Inc/The	256,335	38,401,546
		113,872,413
Textiles, Apparel & Luxury Goods - 0.3%
NIKE Inc Class B	395,197	24,427,126
TOTAL CONSUMER DISCRETIONARY		326,647,006
Consumer Staples - 12.0%
Beverages - 3.6%
Coca-Cola Co/The	2,207,562	165,147,713
PepsiCo Inc	916,844	140,854,744
		306,002,457
Food Products - 2.8%
Hershey Co/The	757,549	147,532,668
Kraft Heinz Co/The	3,881,332	92,142,821
		239,675,489
Household Products - 1.7%
Procter & Gamble Co/The	941,574	142,902,686
Tobacco - 3.9%
Altria Group Inc	2,268,204	140,605,966
Philip Morris International Inc	1,023,390	183,637,102
		324,243,068
TOTAL CONSUMER STAPLES		1,012,823,700
Energy - 9.5%
Oil, Gas & Consumable Fuels - 9.5%
Chevron Corp	820,376	145,124,514
Chord Energy Corp	843,624	84,564,870
Devon Energy Corp	2,794,962	112,385,422
Diamondback Energy Inc	585,776	96,037,975
EOG Resources Inc	797,296	89,400,800
Exxon Mobil Corp	1,409,116	199,249,003
Viper Energy Inc Class A	1,865,930	79,003,476
TOTAL ENERGY		805,766,060
Financials - 18.0%
Banks - 9.8%
Bank of America Corp	2,933,778	156,076,990
Citigroup Inc	1,472,660	170,401,489
JPMorgan Chase & Co	724,340	221,568,363
US Bancorp	2,261,883	126,914,254
Wells Fargo & Co	1,649,232	149,239,004
		824,200,100
Capital Markets - 3.7%
Blackstone Inc	651,623	92,804,148
CME Group Inc Class A	450,516	130,226,155
TPG Inc Class A	1,541,166	90,790,089
		313,820,392
Financial Services - 1.9%
Visa Inc Class A	502,441	161,700,586
Mortgage Real Estate Investment Trusts (REITs) - 2.6%
AGNC Investment Corp	9,771,759	111,398,053
Annaly Capital Management Inc	4,825,909	111,044,166
		222,442,219
TOTAL FINANCIALS		1,522,163,297
Health Care - 3.7%
Biotechnology - 1.4%
AbbVie Inc	203,051	45,282,404
Amgen Inc	100,176	34,248,170
Gilead Sciences Inc	290,118	41,182,250
		120,712,824
Health Care Providers & Services - 0.7%
CVS Health Corp	474,086	35,328,889
UnitedHealth Group Inc	85,772	24,610,560
		59,939,449
Pharmaceuticals - 1.6%
Johnson & Johnson	261,687	59,468,371
Merck & Co Inc	376,007	41,462,292
Pfizer Inc	1,139,426	30,126,423
		131,057,086
TOTAL HEALTH CARE		311,709,359
Industrials - 2.0%
Aerospace & Defense - 0.9%
GE Aerospace	90,540	27,776,767
Lockheed Martin Corp	31,393	19,910,068
RTX Corp	129,920	26,104,826
		73,791,661
Air Freight & Logistics - 0.2%
United Parcel Service Inc Class B	122,024	12,961,389
Ground Transportation - 0.2%
Union Pacific Corp	65,370	15,368,487
Industrial Conglomerates - 0.2%
Honeywell International Inc	71,358	16,235,372
Machinery - 0.5%
Caterpillar Inc	47,006	30,899,864
PACCAR Inc	119,082	14,636,369
		45,536,233
Professional Services - 0.0%
Automatic Data Processing Inc	49,314	12,171,681
TOTAL INDUSTRIALS		176,064,823
Information Technology - 24.7%
Communications Equipment - 1.2%
Cisco Systems Inc	1,295,541	101,466,771
IT Services - 1.1%
IBM Corporation	305,623	93,734,574
Semiconductors & Semiconductor Equipment - 11.3%
Broadcom Inc	710,503	235,389,644
Microchip Technology Inc	1,100,230	83,529,462
NVIDIA Corp	2,912,466	556,659,627
Texas Instruments Inc	399,915	86,201,678
		961,780,411
Software - 4.5%
Microsoft Corp	882,316	379,651,752
Technology Hardware, Storage & Peripherals - 6.6%
Apple Inc	1,759,182	456,472,546
Dell Technologies Inc Class C	566,717	64,855,093
HP Inc	1,815,507	35,293,456
		556,621,095
TOTAL INFORMATION TECHNOLOGY		2,093,254,603
Materials - 0.0%
Chemicals - 0.0%
Solstice Advanced Materials Inc	17,630	1,089,005
Real Estate - 8.4%
Health Care REITs - 0.9%
Omega Healthcare Investors Inc	1,689,228	74,123,325
Hotel & Resort REITs - 0.9%
Host Hotels & Resorts Inc	3,963,418	73,442,135
Industrial REITs - 1.0%
Prologis Inc	653,689	85,345,636
Retail REITs - 1.8%
Realty Income Corp	1,277,685	78,143,215
Simon Property Group Inc	393,540	75,288,137
		153,431,352
Specialized REITs - 3.8%
American Tower Corp	398,573	71,456,168
Crown Castle Inc	762,121	66,159,724
Gaming and Leisure Properties Inc	1,327,007	59,383,563
Public Storage	230,361	63,623,405
VICI Properties Inc	2,254,578	63,308,550
		323,931,410
TOTAL REAL ESTATE		710,273,858
Utilities - 9.6%
Electric Utilities - 6.8%
American Electric Power Co Inc	968,210	115,967,353
Duke Energy Corp	884,926	107,385,770
Edison International	1,754,717	109,283,775
NextEra Energy Inc	1,557,228	136,880,341
Southern Co/The	1,207,400	107,832,894
		577,350,133
Independent Power and Renewable Electricity Producers - 1.5%
AES Corp/The	8,621,380	126,303,217
Multi-Utilities - 1.3%
Dominion Energy Inc	1,760,926	105,954,917
TOTAL UTILITIES		809,608,267
TOTAL UNITED STATES		8,020,150,527
TOTAL COMMON STOCKS (Cost $7,200,760,325)		8,456,322,837

U.S. Treasury Obligations - 0.0%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/12/2026 (f) (Cost $918,937)	3.82	920,000	919,082

Money Market Funds - 0.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	3.70	11,014,806	11,017,009
Fidelity Securities Lending Cash Central Fund (g)(h)	3.70	18,925,862	18,927,754
TOTAL MONEY MARKET FUNDS (Cost $29,944,763)			29,944,763

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $7,231,624,025)	8,487,186,682
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(13,066,778)
NET ASSETS - 100.0%	8,474,119,904

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	51	3/2026	17,762,663	212,354

The notional amount of long futures as a percentage of Net Assets is 0.2%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $218,647,071 or 2.6% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $218,647,071 or 2.6% of net assets.

(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $919,082.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	9,901,260	183,086,590	181,970,277	144,934	(564)	-	11,017,009	11,014,806	0.0%
Fidelity Securities Lending Cash Central Fund	33,967,044	449,318,252	464,349,997	349,372	(7,545)	-	18,927,754	18,925,862	0.1%
Total	43,868,304	632,404,842	646,320,274	494,306	(8,109)	-	29,944,763

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of January 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	250,750,549	250,750,549	-	-
Consumer Discretionary	350,272,256	350,272,256	-	-
Consumer Staples	1,012,823,700	1,012,823,700	-	-
Energy	805,766,060	805,766,060	-	-
Financials	1,876,870,492	1,876,870,492	-	-
Health Care	311,709,359	311,709,359	-	-
Industrials	233,904,688	233,904,688	-	-
Information Technology	2,093,254,603	2,093,254,603	-	-
Materials	1,089,005	1,089,005	-	-
Real Estate	710,273,858	710,273,858	-	-
Utilities	809,608,267	809,608,267	-	-

U.S. Treasury Obligations	919,082	-	919,082	-

Money Market Funds	29,944,763	29,944,763	-	-
Total Investments in Securities:	8,487,186,682	8,486,267,600	919,082	-
Derivative Instruments:

Assets
Futures Contracts	212,354	212,354	-	-
Total Assets	212,354	212,354	-	-
Total Derivative Instruments:	212,354	212,354	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	212,354	-
Total Equity Risk	212,354	-
Total Value of Derivatives	212,354	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® High Dividend ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of January 31, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $19,294,708) - See accompanying schedule:
Unaffiliated issuers (cost $7,201,679,262)	$8,457,241,919
Fidelity Central Funds (cost $29,944,763)	29,944,763

Total Investment in Securities (cost $7,231,624,025)		$8,487,186,682
Segregated cash with brokers for derivative instruments		250,038
Foreign currency held at value (cost $18,171)		21,058
Dividends receivable		11,915,458
Interest receivable		244
Distributions receivable from Fidelity Central Funds		50,230
Total assets		8,499,423,710
Liabilities
Payable to custodian bank	$208
Payable for investments purchased	5,270,500
Accrued management fee	1,028,949
Payable for daily variation margin on futures contracts	68,850
Collateral on securities loaned	18,935,299
Total liabilities		25,303,806
Net Assets		$8,474,119,904
Net Assets consist of:
Paid in capital		$7,406,361,208
Total accumulated earnings (loss)		1,067,758,696
Net Assets		$8,474,119,904
Net Asset Value, offering price and redemption price per share ($8,474,119,904 ÷ 145,750,000 shares)		$58.14
Statement of Operations
Six months ended January 31, 2026 (Unaudited)
Investment Income
Dividends		$107,486,618
Interest		26,470
Income from Fidelity Central Funds (including $349,372 from security lending)		494,306
Total income		108,007,394
Expenses
Management fee	$5,512,708
Independent trustees' fees and expenses	13,447
Total expenses before reductions	5,526,155
Expense reductions	(103)
Total expenses after reductions		5,526,052
Net Investment income (loss)		102,481,342
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	603,294
Fidelity Central Funds	(8,109)
Foreign currency transactions	(21,973)
Futures contracts	1,962,981
Total net realized gain (loss)		2,536,193
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	604,919,906
Assets and liabilities in foreign currencies	184,107
Futures contracts	(344,334)
Total change in net unrealized appreciation (depreciation)		604,759,679
Net gain (loss)		607,295,872
Net increase (decrease) in net assets resulting from operations		$709,777,214
Statement of Changes in Net Assets

	Six months ended January 31, 2026 (Unaudited)	Year ended July 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$102,481,342	$140,117,732
Net realized gain (loss)	2,536,193	265,640,106
Change in net unrealized appreciation (depreciation)	604,759,679	188,588,755
Net increase (decrease) in net assets resulting from operations	709,777,214	594,346,593
Distributions to shareholders	(101,553,900)	(149,474,650)

Share transactions
Proceeds from sales of shares	1,652,210,755	3,733,600,337
Cost of shares redeemed	-	(1,131,634,312)

Net increase (decrease) in net assets resulting from share transactions	1,652,210,755	2,601,966,025
Total increase (decrease) in net assets	2,260,434,069	3,046,837,968

Net Assets
Beginning of period	6,213,685,835	3,166,847,867
End of period	$8,474,119,904	$6,213,685,835

Other Information
Shares
Sold	29,600,000	72,950,000
Redeemed	-	(21,950,000)
Net increase (decrease)	29,600,000	51,000,000

Financial Highlights
Fidelity® High Dividend ETF

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$53.50	$48.61	$41.51	$38.44	$38.05	$27.56
Income from Investment Operations
Net investment income (loss) A,B	.78	1.57	1.35	1.39	1.21	1.02
Net realized and unrealized gain (loss)	4.63	4.97	7.17	3.11	.44 C	10.48
Total from investment operations	5.41	6.54	8.52	4.50	1.65	11.50
Distributions from net investment income	(.77)	(1.65)	(1.42)	(1.43)	(1.26)	(1.01)
Total distributions	(.77)	(1.65)	(1.42)	(1.43)	(1.26)	(1.01)
Net asset value, end of period	$58.14	$53.50	$48.61	$41.51	$38.44	$38.05
Total Return D,E,F	10.19%	13.72%	21.01%	12.22%	4.43%	42.42%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.15% I	.15%	.19%	.29%	.29%	.29%
Expenses net of fee waivers, if any	.15 % I	.15%	.19%	.29%	.29%	.29%
Expenses net of all reductions, if any	.15% I	.15%	.19%	.29%	.29%	.29%
Net investment income (loss)	2.78% I	3.11%	3.11%	3.66%	3.11%	3.04%
Supplemental Data
Net assets, end of period (000 omitted)	$8,474,120	$6,213,686	$3,166,848	$1,695,767	$1,278,054	$1,052,122
Portfolio turnover rate J,K	0 % I	39%	14%	52%	38%	32%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FBased on net asset value.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Low Volatility Factor ETF
Schedule of Investments January 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
UNITED STATES - 99.8%
Communication Services - 11.0%
Diversified Telecommunication Services - 1.5%
AT&T Inc	307,137	8,050,061
Comcast Corp Class A	202,342	6,019,675
Verizon Communications Inc	187,741	8,358,229
		22,427,965
Entertainment - 0.4%
Electronic Arts Inc	30,636	6,247,293
Interactive Media & Services - 8.7%
Alphabet Inc Class A	263,264	88,983,232
Meta Platforms Inc Class A	55,082	39,466,253
		128,449,485
Media - 0.0%
Versant Media Group Inc Class A	8,095	263,735
Wireless Telecommunication Services - 0.4%
T-Mobile US Inc	27,228	5,369,634
TOTAL COMMUNICATION SERVICES		162,758,112
Consumer Discretionary - 10.0%
Broadline Retail - 4.0%
Amazon.com Inc (c)	242,422	58,011,585
Hotels, Restaurants & Leisure - 2.2%
Darden Restaurants Inc	31,090	6,197,791
McDonald's Corp	35,570	11,204,550
Starbucks Corp	90,427	8,314,763
Yum! Brands Inc	46,127	7,172,749
		32,889,853
Specialty Retail - 3.8%
AutoZone Inc (c)	1,907	7,064,081
Home Depot Inc/The	38,509	14,425,086
Lowe's Cos Inc	38,522	10,287,685
O'Reilly Automotive Inc (c)	77,941	7,670,174
TJX Cos Inc/The	71,726	10,745,272
Tractor Supply Co	112,751	5,736,771
		55,929,069
TOTAL CONSUMER DISCRETIONARY		146,830,507
Consumer Staples - 5.0%
Beverages - 1.2%
Coca-Cola Co/The	131,632	9,847,390
PepsiCo Inc	52,432	8,055,128
		17,902,518
Consumer Staples Distribution & Retail - 1.0%
Walmart Inc	128,959	15,364,175
Food Products - 0.8%
General Mills Inc	71,220	3,294,637
Hershey Co/The	18,832	3,667,532
Mondelez International Inc	74,230	4,340,228
		11,302,397
Household Products - 1.3%
Colgate-Palmolive Co	52,913	4,777,515
Kimberly-Clark Corp	30,683	3,067,993
Procter & Gamble Co/The	73,166	11,104,404
		18,949,912
Tobacco - 0.7%
Philip Morris International Inc	53,395	9,581,199
TOTAL CONSUMER STAPLES		73,100,201
Energy - 3.2%
Oil, Gas & Consumable Fuels - 3.2%
Cheniere Energy Inc	14,646	3,097,921
Chevron Corp (b)	59,053	10,446,476
ConocoPhillips	52,687	5,491,566
Coterra Energy Inc	109,722	3,165,480
Exxon Mobil Corp	119,543	16,903,380
Kinder Morgan Inc	124,665	3,801,036
Williams Cos Inc/The	65,641	4,415,014
TOTAL ENERGY		47,320,873
Financials - 13.0%
Banks - 1.8%
JPMorgan Chase & Co	86,677	26,513,628
Capital Markets - 1.9%
Cboe Global Markets Inc	30,164	7,995,269
CME Group Inc Class A	32,345	9,349,646
S&P Global Inc	19,377	10,226,987
		27,571,902
Financial Services - 4.2%
Berkshire Hathaway Inc Class B (c)	56,470	27,135,530
Mastercard Inc Class A	30,517	16,442,254
Visa Inc Class A	58,833	18,934,224
		62,512,008
Insurance - 5.1%
Aon PLC	23,785	8,316,187
Arch Capital Group Ltd (c)	86,315	8,289,693
Arthur J Gallagher & Co	29,187	7,278,362
Chubb Ltd	33,736	10,443,316
Hartford Insurance Group Inc/The	60,314	8,146,009
Marsh & McLennan Cos Inc	44,938	8,456,882
Progressive Corp/The	41,149	8,558,992
Travelers Companies Inc/The	30,922	8,797,618
W R Berkley Corp	104,103	7,139,384
		75,426,443
TOTAL FINANCIALS		192,023,981
Health Care - 10.1%
Biotechnology - 2.6%
AbbVie Inc	74,836	16,689,176
Amgen Inc	34,234	11,703,920
Regeneron Pharmaceuticals Inc	14,208	10,534,522
		38,927,618
Health Care Equipment & Supplies - 1.3%
Abbott Laboratories	91,192	9,967,286
Becton Dickinson & Co	42,758	8,700,397
		18,667,683
Health Care Providers & Services - 0.9%
UnitedHealth Group Inc	46,745	13,412,543
Life Sciences Tools & Services - 0.9%
Thermo Fisher Scientific Inc	22,489	13,012,360
Pharmaceuticals - 4.4%
Eli Lilly & Co	26,848	27,845,404
Johnson & Johnson	94,608	21,499,668
Merck & Co Inc	140,386	15,480,364
		64,825,436
TOTAL HEALTH CARE		148,845,640
Industrials - 9.2%
Aerospace & Defense - 3.2%
General Dynamics Corp	22,315	7,834,572
L3Harris Technologies Inc	23,023	7,893,436
Lockheed Martin Corp	17,027	10,798,864
Northrop Grumman Corp	12,042	8,336,195
RTX Corp	63,447	12,748,406
		47,611,473
Building Products - 0.5%
Trane Technologies PLC	16,884	7,101,073
Commercial Services & Supplies - 1.3%
Cintas Corp	31,022	5,937,301
Republic Services Inc	26,975	5,802,052
Waste Management Inc	30,884	6,863,660
		18,603,013
Electrical Equipment - 0.5%
Eaton Corp PLC	22,393	7,869,348
Ground Transportation - 0.6%
Union Pacific Corp	36,946	8,686,005
Industrial Conglomerates - 0.6%
Honeywell International Inc	37,953	8,635,067
Machinery - 1.0%
Deere & Co	15,629	8,252,112
Illinois Tool Works Inc	26,238	6,854,940
		15,107,052
Professional Services - 1.1%
Automatic Data Processing Inc	25,979	6,412,137
Paychex Inc	43,021	4,436,756
Verisk Analytics Inc	21,674	4,713,228
		15,562,121
Trading Companies & Distributors - 0.4%
Fastenal Co	137,929	5,980,601
TOTAL INDUSTRIALS		135,155,753
Information Technology - 31.9%
Communications Equipment - 2.8%
Cisco Systems Inc	327,150	25,622,388
Motorola Solutions Inc	40,353	16,243,697
		41,866,085
Electronic Equipment, Instruments & Components - 1.7%
Amphenol Corp Class A	178,358	25,697,820
IT Services - 5.1%
Amdocs Ltd	190,314	15,594,329
Cognizant Technology Solutions Corp Class A	234,685	19,258,251
IBM Corporation	84,743	25,990,678
VeriSign Inc	61,535	15,028,693
		75,871,951
Semiconductors & Semiconductor Equipment - 7.0%
Analog Devices Inc	82,771	25,731,848
Broadcom Inc	163,028	54,011,177
Texas Instruments Inc	109,465	23,595,181
		103,338,206
Software - 7.8%
Cadence Design Systems Inc (c)	50,246	14,890,905
Microsoft Corp	201,497	86,702,144
Roper Technologies Inc	31,594	11,728,640
		113,321,689
Technology Hardware, Storage & Peripherals - 7.5%
Apple Inc	421,745	109,434,393
TOTAL INFORMATION TECHNOLOGY		469,530,144
Materials - 2.2%
Chemicals - 1.3%
Air Products and Chemicals Inc	9,932	2,706,470
Corteva Inc	34,893	2,540,210
Ecolab Inc	11,098	3,129,525
Linde PLC	13,861	6,334,062
Sherwin-Williams Co/The	9,493	3,366,598
Solstice Advanced Materials Inc	9,490	586,197
		18,663,062
Construction Materials - 0.3%
Martin Marietta Materials Inc	3,791	2,471,542
Vulcan Materials Co	8,079	2,428,063
		4,899,605
Containers & Packaging - 0.2%
Amcor PLC	40,123	1,775,443
AptarGroup Inc	10,313	1,288,609
		3,064,052
Metals & Mining - 0.4%
Newmont Corp	47,923	5,384,149
TOTAL MATERIALS		32,010,868
Real Estate - 2.0%
Health Care REITs - 0.2%
Welltower Inc	25,186	4,744,034
Residential REITs - 0.6%
AvalonBay Communities Inc	12,899	2,291,766
Equity LifeStyle Properties Inc	34,311	2,167,426
Invitation Homes Inc	71,607	1,914,055
Mid-America Apartment Communities Inc	15,281	2,052,238
		8,425,485
Retail REITs - 0.4%
Agree Realty Corp	27,522	1,987,914
Realty Income Corp	52,759	3,226,740
		5,214,654
Specialized REITs - 0.8%
American Tower Corp	19,397	3,477,494
Equinix Inc	4,541	3,727,843
Gaming and Leisure Properties Inc	45,650	2,042,838
VICI Properties Inc	79,335	2,227,727
		11,475,902
TOTAL REAL ESTATE		29,860,075
Utilities - 2.2%
Electric Utilities - 1.4%
American Electric Power Co Inc	33,794	4,047,676
Duke Energy Corp	37,906	4,599,893
Exelon Corp	77,353	3,463,867
Southern Co/The	51,076	4,561,598
Xcel Energy Inc	46,385	3,528,043
		20,201,077
Multi-Utilities - 0.8%
Ameren Corp	30,263	3,125,563
CMS Energy Corp	39,824	2,847,018
Consolidated Edison Inc	31,788	3,389,554
WEC Energy Group Inc	29,637	3,279,927
		12,642,062
TOTAL UTILITIES		32,843,139
TOTAL UNITED STATES		1,470,279,293
TOTAL COMMON STOCKS (Cost $1,265,867,052)		1,470,279,293

U.S. Treasury Obligations - 0.0%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/12/2026 (e) (Cost $134,844)	3.82	135,000	134,865

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f) (Cost $2,236,754)	3.70	2,236,303	2,236,751

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $1,268,238,650)	1,472,650,909
NET OTHER ASSETS (LIABILITIES) - 0.1%	1,164,348
NET ASSETS - 100.0%	1,473,815,257

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	92	3/2026	3,204,245	18,915

The notional amount of long futures as a percentage of Net Assets is 0.2%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $134,865.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,187,594	14,183,156	14,134,271	41,668	275	(3)	2,236,751	2,236,303	0.0%
Fidelity Securities Lending Cash Central Fund	3,475,949	104,245,585	107,720,711	3,559	(823)	-	-	-	0.0%
Total	5,663,543	118,428,741	121,854,982	45,227	(548)	(3)	2,236,751

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of January 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	162,758,112	162,758,112	-	-
Consumer Discretionary	146,830,507	146,830,507	-	-
Consumer Staples	73,100,201	73,100,201	-	-
Energy	47,320,873	47,320,873	-	-
Financials	192,023,981	192,023,981	-	-
Health Care	148,845,640	148,845,640	-	-
Industrials	135,155,753	135,155,753	-	-
Information Technology	469,530,144	469,530,144	-	-
Materials	32,010,868	32,010,868	-	-
Real Estate	29,860,075	29,860,075	-	-
Utilities	32,843,139	32,843,139	-	-

U.S. Treasury Obligations	134,865	-	134,865	-

Money Market Funds	2,236,751	2,236,751	-	-
Total Investments in Securities:	1,472,650,909	1,472,516,044	134,865	-
Derivative Instruments:

Assets
Futures Contracts	18,915	18,915	-	-
Total Assets	18,915	18,915	-	-
Total Derivative Instruments:	18,915	18,915	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	18,915	-
Total Equity Risk	18,915	-
Total Value of Derivatives	18,915	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Low Volatility Factor ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of January 31, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $6,810,650) - See accompanying schedule:
Unaffiliated issuers (cost $1,266,001,896)	$1,470,414,158
Fidelity Central Funds (cost $2,236,754)	2,236,751

Total Investment in Securities (cost $1,268,238,650)		$1,472,650,909
Segregated cash with brokers for derivative instruments		76,098
Dividends receivable		1,278,558
Distributions receivable from Fidelity Central Funds		5,849
Total assets		1,474,011,414
Liabilities
Accrued management fee	$183,737
Payable for daily variation margin on futures contracts	12,420
Total liabilities		196,157
Net Assets		$1,473,815,257
Net Assets consist of:
Paid in capital		$1,317,828,556
Total accumulated earnings (loss)		155,986,701
Net Assets		$1,473,815,257
Net Asset Value, offering price and redemption price per share ($1,473,815,257 ÷ 21,650,000 shares)		$68.07
Statement of Operations
Six months ended January 31, 2026 (Unaudited)
Investment Income
Dividends		$10,954,342
Interest		3,978
Income from Fidelity Central Funds (including $3,559 from security lending)		45,227
Total income		11,003,547
Expenses
Management fee	$1,051,145
Independent trustees' fees and expenses	2,747
Total expenses before reductions	1,053,892
Expense reductions	(267)
Total expenses after reductions		1,053,625
Net Investment income (loss)		9,949,922
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(25,233,739)
Redemptions in-kind	54,867,730
Fidelity Central Funds	(548)
Futures contracts	322,920
Total net realized gain (loss)		29,956,363
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	74,701,270
Fidelity Central Funds	(3)
Futures contracts	(75,080)
Total change in net unrealized appreciation (depreciation)		74,626,187
Net gain (loss)		104,582,550
Net increase (decrease) in net assets resulting from operations		$114,532,472
Statement of Changes in Net Assets

	Six months ended January 31, 2026 (Unaudited)	Year ended July 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,949,922	$18,997,510
Net realized gain (loss)	29,956,363	57,307,084
Change in net unrealized appreciation (depreciation)	74,626,187	23,866,419
Net increase (decrease) in net assets resulting from operations	114,532,472	100,171,013
Distributions to shareholders	(9,417,300)	(18,770,250)

Share transactions
Proceeds from sales of shares	328,481,262	421,858,783
Cost of shares redeemed	(195,662,299)	(410,955,033)

Net increase (decrease) in net assets resulting from share transactions	132,818,963	10,903,750
Total increase (decrease) in net assets	237,934,135	92,304,513

Net Assets
Beginning of period	1,235,881,122	1,143,576,609
End of period	$1,473,815,257	$1,235,881,122

Other Information
Shares
Sold	5,050,000	6,950,000
Redeemed	(3,000,000)	(6,900,000)
Net increase (decrease)	2,050,000	50,000

Financial Highlights
Fidelity® Low Volatility Factor ETF

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$63.06	$58.49	$51.02	$47.58	$48.75	$38.33
Income from Investment Operations
Net investment income (loss) A,B	.47	.91	.84	.74	.62	.56
Net realized and unrealized gain (loss)	4.98	4.56	7.40	3.44	(1.17)	10.43
Total from investment operations	5.45	5.47	8.24	4.18	(.55)	10.99
Distributions from net investment income	(.44)	(.90)	(.77)	(.74)	(.62)	(.57)
Total distributions	(.44)	(.90)	(.77)	(.74)	(.62)	(.57)
Net asset value, end of period	$68.07	$63.06	$58.49	$51.02	$47.58	$48.75
Total Return C,D,E	8.68%	9.39%	16.29%	8.96%	(1.12)%	28.90%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.15% H	.15%	.18%	.29%	.29%	.29%
Expenses net of fee waivers, if any	.15 % H	.15%	.18%	.29%	.29%	.29%
Expenses net of all reductions, if any	.15% H	.15%	.18%	.29%	.29%	.29%
Net investment income (loss)	1.42% H	1.50%	1.56%	1.57%	1.27%	1.31%
Supplemental Data
Net assets, end of period (000 omitted)	$1,473,815	$1,235,881	$1,143,577	$553,605	$444,863	$511,897
Portfolio turnover rate I,J	31 % H	19%	32%	46%	28%	46%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EBased on net asset value.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IPortfolio turnover rate excludes securities received or delivered in-kind.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Momentum Factor ETF
Schedule of Investments January 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.9%
	Shares	Value ($)
AUSTRALIA - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Anglogold Ashanti Plc	13,945	1,295,072
CANADA - 0.7%
Information Technology - 0.7%
Software - 0.7%
D-Wave Quantum Inc (b)(c)	224,198	4,757,482
UNITED STATES - 99.0%
Communication Services - 10.6%
Diversified Telecommunication Services - 0.5%
AST SpaceMobile Inc Class A (b)(c)	30,679	3,411,811
Entertainment - 1.5%
Netflix Inc (b)	59,065	4,931,337
ROBLOX Corp Class A (b)	24,703	1,624,469
Warner Bros Discovery Inc (b)	107,165	2,951,324
		9,507,130
Interactive Media & Services - 8.6%
Alphabet Inc Class A	110,684	37,411,192
Meta Platforms Inc Class A	24,519	17,567,864
		54,979,056
TOTAL COMMUNICATION SERVICES		67,897,997
Consumer Discretionary - 10.3%
Automobile Components - 0.2%
QuantumScape Corp Class A (b)(c)	168,142	1,488,056
Automobiles - 2.3%
Tesla Inc (b)	33,692	14,501,374
Broadline Retail - 4.6%
Amazon.com Inc (b)	107,042	25,615,151
eBay Inc	36,725	3,350,054
		28,965,205
Hotels, Restaurants & Leisure - 0.5%
DoorDash Inc Class A (b)	16,925	3,463,194
Household Durables - 0.4%
Somnigroup International Inc	31,333	2,752,604
Specialty Retail - 1.7%
AutoZone Inc (b)	875	3,241,253
Carvana Co Class A (b)	10,341	4,147,879
O'Reilly Automotive Inc (b)	35,821	3,525,145
		10,914,277
Textiles, Apparel & Luxury Goods - 0.6%
Tapestry Inc	28,409	3,605,386
TOTAL CONSUMER DISCRETIONARY		65,690,096
Consumer Staples - 5.0%
Beverages - 1.2%
Celsius Holdings Inc (b)	29,255	1,535,302
Coca-Cola Co/The	56,479	4,225,194
Monster Beverage Corp (b)	25,876	2,089,746
		7,850,242
Consumer Staples Distribution & Retail - 2.8%
Casey's General Stores Inc	2,749	1,667,269
Costco Wholesale Corp	5,751	5,407,378
Dollar General Corp	15,172	2,176,120
Kroger Co/The	25,693	1,614,804
Walmart Inc	55,813	6,649,561
		17,515,132
Tobacco - 1.0%
Altria Group Inc	38,407	2,380,850
Philip Morris International Inc	23,757	4,262,956
		6,643,806
TOTAL CONSUMER STAPLES		32,009,180
Energy - 3.1%
Oil, Gas & Consumable Fuels - 3.1%
Antero Midstream Corp	60,583	1,140,172
Centrus Energy Corp Class A (b)(c)	3,731	1,038,263
Cheniere Energy Inc	6,929	1,465,622
Chevron Corp	25,539	4,517,849
EQT Corp	23,737	1,370,337
Exxon Mobil Corp	50,910	7,198,674
Marathon Petroleum Corp	8,141	1,434,363
Williams Cos Inc/The	29,163	1,961,503
TOTAL ENERGY		20,126,783
Financials - 12.9%
Banks - 3.3%
Citigroup Inc	42,330	4,898,004
JPMorgan Chase & Co	35,035	10,716,857
Wells Fargo & Co	59,994	5,428,857
		21,043,718
Capital Markets - 4.7%
Bank of New York Mellon Corp/The	29,376	3,522,770
Charles Schwab Corp/The	42,686	4,435,929
CME Group Inc Class A	12,510	3,616,141
Coinbase Global Inc Class A (b)	10,464	2,037,759
Goldman Sachs Group Inc/The	6,086	5,692,906
Interactive Brokers Group Inc Class A	39,124	2,929,605
Morgan Stanley	26,888	4,915,126
Robinhood Markets Inc Class A (b)	26,760	2,662,085
		29,812,321
Consumer Finance - 0.9%
Capital One Financial Corp	17,531	3,838,061
SoFi Technologies Inc Class A (b)	101,160	2,307,459
		6,145,520
Financial Services - 4.0%
Berkshire Hathaway Inc Class B (b)	23,122	11,110,815
Mastercard Inc Class A	12,580	6,777,978
Visa Inc Class A	24,060	7,743,230
		25,632,023
TOTAL FINANCIALS		82,633,582
Health Care - 9.2%
Biotechnology - 3.2%
Alnylam Pharmaceuticals Inc (b)	11,447	3,869,773
Bridgebio Pharma Inc (b)	72,930	5,635,301
Gilead Sciences Inc	48,541	6,890,395
Insmed Inc (b)	26,172	4,105,602
		20,501,071
Health Care Equipment & Supplies - 1.3%
IDEXX Laboratories Inc (b)	7,059	4,732,777
iRhythm Technologies Inc (b)	25,517	3,942,631
		8,675,408
Health Care Providers & Services - 3.0%
Cencora Inc	14,335	5,149,419
Guardant Health Inc (b)	47,680	5,437,428
HCA Healthcare Inc	11,109	5,424,191
Hims & Hers Health Inc Class A (b)(c)	109,702	2,971,827
		18,982,865
Pharmaceuticals - 1.7%
Johnson & Johnson	47,811	10,865,050
TOTAL HEALTH CARE		59,024,394
Industrials - 9.9%
Aerospace & Defense - 5.3%
Axon Enterprise Inc (b)	4,442	2,148,062
Boeing Co (b)	18,445	4,310,965
GE Aerospace	17,571	5,390,608
General Dynamics Corp	8,823	3,097,667
Howmet Aerospace Inc	14,449	3,006,548
Kratos Defense & Security Solutions Inc (b)	31,400	3,234,514
Northrop Grumman Corp	5,097	3,528,449
Rocket Lab Corp	47,560	3,808,129
RTX Corp	25,572	5,138,182
		33,663,124
Construction & Engineering - 0.8%
Comfort Systems USA Inc	2,595	2,963,750
Sterling Infrastructure Inc (b)	5,833	2,087,689
		5,051,439
Electrical Equipment - 2.0%
Bloom Energy Corp Class A (b)(c)	17,859	2,703,317
GE Vernova Inc	6,611	4,802,032
Nextpower Inc Class A (b)	21,675	2,537,926
Vertiv Holdings Co Class A	15,536	2,892,492
		12,935,767
Ground Transportation - 0.6%
Uber Technologies Inc (b)	44,041	3,525,482
Industrial Conglomerates - 0.3%
3M Co	18,410	2,819,676
Machinery - 0.9%
Caterpillar Inc	8,425	5,538,258
TOTAL INDUSTRIALS		63,533,746
Information Technology - 31.8%
Electronic Equipment, Instruments & Components - 1.2%
Amphenol Corp Class A	57,511	8,286,185
IT Services - 1.7%
Cloudflare Inc Class A (b)	30,864	5,473,730
Snowflake Inc (b)	26,997	5,202,322
		10,676,052
Semiconductors & Semiconductor Equipment - 18.1%
Broadcom Inc	64,316	21,307,891
Credo Technology Group Holding Ltd (b)	40,025	5,014,332
KLA Corp	6,504	9,287,322
Lam Research Corp	51,217	11,957,121
Micron Technology Inc	37,418	15,523,980
NVIDIA Corp	275,521	52,660,329
		115,750,975
Software - 9.2%
AppLovin Corp Class A (b)	12,775	6,043,980
Microsoft Corp	86,390	37,172,753
Oracle Corp	42,162	6,939,022
Palantir Technologies Inc Class A (b)	58,385	8,558,657
		58,714,412
Technology Hardware, Storage & Peripherals - 1.6%
Seagate Technology Holdings PLC	24,627	10,040,182
TOTAL INFORMATION TECHNOLOGY		203,467,806
Materials - 2.0%
Chemicals - 1.2%
Corteva Inc	17,202	1,252,305
Ecolab Inc	5,142	1,449,993
Linde PLC	6,246	2,854,235
Sherwin-Williams Co/The	4,281	1,518,214
		7,074,747
Construction Materials - 0.2%
CRH PLC	12,428	1,521,311
Metals & Mining - 0.6%
Coeur Mining Inc (b)	52,118	1,065,292
MP Materials Corp (b)(c)	14,053	825,895
Newmont Corp	18,906	2,124,089
		4,015,276
TOTAL MATERIALS		12,611,334
Real Estate - 2.1%
Diversified REITs - 0.1%
WP Carey Inc	12,521	873,340
Health Care REITs - 0.7%
American Healthcare REIT Inc	15,981	749,669
Ventas Inc	13,657	1,060,739
Welltower Inc	10,278	1,935,964
		3,746,372
Industrial REITs - 0.3%
Prologis Inc	14,739	1,924,324
Real Estate Management & Development - 0.3%
CBRE Group Inc Class A (b)	7,483	1,274,579
CoStar Group Inc (b)	14,382	884,493
		2,159,072
Residential REITs - 0.1%
Sun Communities Inc	6,686	851,997
Specialized REITs - 0.6%
American Tower Corp	8,483	1,520,833
Digital Realty Trust Inc	7,253	1,203,635
VICI Properties Inc	33,604	943,600
		3,668,068
TOTAL REAL ESTATE		13,223,173
Utilities - 2.1%
Electric Utilities - 1.3%
American Electric Power Co Inc	15,235	1,824,772
Constellation Energy Corp	6,486	1,820,490
Entergy Corp	16,876	1,618,240
NRG Energy Inc	8,917	1,361,002
Oklo Inc Class A (b)(c)	12,314	980,441
		7,604,945
Gas Utilities - 0.2%
Atmos Energy Corp	8,382	1,394,261
Independent Power and Renewable Electricity Producers - 0.4%
Talen Energy Corp (b)	3,538	1,232,497
Vistra Corp	9,613	1,522,219
		2,754,716
Multi-Utilities - 0.2%
CenterPoint Energy Inc	37,024	1,469,483
TOTAL UTILITIES		13,223,405
TOTAL UNITED STATES		633,441,496
TOTAL COMMON STOCKS (Cost $535,056,568)		639,494,050

U.S. Treasury Obligations - 0.0%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/12/2026 (e) (Cost $36,956)	3.82	37,000	36,963

Money Market Funds - 2.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	3.70	553,240	553,350
Fidelity Securities Lending Cash Central Fund (f)(g)	3.70	16,488,875	16,490,524
TOTAL MONEY MARKET FUNDS (Cost $17,043,879)			17,043,874

TOTAL INVESTMENT IN SECURITIES - 102.6% (Cost $552,137,403)	656,574,887
NET OTHER ASSETS (LIABILITIES) - (2.6)%	(16,348,260)
NET ASSETS - 100.0%	640,226,627

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	18	3/2026	626,918	4,864

The notional amount of long futures as a percentage of Net Assets is 0.1%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $36,963.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	435,697	4,742,603	4,624,959	10,881	14	(5)	553,350	553,240	0.0%
Fidelity Securities Lending Cash Central Fund	7,911,625	74,641,525	66,062,300	8,092	(326)	-	16,490,524	16,488,875	0.1%
Total	8,347,322	79,384,128	70,687,259	18,973	(312)	(5)	17,043,874

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of January 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	67,897,997	67,897,997	-	-
Consumer Discretionary	65,690,096	65,690,096	-	-
Consumer Staples	32,009,180	32,009,180	-	-
Energy	20,126,783	20,126,783	-	-
Financials	82,633,582	82,633,582	-	-
Health Care	59,024,394	59,024,394	-	-
Industrials	63,533,746	63,533,746	-	-
Information Technology	208,225,288	208,225,288	-	-
Materials	13,906,406	13,906,406	-	-
Real Estate	13,223,173	13,223,173	-	-
Utilities	13,223,405	13,223,405	-	-

U.S. Treasury Obligations	36,963	-	36,963	-

Money Market Funds	17,043,874	17,043,874	-	-
Total Investments in Securities:	656,574,887	656,537,924	36,963	-
Derivative Instruments:

Assets
Futures Contracts	4,864	4,864	-	-
Total Assets	4,864	4,864	-	-
Total Derivative Instruments:	4,864	4,864	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	4,864	-
Total Equity Risk	4,864	-
Total Value of Derivatives	4,864	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Momentum Factor ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of January 31, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $14,741,342) - See accompanying schedule:
Unaffiliated issuers (cost $535,093,524)	$639,531,013
Fidelity Central Funds (cost $17,043,879)	17,043,874

Total Investment in Securities (cost $552,137,403)		$656,574,887
Segregated cash with brokers for derivative instruments		36,055
Cash		8,272
Dividends receivable		176,353
Distributions receivable from Fidelity Central Funds		3,608
Total assets		656,799,175
Liabilities
Accrued management fee	$79,269
Payable for daily variation margin on futures contracts	2,430
Collateral on securities loaned	16,490,849
Total liabilities		16,572,548
Net Assets		$640,226,627
Net Assets consist of:
Paid in capital		$577,623,873
Total accumulated earnings (loss)		62,602,754
Net Assets		$640,226,627
Net Asset Value, offering price and redemption price per share ($640,226,627 ÷ 7,450,000 shares)		$85.94
Statement of Operations
Six months ended January 31, 2026 (Unaudited)
Investment Income
Dividends		$2,253,739
Interest		1,331
Income from Fidelity Central Funds (including $8,092 from security lending)		18,973
Total income		2,274,043
Expenses
Management fee	$424,820
Independent trustees' fees and expenses	1,083
Total expenses before reductions	425,903
Expense reductions	(399)
Total expenses after reductions		425,504
Net Investment income (loss)		1,848,539
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(16,763,794)
Redemptions in-kind	29,807,870
Fidelity Central Funds	(312)
Futures contracts	102,248
Total net realized gain (loss)		13,146,012
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	39,617,086
Fidelity Central Funds	(5)
Futures contracts	(17,980)
Total change in net unrealized appreciation (depreciation)		39,599,101
Net gain (loss)		52,745,113
Net increase (decrease) in net assets resulting from operations		$54,593,652
Statement of Changes in Net Assets

	Six months ended January 31, 2026 (Unaudited)	Year ended July 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,848,539	$3,370,580
Net realized gain (loss)	13,146,012	43,626,136
Change in net unrealized appreciation (depreciation)	39,599,101	24,376,907
Net increase (decrease) in net assets resulting from operations	54,593,652	71,373,623
Distributions to shareholders	(2,041,300)	(3,728,100)

Share transactions
Proceeds from sales of shares	200,839,068	491,430,304
Cost of shares redeemed	(119,315,028)	(273,846,824)

Net increase (decrease) in net assets resulting from share transactions	81,524,040	217,583,480
Total increase (decrease) in net assets	134,076,392	285,229,003

Net Assets
Beginning of period	506,150,235	220,921,232
End of period	$640,226,627	$506,150,235

Other Information
Shares
Sold	2,450,000	7,050,000
Redeemed	(1,500,000)	(4,050,000)
Net increase (decrease)	950,000	3,000,000

Financial Highlights
Fidelity® Momentum Factor ETF

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$77.87	$63.12	$49.30	$45.78	$49.77	$39.26
Income from Investment Operations
Net investment income (loss) A,B	.27	.58	.41	.53	.43	.25
Net realized and unrealized gain (loss)	8.10	14.82	13.80	3.53	(4.01)	10.54
Total from investment operations	8.37	15.40	14.21	4.06	(3.58)	10.79
Distributions from net investment income	(.30)	(.65)	(.39)	(.54)	(.41)	(.28)
Total distributions	(.30)	(.65)	(.39)	(.54)	(.41)	(.28)
Net asset value, end of period	$85.94	$77.87	$63.12	$49.30	$45.78	$49.77
Total Return C,D,E	10.75%	24.53%	28.94%	9.02%	(7.20)%	27.58%
Ratios to Average Net Assets A,F,G
Expenses before reductions	.15% H	.15%	.18%	.29%	.29%	.29%
Expenses net of fee waivers, if any	.15 % H	.15%	.18%	.29%	.29%	.29%
Expenses net of all reductions, if any	.15% H	.15%	.18%	.29%	.29%	.29%
Net investment income (loss)	.65% H	.83%	.75%	1.19%	.88%	.55%
Supplemental Data
Net assets, end of period (000 omitted)	$640,227	$506,150	$220,921	$152,831	$116,748	$156,764
Portfolio turnover rate I,J	102 % H	121%	119%	137%	123%	128%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EBased on net asset value.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IPortfolio turnover rate excludes securities received or delivered in-kind.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Quality Factor ETF
Schedule of Investments January 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 94.8%
	Shares	Value ($)
AUSTRALIA - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
Anglogold Ashanti Plc	35,111	3,260,759
UNITED STATES - 94.5%
Communication Services - 9.5%
Diversified Telecommunication Services - 1.2%
AT&T Inc	199,399	5,226,248
Comcast Corp Class A	119,881	3,566,460
Verizon Communications Inc	118,808	5,289,332
		14,082,040
Entertainment - 0.7%
Netflix Inc (b)	91,970	7,678,575
Interactive Media & Services - 7.6%
Alphabet Inc Class A	173,825	58,752,850
Meta Platforms Inc Class A	41,801	29,950,417
		88,703,267
Media - 0.0%
Trade Desk Inc (The) Class A (b)	28,183	854,790
Versant Media Group Inc Class A	4,795	156,221
		1,011,011
TOTAL COMMUNICATION SERVICES		111,474,893
Consumer Discretionary - 9.6%
Hotels, Restaurants & Leisure - 5.0%
Airbnb Inc Class A (b)	67,141	8,686,031
Booking Holdings Inc	2,031	10,158,737
Domino's Pizza Inc	18,318	7,516,425
Hilton Worldwide Holdings Inc	33,996	10,148,146
McDonald's Corp	40,218	12,668,670
Yum! Brands Inc	61,936	9,631,048
		58,809,057
Specialty Retail - 4.6%
AutoZone Inc (b)	2,413	8,938,452
Home Depot Inc/The	39,070	14,635,231
Lowe's Cos Inc	44,627	11,918,087
O'Reilly Automotive Inc (b)	96,774	9,523,529
Williams-Sonoma Inc	44,426	9,091,781
		54,107,080
TOTAL CONSUMER DISCRETIONARY		112,916,137
Consumer Staples - 4.6%
Beverages - 0.8%
Constellation Brands Inc Class A	20,722	3,247,137
Monster Beverage Corp (b)	73,841	5,963,400
		9,210,537
Food Products - 0.4%
Hershey Co/The	21,725	4,230,943
Household Products - 2.2%
Church & Dwight Co Inc	41,556	3,999,765
Clorox Co/The	30,520	3,442,351
Colgate-Palmolive Co	61,506	5,553,377
Kimberly-Clark Corp	33,426	3,342,265
Procter & Gamble Co/The	66,201	10,047,326
		26,385,084
Tobacco - 1.2%
Altria Group Inc	87,042	5,395,734
Philip Morris International Inc	49,073	8,805,659
		14,201,393
TOTAL CONSUMER STAPLES		54,027,957
Energy - 3.0%
Oil, Gas & Consumable Fuels - 3.0%
Antero Midstream Corp	116,618	2,194,751
Cheniere Energy Inc	12,085	2,556,219
Chevron Corp	45,630	8,071,947
ConocoPhillips	37,923	3,952,714
EOG Resources Inc	23,542	2,639,764
Exxon Mobil Corp	92,531	13,083,884
Texas Pacific Land Corp	6,788	2,364,668
TOTAL ENERGY		34,863,947
Financials - 12.1%
Banks - 3.6%
Axos Financial Inc (b)	73,416	7,267,450
Commerce Bancshares Inc/MO	108,181	5,694,648
East West Bancorp Inc	64,319	7,360,666
JPMorgan Chase & Co	70,410	21,537,715
		41,860,479
Capital Markets - 5.1%
Ameriprise Financial Inc	13,397	7,062,764
Blackstone Inc	48,532	6,911,927
CME Group Inc Class A	30,061	8,689,433
Hamilton Lane Inc Class A	43,076	6,084,054
Moody's Corp	15,099	7,784,440
MSCI Inc	12,906	7,862,593
S&P Global Inc	16,935	8,938,125
SEI Investments Co	76,912	6,756,719
		60,090,055
Financial Services - 2.5%
Mastercard Inc Class A	25,689	13,840,976
Visa Inc Class A	47,833	15,394,095
		29,235,071
Insurance - 0.9%
Erie Indemnity Co Class A (c)	18,618	5,269,080
Kinsale Capital Group Inc	14,929	5,910,093
		11,179,173
TOTAL FINANCIALS		142,364,778
Health Care - 9.6%
Biotechnology - 2.8%
AbbVie Inc	60,508	13,493,889
Amgen Inc	27,997	9,571,614
Gilead Sciences Inc	70,719	10,038,562
		33,104,065
Health Care Equipment & Supplies - 1.4%
Abbott Laboratories	73,757	8,061,640
IDEXX Laboratories Inc (b)	11,831	7,932,212
		15,993,852
Life Sciences Tools & Services - 0.5%
Mettler-Toledo International Inc (b)	4,570	6,275,707
Pharmaceuticals - 4.9%
Eli Lilly & Co	21,196	21,983,432
Johnson & Johnson	76,641	17,416,667
Merck & Co Inc	113,754	12,543,654
Zoetis Inc Class A	44,624	5,569,968
		57,513,721
TOTAL HEALTH CARE		112,887,345
Industrials - 8.8%
Aerospace & Defense - 1.3%
GE Aerospace	32,921	10,099,834
TransDigm Group Inc	3,303	4,715,164
		14,814,998
Building Products - 0.5%
Trane Technologies PLC	12,871	5,413,285
Commercial Services & Supplies - 0.7%
Cintas Corp	24,202	4,632,021
Copart Inc (b)	101,049	4,100,568
		8,732,589
Construction & Engineering - 0.6%
Comfort Systems USA Inc	6,364	7,268,324
Electrical Equipment - 0.5%
Eaton Corp PLC	15,844	5,567,898
Ground Transportation - 1.0%
Old Dominion Freight Line Inc	28,224	4,888,397
Union Pacific Corp	28,283	6,649,333
		11,537,730
Machinery - 2.4%
Caterpillar Inc	17,417	11,449,240
Illinois Tool Works Inc	20,527	5,362,884
Otis Worldwide Corp	53,983	4,611,228
Parker-Hannifin Corp	7,588	7,101,154
		28,524,506
Professional Services - 1.0%
Automatic Data Processing Inc	19,639	4,847,298
Paychex Inc	30,845	3,181,045
Verisk Analytics Inc	17,292	3,760,318
		11,788,661
Trading Companies & Distributors - 0.8%
Fastenal Co	104,656	4,537,884
WW Grainger Inc	4,440	4,794,934
		9,332,818
TOTAL INDUSTRIALS		102,980,809
Information Technology - 31.3%
Communications Equipment - 0.9%
Arista Networks Inc (b)	71,241	10,097,699
Semiconductors & Semiconductor Equipment - 14.5%
Applied Materials Inc	50,446	16,259,755
Broadcom Inc	104,693	34,684,791
Lam Research Corp	92,275	21,542,522
NVIDIA Corp	462,417	88,381,761
QUALCOMM Inc	62,974	9,546,228
		170,415,057
Software - 9.4%
Adobe Inc (b)	25,698	7,535,939
AppLovin Corp Class A (b)	21,068	9,967,481
Fair Isaac Corp (b)	5,105	7,469,483
Fortinet Inc (b)	77,189	6,272,377
Intuit Inc	13,400	6,685,528
Microsoft Corp	142,482	61,308,580
Palantir Technologies Inc Class A (b)	79,369	11,634,702
		110,874,090
Technology Hardware, Storage & Peripherals - 6.5%
Apple Inc	292,470	75,890,116
TOTAL INFORMATION TECHNOLOGY		367,276,962
Materials - 2.1%
Chemicals - 1.0%
CF Industries Holdings Inc	14,817	1,381,389
Ecolab Inc	9,056	2,553,701
Linde PLC	10,897	4,979,603
Sherwin-Williams Co/The	7,382	2,617,952
		11,532,645
Construction Materials - 0.2%
Eagle Materials Inc (c)	5,012	1,021,495
Vulcan Materials Co	6,588	1,979,958
		3,001,453
Metals & Mining - 0.9%
Freeport-McMoRan Inc	51,541	3,104,314
Newmont Corp	40,391	4,537,929
Royal Gold Inc	9,287	2,445,360
		10,087,603
TOTAL MATERIALS		24,621,701
Real Estate - 1.9%
Health Care REITs - 0.3%
Welltower Inc	18,576	3,498,975
Industrial REITs - 0.2%
Prologis Inc	25,675	3,352,128
Retail REITs - 0.4%
Realty Income Corp	33,784	2,066,229
Simon Property Group Inc	12,554	2,401,706
		4,467,935
Specialized REITs - 1.0%
American Tower Corp	13,751	2,465,279
Crown Castle Inc	15,963	1,385,748
Digital Realty Trust Inc	10,876	1,804,872
Extra Space Storage Inc	10,003	1,380,114
Public Storage	6,378	1,761,540
SBA Communications Corp Class A	7,114	1,309,759
VICI Properties Inc	44,283	1,243,467
		11,350,779
TOTAL REAL ESTATE		22,669,817
Utilities - 2.0%
Electric Utilities - 1.2%
Constellation Energy Corp	10,140	2,846,095
NextEra Energy Inc	60,096	5,282,439
NRG Energy Inc	13,743	2,097,594
Southern Co/The	40,256	3,595,263
		13,821,391
Gas Utilities - 0.3%
National Fuel Gas Co	21,988	1,841,495
UGI Corp	49,414	1,981,996
		3,823,491
Independent Power and Renewable Electricity Producers - 0.3%
Talen Energy Corp (b)	5,505	1,917,722
Vistra Corp	13,168	2,085,153
		4,002,875
Multi-Utilities - 0.2%
WEC Energy Group Inc	20,417	2,259,549
TOTAL UTILITIES		23,907,306
TOTAL UNITED STATES		1,109,991,652
TOTAL COMMON STOCKS (Cost $867,431,630)		1,113,252,411

U.S. Treasury Obligations - 0.0%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/12/2026 (e) (Cost $135,843)	3.82	136,000	135,864

Money Market Funds - 5.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	3.70	56,465,611	56,476,904
Fidelity Securities Lending Cash Central Fund (f)(g)	3.70	4,632,521	4,632,984
TOTAL MONEY MARKET FUNDS (Cost $61,114,066)			61,109,888

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $928,681,539)	1,174,498,163
NET OTHER ASSETS (LIABILITIES) - 0.0%	(152,995)
NET ASSETS - 100.0%	1,174,345,168

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	1,737	3/2026	60,497,539	464,841

The notional amount of long futures as a percentage of Net Assets is 5.2%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $135,864.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,522,286	82,894,592	27,935,575	380,193	(221)	(4,178)	56,476,904	56,465,611	0.1%
Fidelity Securities Lending Cash Central Fund	1,311,050	60,527,112	57,205,212	2,016	34	-	4,632,984	4,632,521	0.0%
Total	2,833,336	143,421,704	85,140,787	382,209	(187)	(4,178)	61,109,888

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of January 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	111,474,893	111,474,893	-	-
Consumer Discretionary	112,916,137	112,916,137	-	-
Consumer Staples	54,027,957	54,027,957	-	-
Energy	34,863,947	34,863,947	-	-
Financials	142,364,778	142,364,778	-	-
Health Care	112,887,345	112,887,345	-	-
Industrials	102,980,809	102,980,809	-	-
Information Technology	367,276,962	367,276,962	-	-
Materials	27,882,460	27,882,460	-	-
Real Estate	22,669,817	22,669,817	-	-
Utilities	23,907,306	23,907,306	-	-

U.S. Treasury Obligations	135,864	-	135,864	-

Money Market Funds	61,109,888	61,109,888	-	-
Total Investments in Securities:	1,174,498,163	1,174,362,299	135,864	-
Derivative Instruments:

Assets
Futures Contracts	464,841	464,841	-	-
Total Assets	464,841	464,841	-	-
Total Derivative Instruments:	464,841	464,841	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	464,841	-
Total Equity Risk	464,841	-
Total Value of Derivatives	464,841	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Quality Factor ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of January 31, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $4,553,082) - See accompanying schedule:
Unaffiliated issuers (cost $867,567,473)	$1,113,388,275
Fidelity Central Funds (cost $61,114,066)	61,109,888

Total Investment in Securities (cost $928,681,539)		$1,174,498,163
Segregated cash with brokers for derivative instruments		3,813,991
Dividends receivable		869,915
Distributions receivable from Fidelity Central Funds		176,001
Total assets		1,179,358,070
Liabilities
Accrued management fee	$145,457
Payable for daily variation margin on futures contracts	234,495
Collateral on securities loaned	4,632,950
Total liabilities		5,012,902
Net Assets		$1,174,345,168
Net Assets consist of:
Paid in capital		$950,199,384
Total accumulated earnings (loss)		224,145,784
Net Assets		$1,174,345,168
Net Asset Value, offering price and redemption price per share ($1,174,345,168 ÷ 15,300,000 shares)		$76.75
Statement of Operations
Six months ended January 31, 2026 (Unaudited)
Investment Income
Dividends		$6,698,597
Interest		14,052
Income from Fidelity Central Funds (including $2,016 from security lending)		382,209
Total income		7,094,858
Expenses
Management fee	$842,699
Independent trustees' fees and expenses	2,246
Total expenses before reductions	844,945
Expense reductions	(233)
Total expenses after reductions		844,712
Net Investment income (loss)		6,250,146
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(10,285,539)
Redemptions in-kind	32,218,361
Fidelity Central Funds	(187)
Futures contracts	560,427
Total net realized gain (loss)		22,493,062
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	64,917,715
Fidelity Central Funds	(4,178)
Futures contracts	387,587
Total change in net unrealized appreciation (depreciation)		65,301,124
Net gain (loss)		87,794,186
Net increase (decrease) in net assets resulting from operations		$94,044,332
Statement of Changes in Net Assets

	Six months ended January 31, 2026 (Unaudited)	Year ended July 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,250,146	$13,566,963
Net realized gain (loss)	22,493,062	91,184,569
Change in net unrealized appreciation (depreciation)	65,301,124	42,302,777
Net increase (decrease) in net assets resulting from operations	94,044,332	147,054,309
Distributions to shareholders	(6,542,850)	(13,620,100)

Share transactions
Proceeds from sales of shares	165,225,357	337,528,749
Cost of shares redeemed	(131,100,630)	(446,794,950)

Net increase (decrease) in net assets resulting from share transactions	34,124,727	(109,266,201)
Total increase (decrease) in net assets	121,626,209	24,168,008

Net Assets
Beginning of period	1,052,718,959	1,028,550,951
End of period	$1,174,345,168	$1,052,718,959

Other Information
Shares
Sold	2,250,000	5,150,000
Redeemed	(1,800,000)	(6,850,000)
Net increase (decrease)	450,000	(1,700,000)

Financial Highlights
Fidelity® Quality Factor ETF

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$70.89	$62.15	$52.29	$48.06	$51.19	$38.19
Income from Investment Operations
Net investment income (loss) A,B	.41	.85	.73	.72	.67	.62
Net realized and unrealized gain (loss)	5.88	8.75	9.83	4.20	(3.10)	13.00
Total from investment operations	6.29	9.60	10.56	4.92	(2.43)	13.62
Distributions from net investment income	(.43)	(.86)	(.70)	(.69)	(.70)	(.62)
Total distributions	(.43)	(.86)	(.70)	(.69)	(.70)	(.62)
Net asset value, end of period	$76.75	$70.89	$62.15	$52.29	$48.06	$51.19
Total Return C,D,E	8.90%	15.56%	20.34%	10.46%	(4.79)%	36.00%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.15% H	.15%	.18%	.29%	.29%	.29%
Expenses net of fee waivers, if any	.15 % H	.15%	.18%	.29%	.29%	.29%
Expenses net of all reductions, if any	.15% H	.15%	.18%	.29%	.29%	.29%
Net investment income (loss)	1.11% H	1.28%	1.30%	1.54%	1.33%	1.39%
Supplemental Data
Net assets, end of period (000 omitted)	$1,174,345	$1,052,719	$1,028,551	$326,843	$266,714	$245,721
Portfolio turnover rate I,J	36 % H	33%	34%	43%	38%	35%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EBased on net asset value.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Small-Mid Multifactor ETF
Schedule of Investments January 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.9%
	Shares	Value ($)
AUSTRALIA - 0.8%
Materials - 0.8%
Metals & Mining - 0.8%
Anglogold Ashanti Plc	162,497	15,091,096
BELGIUM - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Liberty Global Ltd Class A (b)	244,241	2,708,633
BERMUDA - 0.3%
Financials - 0.3%
Insurance - 0.3%
RenaissanceRe Holdings Ltd	22,298	6,281,347
CANADA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Teekay Tankers Ltd Class A	44,419	2,865,914
MONACO - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Scorpio Tankers Inc	46,913	2,984,605
PUERTO RICO - 0.6%
Financials - 0.6%
Banks - 0.5%
First BanCorp/Puerto Rico	135,074	2,987,837
Ofg Bancorp	55,173	2,223,472
Popular Inc	36,371	4,856,620
		10,067,929
Financial Services - 0.1%
EVERTEC Inc	68,123	2,044,371
TOTAL PUERTO RICO		12,112,300
SWEDEN - 0.2%
Consumer Discretionary - 0.2%
Automobile Components - 0.2%
Autoliv Inc	36,089	4,375,430
SWITZERLAND - 0.1%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Garrett Motion Inc	153,485	2,768,869
THAILAND - 0.4%
Information Technology - 0.4%
Electronic Equipment, Instruments & Components - 0.4%
Fabrinet (b)	15,604	7,637,222
UNITED KINGDOM - 0.5%
Energy - 0.5%
Energy Equipment & Services - 0.5%
TechnipFMC PLC	173,718	9,679,567
UNITED STATES - 96.7%
Communication Services - 3.2%
Diversified Telecommunication Services - 0.2%
GCI Liberty Inc/DEL Class A (b)(c)	869	0
IDT Corp Class B	31,880	1,550,324
Iridium Communications Inc	95,016	1,892,719
		3,443,043
Entertainment - 0.6%
Madison Square Garden Entertainment Corp Class A (b)	51,606	3,192,863
TKO Group Holdings Inc Class A	29,578	5,991,912
Warner Music Group Corp Class A	95,940	2,876,281
		12,061,056
Interactive Media & Services - 1.0%
Cargurus Inc Class A (b)	71,888	2,329,171
EverQuote Inc Class A (b)	69,346	1,574,154
Match Group Inc	120,685	3,759,338
Reddit Inc Class A (b)	43,381	7,820,293
Yelp Inc Class A (b)(d)	62,651	1,715,384
Ziff Davis Inc (b)(d)	61,430	2,347,855
ZoomInfo Technologies Inc (b)	219,137	1,764,053
		21,310,248
Media - 1.3%
AMC Networks Inc Class A (b)(d)	259,952	2,004,229
Liberty Broadband Corp Class C (b)	64,014	3,079,714
New York Times Co/The Class A	78,728	5,771,550
News Corp Class A	206,117	5,571,343
Nexstar Media Group Inc	16,798	3,567,559
Paramount Skydance Corp Class B	305,370	3,423,198
TEGNA Inc	137,740	2,639,098
		26,056,691
Wireless Telecommunication Services - 0.1%
Spok Holdings Inc	92,797	1,277,814
TOTAL COMMUNICATION SERVICES		64,148,852
Consumer Discretionary - 11.3%
Automobile Components - 1.0%
BorgWarner Inc	110,588	5,242,977
Dorman Products Inc (b)	21,310	2,646,702
Gentex Corp	131,120	3,017,071
Lear Corp	33,232	3,891,135
Patrick Industries Inc	26,348	3,324,327
Phinia Inc	42,871	3,051,129
		21,173,341
Automobiles - 0.2%
Thor Industries Inc	33,521	3,749,994
Broadline Retail - 0.3%
Dillard's Inc Class A (d)	4,238	2,574,839
Ollie's Bargain Outlet Holdings Inc (b)	30,667	3,382,877
		5,957,716
Diversified Consumer Services - 2.0%
ADT Inc	303,835	2,430,680
Adtalem Global Education Inc (b)	24,454	2,532,212
Bright Horizons Family Solutions Inc (b)	31,428	2,911,176
Carriage Services Inc	38,168	1,637,788
Duolingo Inc Class A (b)	16,677	2,235,719
Frontdoor Inc (b)	48,964	2,894,262
Graham Holdings Co Class B	2,655	3,097,403
Grand Canyon Education Inc (b)	17,906	3,112,779
H&R Block Inc	70,515	2,781,817
Laureate Education Inc (b)	110,482	3,789,533
Perdoceo Education Corp	73,261	2,346,550
Service Corp International/US	64,515	5,188,941
Strategic Education Inc	28,566	2,428,681
Stride Inc (b)	25,239	2,135,219
Universal Technical Institute Inc (b)	61,225	1,703,892
		41,226,652
Hotels, Restaurants & Leisure - 2.0%
Boyd Gaming Corp	36,864	3,116,483
Brinker International Inc (b)	23,525	3,710,363
Cheesecake Factory Inc/The (d)	37,807	2,191,294
Choice Hotels International Inc (d)	18,749	1,927,397
Monarch Casino & Resort Inc	18,971	1,736,416
Papa John's International Inc	47,213	1,660,481
Planet Fitness Inc Class A (b)	39,518	3,597,719
Texas Roadhouse Inc	28,814	5,182,486
Travel + Leisure Co	47,114	3,276,308
United Parks & Resorts Inc (b)(d)	41,829	1,574,861
Vail Resorts Inc (d)	21,987	2,925,810
Viking Holdings Ltd (b)	79,616	5,744,294
Wendy's Co/The (d)	210,291	1,638,167
Wyndham Hotels & Resorts Inc	41,390	3,012,778
		41,294,857
Household Durables - 1.4%
Cavco Industries Inc (b)	6,302	3,100,710
Ethan Allen Interiors Inc	62,484	1,432,757
La-Z-Boy Inc	56,182	2,045,587
M/I Homes Inc (b)	21,490	2,873,213
Somnigroup International Inc	84,969	7,464,527
Taylor Morrison Home Corp (b)	58,224	3,548,753
Toll Brothers Inc	43,849	6,335,742
Tri Pointe Homes Inc (b)	80,671	2,690,378
		29,491,667
Leisure Products - 0.5%
Hasbro Inc	60,899	5,438,890
Mattel Inc (b)	190,759	3,984,955
		9,423,845
Specialty Retail - 2.6%
Academy Sports & Outdoors Inc	51,564	2,836,536
Asbury Automotive Group Inc (b)	12,974	3,042,533
AutoNation Inc (b)	15,710	3,220,236
Bath & Body Works Inc	120,335	2,623,303
Buckle Inc/The	40,768	1,928,326
Build-A-Bear Workshop Inc (d)	34,063	2,032,880
Chewy Inc Class A (b)	110,231	3,208,824
Dick's Sporting Goods Inc	24,768	5,003,136
Five Below Inc (b)	28,254	5,414,597
Group 1 Automotive Inc	7,610	2,695,919
Lithia Motors Inc Class A	13,327	4,310,485
Murphy USA Inc	9,853	4,162,991
Penske Automotive Group Inc	15,130	2,372,233
Sally Beauty Holdings Inc (b)(d)	190,331	2,896,838
Sonic Automotive Inc Class A	25,974	1,557,400
Urban Outfitters Inc (b)	37,892	2,684,648
Winmark Corp	5,035	2,269,224
		52,260,109
Textiles, Apparel & Luxury Goods - 1.3%
Crocs Inc (b)	32,866	2,758,115
G-III Apparel Group Ltd	77,627	2,278,352
Kontoor Brands Inc	43,897	2,621,968
Levi Strauss & Co Class A	109,417	2,175,210
Ralph Lauren Corp Class A	17,423	6,157,462
Tapestry Inc	78,753	9,994,544
		25,985,651
TOTAL CONSUMER DISCRETIONARY		230,563,832
Consumer Staples - 3.8%
Beverages - 0.4%
Coca-Cola Consolidated Inc	30,897	4,698,198
Molson Coors Beverage Co Class B	82,126	3,945,333
		8,643,531
Consumer Staples Distribution & Retail - 1.6%
Albertsons Cos Inc Class A	202,747	3,375,738
BJ's Wholesale Club Holdings Inc (b)	54,761	5,062,107
Casey's General Stores Inc	14,214	8,620,791
Maplebear Inc (b)	80,591	2,994,762
PriceSmart Inc	20,948	2,979,015
US Foods Holding Corp (b)	88,384	7,390,670
		30,423,083
Food Products - 1.1%
Cal-Maine Foods Inc	26,540	2,216,886
Fresh Del Monte Produce Inc	49,106	1,947,544
Hormel Foods Corp	142,978	3,518,689
Ingredion Inc	30,545	3,607,365
Marzetti Company/The	14,388	2,468,549
Pilgrim's Pride Corp	42,564	1,846,001
Post Holdings Inc (b)	27,203	2,783,139
Seneca Foods Corp Class A (b)	14,977	1,787,205
Simply Good Foods Co/The (b)	75,032	1,408,350
Tootsie Roll Industries Inc Class A	43,580	1,650,810
		23,234,538
Household Products - 0.3%
Central Garden & Pet Co Class A (b)	58,524	1,794,931
Oil-Dri Corp of America	28,801	1,743,900
WD-40 Co	11,082	2,562,491
		6,101,322
Personal Care Products - 0.2%
BellRing Brands Inc (b)	64,561	1,605,632
Herbalife Ltd (b)	184,546	3,181,573
		4,787,205
Tobacco - 0.2%
Turning Point Brands Inc	22,343	2,706,855
Universal Corp/VA (d)	34,119	1,930,794
		4,637,649
TOTAL CONSUMER STAPLES		77,827,328
Energy - 3.0%
Energy Equipment & Services - 0.3%
Archrock Inc	122,342	3,620,100
Cactus Inc Class A	59,739	3,359,124
		6,979,224
Oil, Gas & Consumable Fuels - 2.7%
Antero Midstream Corp	193,252	3,637,003
Antero Resources Corp (b)	135,542	4,929,663
APA Corp	194,312	5,131,780
California Resources Corp	55,172	2,951,702
Chord Energy Corp	33,626	3,370,670
CNX Resources Corp (b)	96,649	3,749,981
Dorian LPG Ltd	65,463	1,933,122
DT Midstream Inc	47,359	5,968,182
Excelerate Energy Inc Class A	68,721	2,566,729
International Seaways Inc	52,160	3,111,344
Magnolia Oil & Gas Corp Class A	130,488	3,328,749
Matador Resources Co	69,017	3,122,329
Permian Resources Holdings Inc/DE Class A	314,395	5,071,191
Range Resources Corp	119,037	4,505,550
		53,377,995
TOTAL ENERGY		60,357,219
Financials - 16.7%
Banks - 6.1%
1st Source Corp	34,957	2,353,655
Amalgamated Financial Corp	67,285	2,613,349
Axos Financial Inc (b)	35,991	3,562,749
Bancorp Inc/The (b)	42,148	2,505,277
Bank First Corp	17,697	2,469,439
Bank OZK	68,398	3,253,009
Burke & Herbert Financial Services Corp	34,957	2,288,984
Capital Bancorp Inc	59,798	1,836,995
Cathay General Bancorp	61,324	3,138,562
CNB Financial Corp/PA	83,639	2,316,800
Columbia Banking System Inc	138,751	4,084,829
Community Trust Bancorp Inc	38,035	2,346,760
East West Bancorp Inc	59,621	6,823,028
Enterprise Financial Services Corp	43,328	2,484,861
Esquire Financial Holdings Inc	20,124	2,145,822
First Business Financial Services Inc	39,376	2,257,032
First Financial Corp	36,712	2,392,154
First Horizon Corp	232,921	5,704,235
Fulton Financial Corp	156,619	3,234,182
Hancock Whitney Corp	54,942	3,780,010
Hanmi Financial Corp	86,766	2,305,373
International Bancshares Corp	42,501	2,959,770
Metropolitan Bank Holding Corp	27,267	2,524,924
Northeast Bank	19,689	2,268,763
Northeast Community Bancorp Inc	92,703	2,187,791
Northrim BanCorp Inc	90,389	2,129,565
Old Second Bancorp Inc	115,859	2,298,643
Pathward Financial Inc	30,086	2,716,465
Peapack-Gladstone Financial Corp	74,762	2,371,451
Pinnacle Financial Partners Inc	43,046	4,093,244
Preferred Bank/Los Angeles CA	22,922	1,966,020
Trustmark Corp	65,297	2,776,428
UMB Financial Corp	37,289	4,740,923
Univest Financial Corp	70,535	2,337,530
Valley National Bancorp	336,426	4,191,868
Webster Financial Corp	81,495	5,359,926
Western Alliance Bancorp	55,917	4,985,001
Wintrust Financial Corp	33,595	4,954,927
Zions Bancorp NA	78,454	4,700,179
		123,460,523
Capital Markets - 2.2%
Acadian Asset Management Inc	49,597	2,748,665
Affiliated Managers Group Inc	16,688	5,224,846
Artisan Partners Asset Management Inc Class A	63,151	2,811,483
Federated Hermes Inc Class B	58,209	3,101,376
Hamilton Lane Inc Class A	24,727	3,492,441
Houlihan Lokey Inc Class A	25,383	4,272,467
Janus Henderson Group PLC	78,306	3,768,868
SEI Investments Co	48,830	4,289,716
Stifel Financial Corp	45,866	5,655,278
StoneX Group Inc (b)(d)	31,353	3,519,688
Victory Capital Holdings Inc Class A	39,712	2,800,887
Virtu Financial Inc Class A	63,265	2,626,129
		44,311,844
Consumer Finance - 1.5%
Bread Financial Holdings Inc	42,945	3,115,230
Credit Acceptance Corp (b)(d)	5,445	2,712,917
Enova International Inc (b)	24,417	4,032,956
EZCORP Inc Class A (b)	135,927	2,915,634
FirstCash Holdings Inc	25,109	4,281,085
Nelnet Inc Class A	19,046	2,512,167
OneMain Holdings Inc	66,958	4,388,428
Oportun Financial Corp (b)	297,227	1,610,970
SLM Corp	119,326	3,239,701
World Acceptance Corp (b)(d)	12,189	1,477,916
		30,287,004
Financial Services - 1.8%
Cass Information Systems Inc	48,198	2,166,982
Corebridge Financial Inc	127,524	3,931,565
Enact Holdings Inc	61,079	2,429,112
Equitable Holdings Inc	127,696	5,925,095
Essent Group Ltd	62,561	3,936,338
Jackson Financial Inc	42,336	5,034,597
MGIC Investment Corp	142,307	3,830,904
NMI Holdings Inc (b)	70,593	2,733,361
Voya Financial Inc	54,751	4,197,212
Western Union Co/The (d)	327,460	3,068,300
		37,253,466
Insurance - 4.5%
American Financial Group Inc/OH	36,106	4,703,529
Assurant Inc	24,684	5,878,001
Axis Capital Holdings Ltd	40,308	4,158,979
Bowhead Specialty Holdings Inc (b)	56,437	1,386,092
CNO Financial Group Inc	77,169	3,244,956
Donegal Group Inc Class A	109,447	2,043,375
Erie Indemnity Co Class A	12,751	3,608,661
Genworth Financial Inc Class A (b)	342,986	2,860,503
Globe Life Inc	37,438	5,249,556
Hanover Insurance Group Inc/The	21,040	3,663,906
HCI Group Inc	15,328	2,432,094
Horace Mann Educators Corp	53,758	2,408,896
Kinsale Capital Group Inc	10,798	4,274,712
Loews Corp	71,339	7,531,258
Old Republic International Corp	118,247	4,631,735
Palomar Hldgs Inc (b)	21,228	2,623,569
Primerica Inc	16,551	4,353,575
Reinsurance Group of America Inc	29,404	5,961,661
RLI Corp	51,493	3,008,736
Selective Insurance Group Inc	41,221	3,465,862
Skyward Specialty Insurance Group Inc (b)	44,259	1,974,837
TWFG Inc Class A (b)	62,229	1,555,103
United Fire Group Inc	73,863	2,654,636
Universal Insurance Holdings Inc	82,026	2,497,692
Unum Group	73,263	5,565,790
		91,737,714
Mortgage Real Estate Investment Trusts (REITs) - 0.6%
Annaly Capital Management Inc	288,270	6,633,093
Blackstone Mortgage Trust Inc Class A	163,959	3,156,210
Starwood Property Trust Inc	208,676	3,741,561
		13,530,864
TOTAL FINANCIALS		340,581,415
Health Care - 11.3%
Biotechnology - 2.7%
ACADIA Pharmaceuticals Inc (b)	106,172	2,668,102
ADMA Biologics Inc (b)	160,808	2,781,978
Alkermes PLC (b)	113,417	3,843,702
Catalyst Pharmaceuticals Inc (b)(d)	111,347	2,705,732
Exelixis Inc (b)	130,138	5,382,508
Halozyme Therapeutics Inc (b)	65,692	4,710,773
Incyte Corp (b)	71,688	7,173,818
Ionis Pharmaceuticals Inc (b)	86,303	7,134,669
Neurocrine Biosciences Inc (b)	43,412	5,906,637
PTC Therapeutics Inc (b)	55,377	4,182,625
United Therapeutics Corp (b)	19,922	9,353,180
		55,843,724
Health Care Equipment & Supplies - 2.3%
Envista Holdings Corp (b)	138,020	3,239,329
Globus Medical Inc Class A (b)	65,756	5,962,754
Haemonetics Corp (b)	37,275	2,484,752
Integer Holdings Corp (b)	25,673	2,229,956
iRadimed Corp	30,342	2,969,875
iRhythm Technologies Inc (b)	21,270	3,286,428
Lantheus Holdings Inc (b)	44,634	2,986,907
LeMaitre Vascular Inc	26,808	2,277,876
LivaNova PLC (b)	55,839	3,669,181
Masimo Corp (b)	24,351	3,344,123
Merit Medical Systems Inc (b)	37,076	3,006,493
Penumbra Inc (b)	18,546	6,642,621
Solventum Corp (b)	65,956	5,076,633
		47,176,928
Health Care Providers & Services - 2.9%
Addus HomeCare Corp (b)	20,854	2,157,972
Chemed Corp	8,554	3,653,756
Concentra Group Holdings Parent Inc	114,085	2,530,405
CorVel Corp (b)	27,089	1,886,207
Cross Country Healthcare Inc (b)	130,877	1,219,774
DaVita Inc (b)	24,095	2,634,547
Encompass Health Corp	46,248	4,371,823
Ensign Group Inc/The	28,286	4,855,575
HealthEquity Inc (b)	43,881	3,759,285
Henry Schein Inc (b)	61,419	4,635,906
National HealthCare Corp	20,845	2,983,128
Option Care Health Inc (b)	107,113	3,641,842
Pediatrix Medical Group Inc (b)	158,682	3,392,621
Progyny Inc (b)	93,019	2,220,364
Tenet Healthcare Corp (b)	38,741	7,332,897
Universal Health Services Inc Class B	27,554	5,545,518
		56,821,620
Health Care Technology - 0.3%
Doximity Inc Class A (b)	68,710	2,574,564
HealthStream Inc	69,551	1,550,291
Waystar Holding Corp (b)	67,514	1,793,172
		5,918,027
Life Sciences Tools & Services - 1.4%
Adaptive Biotechnologies Corp (b)	194,636	3,600,766
Bio-Rad Laboratories Inc Class A (b)	12,401	3,642,174
Bio-Techne Corp	79,078	5,068,109
Charles River Laboratories International Inc (b)	24,878	5,236,321
Medpace Holdings Inc (b)	11,129	6,482,420
Repligen Corp (b)	30,248	4,518,144
		28,547,934
Pharmaceuticals - 1.7%
ANI Pharmaceuticals Inc (b)	31,526	2,580,403
Collegium Pharmaceutical Inc (b)	64,108	2,943,839
Corcept Therapeutics Inc (b)	53,636	2,138,467
CorMedix Inc (b)(d)	160,625	1,246,449
Harmony Biosciences Holdings Inc (b)	58,110	2,122,177
Innoviva Inc (b)	106,673	2,133,460
Jazz Pharmaceuticals PLC (b)	33,059	5,437,875
Organon & Co	248,929	2,125,854
Pacira BioSciences Inc (b)	91,183	1,872,899
Perrigo Co PLC	104,932	1,491,084
Phibro Animal Health Corp Class A	67,441	2,707,756
Prestige Consumer Healthcare Inc (b)	37,716	2,431,551
Supernus Pharmaceuticals Inc (b)	63,435	3,055,030
Xeris Biopharma Holdings Inc (b)	368,505	2,712,197
		34,999,041
TOTAL HEALTH CARE		229,307,274
Industrials - 22.9%
Aerospace & Defense - 2.6%
BWX Technologies Inc	35,964	7,388,085
Carpenter Technology Corp	20,828	6,619,763
Curtiss-Wright Corp	14,023	9,208,764
Huntington Ingalls Industries Inc	16,260	6,837,493
Kratos Defense & Security Solutions Inc (b)	71,273	7,341,832
Leonardo DRS Inc	50,678	2,080,838
Mercury Systems Inc (b)	37,478	3,518,435
National Presto Industries Inc	13,526	1,723,211
Woodward Inc	22,915	7,283,304
		52,001,725
Air Freight & Logistics - 0.4%
CH Robinson Worldwide Inc	46,932	9,149,393
Building Products - 1.8%
A O Smith Corp	52,726	3,874,834
Allegion plc	33,283	5,504,676
Armstrong World Industries Inc	19,210	3,529,645
AZZ Inc	19,533	2,427,757
CSW Industrials Inc	9,658	2,607,467
Griffon Corp	25,589	2,084,224
Insteel Industries Inc	38,338	1,270,521
Owens Corning	34,840	4,175,226
Simpson Manufacturing Co Inc	19,340	3,418,925
Tecnoglass Inc	22,096	1,080,715
UFP Industries Inc	30,908	3,192,178
Zurn Elkay Water Solutions Corp	68,263	3,147,607
		36,313,775
Commercial Services & Supplies - 1.9%
Brady Corp Class A	29,518	2,552,421
Casella Waste Systems Inc Class A (b)	29,932	3,019,540
Clean Harbors Inc (b)	20,313	5,279,552
CoreCivic Inc (b)	89,823	1,664,420
Ennis Inc	77,073	1,502,152
GEO Group Inc/The (b)	86,121	1,376,213
Healthcare Services Group Inc (b)	110,108	2,072,233
HNI Corp	36,859	1,761,492
Interface Inc	73,208	2,303,856
OPENLANE Inc (b)	77,944	2,341,438
Pitney Bowes Inc (d)	148,897	1,552,996
Rollins Inc	107,236	6,792,328
Tetra Tech Inc	112,801	4,248,086
UniFirst Corp/MA	11,252	2,419,180
		38,885,907
Construction & Engineering - 4.1%
AECOM	50,878	4,906,166
API Group Corp (b)	144,219	5,995,184
Argan Inc	8,676	3,011,526
Comfort Systems USA Inc	12,548	14,331,071
Construction Partners Inc Class A (b)	25,800	2,834,904
Dycom Industries Inc (b)	13,219	4,816,871
EMCOR Group Inc	15,698	11,314,020
Everus Construction Group Inc (b)	31,227	2,763,277
Fluor Corp (b)	71,329	3,294,687
Granite Construction Inc	25,540	3,083,700
IES Holdings Inc (b)	5,929	2,254,739
Limbach Holdings Inc (b)	11,737	1,009,146
MasTec Inc (b)	25,237	6,068,994
MYR Group Inc (b)	10,632	2,658,425
NWPX Infrastructure Inc (b)	30,376	2,048,861
Primoris Services Corp	28,880	4,281,460
Sterling Infrastructure Inc (b)	13,649	4,885,114
Valmont Industries Inc	9,382	4,180,244
		83,738,389
Electrical Equipment - 1.6%
Acuity Inc	13,228	4,090,627
EnerSys	24,538	4,421,502
LSI Industries Inc	71,879	1,589,245
Nextpower Inc Class A (b)	64,361	7,536,029
nVent Electric PLC	65,273	7,327,547
Powell Industries Inc	7,763	3,443,589
Preformed Line Products Co	8,433	2,116,177
Sensata Technologies Holding PLC	83,535	2,889,476
		33,414,192
Ground Transportation - 0.2%
Ryder System Inc	19,124	3,658,039
Machinery - 6.5%
AGCO Corp	28,956	3,283,900
Alamo Group Inc	8,536	1,667,166
Allison Transmission Holdings Inc	38,691	4,205,712
Atmus Filtration Technologies Inc	54,882	3,181,510
CNH Industrial NV Class A	359,483	3,868,037
Crane Co	20,949	3,826,125
Donaldson Co Inc	53,439	5,447,572
Enerpac Tool Group Corp Class A	46,442	1,874,399
Enpro Inc	11,991	2,863,211
Esab Corp	26,285	3,183,114
ESCO Technologies Inc	13,792	3,146,921
Federal Signal Corp	27,836	3,008,793
Flowserve Corp	60,760	4,748,394
Franklin Electric Co Inc	24,817	2,472,270
Gates Industrial Corp PLC (b)	118,522	2,728,376
Graco Inc	66,313	5,791,114
ITT Inc	30,917	5,636,169
JBT Marel Corp	22,490	3,537,902
Kadant Inc	7,222	2,318,551
Kennametal Inc	70,697	2,431,270
Lincoln Electric Holdings Inc	22,176	5,884,402
Lindsay Corp	12,049	1,509,378
Middleby Corp/The (b)	24,449	3,598,159
Mueller Industries Inc	47,654	6,487,616
Mueller Water Products Inc Class A1	94,790	2,565,965
Nordson Corp	22,189	6,091,546
Oshkosh Corp	28,933	4,161,144
Pentair PLC	61,789	6,510,707
RBC Bearings Inc (b)	12,577	6,284,350
REV Group Inc	38,930	2,487,627
SPX Technologies Inc (b)	20,612	4,295,747
Timken Co/The	35,181	3,278,517
Toro Co/The	46,452	4,250,358
Watts Water Technologies Inc Class A	12,868	3,851,521
Worthington Enterprises Inc	28,961	1,609,363
		132,086,906
Marine Transportation - 0.2%
Matson Inc	20,816	3,336,805
Passenger Airlines - 0.3%
Alaska Air Group Inc (b)	59,494	3,024,080
SkyWest Inc (b)	22,542	2,175,754
		5,199,834
Professional Services - 2.3%
Barrett Business Services Inc	33,060	1,256,280
CACI International Inc (b)	9,330	5,790,012
Concentrix Corp	36,540	1,364,769
CSG Systems International Inc	26,631	2,123,822
ExlService Holdings Inc (b)	76,026	2,976,418
Genpact Ltd	76,971	3,394,421
Huron Consulting Group Inc (b)	13,495	2,280,655
Korn Ferry	32,411	2,251,592
Maximus Inc	32,864	3,103,676
Paycom Software Inc	19,991	2,693,787
Paylocity Holding Corp (b)	19,277	2,602,009
Resolute Holdings Management Inc (d)	29,152	5,945,843
Robert Half Inc	65,338	2,261,348
Science Applications International Corp	24,915	2,535,350
TriNet Group Inc	26,112	1,599,099
UL Solutions Inc Class A	34,740	2,439,790
Verra Mobility Corp Class A (b)	93,554	1,805,592
		46,424,463
Trading Companies & Distributors - 1.0%
Applied Industrial Technologies Inc	15,969	4,158,488
Boise Cascade Co	26,011	2,101,949
Core & Main Inc Class A (b)	76,093	4,060,323
DNOW Inc (b)	106,592	1,619,132
DXP Enterprises Inc/TX (b)	14,093	1,832,795
McGrath RentCorp	16,839	1,880,748
MSC Industrial Direct Co Inc Class A	27,460	2,315,976
Rush Enterprises Inc Class A	39,902	2,561,309
		20,530,720
TOTAL INDUSTRIALS		464,740,148
Information Technology - 12.1%
Communications Equipment - 1.0%
Ciena Corp (b)	59,683	15,028,776
Digi International Inc (b)	55,926	2,408,733
NetScout Systems Inc (b)	89,633	2,492,694
		19,930,203
Electronic Equipment, Instruments & Components - 3.9%
Advanced Energy Industries Inc	22,078	5,637,838
Arrow Electronics Inc (b)	28,589	3,787,757
Avnet Inc	54,161	3,379,105
Badger Meter Inc	16,866	2,472,218
Belden Inc	23,972	2,816,950
Benchmark Electronics Inc (d)	49,534	2,582,703
Climb Global Solutions Inc (d)	13,675	1,621,717
Crane NXT Co	40,157	2,028,732
CTS Corp	46,549	2,393,084
ePlus Inc	30,912	2,652,559
Flex Ltd (b)	148,258	9,346,184
Itron Inc (b)	25,553	2,531,791
Kimball Electronics Inc (b)	85,986	2,597,637
Littelfuse Inc	13,286	4,301,475
Mirion Technologies Inc Class A (b)	122,375	3,039,795
OSI Systems Inc (b)(d)	11,400	2,851,596
PC Connection Inc	28,028	1,648,327
Plexus Corp (b)	19,897	3,966,069
Sanmina Corp (b)	29,151	4,130,114
ScanSource Inc (b)	44,497	1,912,926
TD SYNNEX Corp	33,442	5,306,242
TTM Technologies Inc (b)	62,244	6,112,361
Vontier Corp	79,872	2,995,200
		80,112,380
IT Services - 0.8%
Amdocs Ltd	51,846	4,248,261
DXC Technology Co (b)	165,960	2,394,803
EPAM Systems Inc (b)	26,819	5,594,443
Hackett Group Inc/The	71,675	1,308,069
Kyndryl Holdings Inc (b)	109,856	2,526,688
		16,072,264
Semiconductors & Semiconductor Equipment - 1.9%
ACM Research Inc Class A (b)	63,300	3,678,996
Cirrus Logic Inc (b)	30,899	4,027,376
Lattice Semiconductor Corp (b)	71,820	5,782,946
MACOM Technology Solutions Holdings Inc (b)	29,156	6,386,914
Photronics Inc (b)	91,374	3,158,799
Qorvo Inc (b)	46,015	3,594,232
Rambus Inc (b)	53,047	6,038,340
Skyworks Solutions Inc	68,299	3,808,352
Universal Display Corp	23,811	2,733,979
		39,209,934
Software - 4.1%
A10 Networks Inc	101,798	1,775,357
ACI Worldwide Inc (b)	66,084	2,865,402
Adeia Inc	146,391	2,648,213
Alarm.com Holdings Inc (b)	41,954	2,046,516
Appfolio Inc Class A (b)	12,663	2,404,450
AvePoint Inc Class A (b)	110,850	1,289,186
Bentley Systems Inc Class B (d)	72,410	2,543,039
Box Inc Class A (b)	89,779	2,275,898
Circle Internet Group Inc Class A	18,506	1,183,088
Commvault Systems Inc (b)	21,322	1,827,295
Daily Journal Corp (b)(d)	3,923	2,300,330
Dolby Laboratories Inc Class A	38,620	2,479,018
Dropbox Inc Class A (b)	112,294	2,861,251
Dynatrace Inc (b)	119,511	4,552,174
Five9 Inc (b)	81,331	1,436,305
Freshworks Inc Class A (b)	172,178	1,856,079
Guidewire Software Inc (b)	32,390	4,559,216
Intapp Inc (b)	53,226	1,807,023
InterDigital Inc	13,686	4,467,658
Klaviyo Inc Class A (b)	79,858	1,773,646
LiveRamp Holdings Inc (b)	65,840	1,603,204
Manhattan Associates Inc (b)	25,509	3,852,114
Mitek Systems Inc (b)	175,926	1,762,779
Nutanix Inc Class A (b)	96,146	3,781,422
Pegasystems Inc	52,513	2,294,293
Procore Technologies Inc (b)	53,344	3,013,403
Progress Software Corp (b)	43,241	1,769,422
Q2 Holdings Inc (b)	37,081	2,271,211
Qualys Inc (b)	22,187	2,926,465
Red Violet Inc (d)	36,493	1,659,702
RingCentral Inc Class A (b)	82,357	2,131,399
Rubrik Inc Class A (b)	53,449	2,990,472
Teradata Corp (b)	99,607	2,840,792
Yext Inc (b)	209,443	1,499,612
		83,347,434
Technology Hardware, Storage & Peripherals - 0.4%
Pure Storage Inc Class A (b)	121,070	8,419,207
TOTAL INFORMATION TECHNOLOGY		247,091,422
Materials - 3.8%
Chemicals - 1.3%
Axalta Coating Systems Ltd (b)	114,903	3,858,443
Balchem Corp	18,979	3,229,656
Cabot Corp	35,968	2,596,530
Hawkins Inc	14,258	1,857,105
Mosaic Co/The	136,312	3,748,580
NewMarket Corp	4,333	2,906,533
RPM International Inc	51,206	5,476,994
Sensient Technologies Corp	25,483	2,408,653
		26,082,494
Construction Materials - 0.4%
Eagle Materials Inc	16,187	3,299,072
Knife River Corp (b)(d)	33,941	2,279,817
United States Lime & Minerals Inc	16,920	2,039,368
		7,618,257
Containers & Packaging - 1.1%
AptarGroup Inc	29,062	3,631,297
Crown Holdings Inc	49,693	5,201,864
Greif Inc Class A	29,665	2,094,942
Myers Industries Inc	105,696	2,184,736
O-I Glass Inc (b)	152,057	2,323,431
Sealed Air Corp	91,208	3,819,791
Silgan Holdings Inc	54,255	2,341,103
TriMas Corp	49,887	1,734,571
		23,331,735
Metals & Mining - 0.8%
Commercial Metals Co	60,476	4,648,790
Mesabi Trust	52,011	1,711,162
Royal Gold Inc	29,332	7,723,409
SunCoke Energy Inc	213,704	1,679,713
		15,763,074
Paper & Forest Products - 0.2%
Louisiana-Pacific Corp	34,091	2,854,780
Sylvamo Corp	40,485	1,981,336
		4,836,116
TOTAL MATERIALS		77,631,676
Real Estate - 6.1%
Diversified REITs - 0.3%
Broadstone Net Lease Inc Class A	151,923	2,812,095
Essential Properties Realty Trust Inc	108,862	3,305,050
		6,117,145
Health Care REITs - 1.2%
American Healthcare REIT Inc	85,512	4,011,368
CareTrust REIT Inc	105,222	3,928,989
LTC Properties Inc	59,278	2,161,869
National Health Investors Inc	35,961	2,953,117
Omega Healthcare Investors Inc	128,681	5,646,522
Sabra Health Care REIT Inc	156,768	2,936,265
Sila Realty Trust Inc	80,139	1,951,385
		23,589,515
Hotel & Resort REITs - 0.1%
Apple Hospitality REIT Inc	200,758	2,336,822
Industrial REITs - 0.6%
EastGroup Properties Inc	25,434	4,619,832
STAG Industrial Inc Class A	101,635	3,812,329
Terreno Realty Corp	59,314	3,650,183
		12,082,344
Office REITs - 0.8%
BXP Inc	68,115	4,404,998
COPT Defense Properties	90,068	2,774,996
Cousins Properties Inc	108,127	2,729,125
Equity Commonwealth (c)	2,103	0
Highwoods Properties Inc	87,411	2,259,574
Kilroy Realty Corp	72,953	2,515,419
NET Lease Office Properties	45,777	893,109
		15,577,221
Real Estate Management & Development - 0.4%
Jones Lang LaSalle Inc (b)	20,178	7,221,908
Residential REITs - 0.7%
American Homes 4 Rent Class A	139,455	4,367,730
Camden Property Trust	46,699	5,092,526
Equity LifeStyle Properties Inc	83,839	5,296,110
		14,756,366
Retail REITs - 1.5%
Agree Realty Corp	54,477	3,934,874
Brixmor Property Group Inc	149,398	4,002,372
CBL & Associates Properties Inc	58,413	2,091,185
Getty Realty Corp	71,644	2,139,290
Kimco Realty Corp	280,319	5,909,125
NNN REIT Inc	95,612	3,984,152
Phillips Edison & Co Inc	82,543	2,990,533
Regency Centers Corp	71,034	5,176,248
SITE Centers Corp	150,451	920,760
		31,148,539
Specialized REITs - 0.5%
CubeSmart	111,567	4,187,110
EPR Properties	50,948	2,763,420
Farmland Partners Inc	149,750	1,738,597
Four Corners Property Trust Inc	93,720	2,310,198
		10,999,325
TOTAL REAL ESTATE		123,829,185
Utilities - 2.5%
Electric Utilities - 1.0%
IDACORP Inc	26,316	3,494,502
MGE Energy Inc	26,647	2,128,562
OGE Energy Corp	91,234	3,985,101
Otter Tail Corp	29,994	2,674,265
Pinnacle West Capital Corp	50,916	4,763,701
TXNM Energy Inc	48,351	2,848,841
		19,894,972
Gas Utilities - 0.7%
National Fuel Gas Co	42,313	3,543,714
New Jersey Resources Corp	59,005	2,919,567
Spire Inc	35,784	3,023,390
UGI Corp	100,828	4,044,211
		13,530,882
Independent Power and Renewable Electricity Producers - 0.4%
Clearway Energy Inc Class C	75,860	2,742,339
Talen Energy Corp (b)	17,369	6,050,665
		8,793,004
Multi-Utilities - 0.4%
Avista Corp	59,272	2,447,341
Black Hills Corp	44,635	3,257,462
Northwestern Energy Group Inc	43,251	2,935,013
		8,639,816
TOTAL UTILITIES		50,858,674
TOTAL UNITED STATES		1,966,937,025
TOTAL COMMON STOCKS (Cost $1,810,590,877)		2,033,442,008

U.S. Treasury Obligations - 0.0%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/12/2026 (f) (Cost $175,797)	3.82	176,000	175,824

Money Market Funds - 0.9%
	Yield (%)	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund (g)(h) (Cost $18,316,589)	3.70	18,314,758	18,316,589

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $1,829,083,263)	2,051,934,421
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(16,551,786)
NET ASSETS - 100.0%	2,035,382,635

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	11	3/2026	1,443,530	62,360

The notional amount of long futures as a percentage of Net Assets is 0.1%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Level 3 security.
(d)	Security or a portion of the security is on loan at period end.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $175,824.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,119,896	49,861,895	51,982,064	37,745	273	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund	37,837,570	97,350,737	116,871,170	59,411	(548)	-	18,316,589	18,314,758	0.1%
Total	39,957,466	147,212,632	168,853,234	97,156	(275)	-	18,316,589

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of January 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	66,857,485	66,857,485	-	-
Consumer Discretionary	237,708,131	237,708,131	-	-
Consumer Staples	77,827,328	77,827,328	-	-
Energy	75,887,305	75,887,305	-	-
Financials	358,975,062	358,975,062	-	-
Health Care	229,307,274	229,307,274	-	-
Industrials	464,740,148	464,740,148	-	-
Information Technology	254,728,644	254,728,644	-	-
Materials	92,722,772	92,722,772	-	-
Real Estate	123,829,185	123,829,185	-	-
Utilities	50,858,674	50,858,674	-	-

U.S. Treasury Obligations	175,824	-	175,824	-

Money Market Funds	18,316,589	18,316,589	-	-
Total Investments in Securities:	2,051,934,421	2,051,758,597	175,824	-
Derivative Instruments:

Assets
Futures Contracts	62,360	62,360	-	-
Total Assets	62,360	62,360	-	-
Total Derivative Instruments:	62,360	62,360	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	62,360	-
Total Equity Risk	62,360	-
Total Value of Derivatives	62,360	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Small-Mid Multifactor ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of January 31, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $25,776,534) - See accompanying schedule:
Unaffiliated issuers (cost $1,810,766,674)	$2,033,617,832
Fidelity Central Funds (cost $18,316,589)	18,316,589

Total Investment in Securities (cost $1,829,083,263)		$2,051,934,421
Foreign currency held at value (cost $705)		726
Receivable for investments sold		2,217,315
Dividends receivable		557,533
Distributions receivable from Fidelity Central Funds		8,283
Other receivables		2,810
Total assets		2,054,721,088
Liabilities
Payable to custodian bank	$688,961
Payable for investments purchased	59,249
Accrued management fee	251,128
Payable for daily variation margin on futures contracts	21,725
Other payables and accrued expenses	253
Collateral on securities loaned	18,317,137
Total liabilities		19,338,453
Net Assets		$2,035,382,635
Net Assets consist of:
Paid in capital		$1,835,580,240
Total accumulated earnings (loss)		199,802,395
Net Assets		$2,035,382,635
Net Asset Value, offering price and redemption price per share ($2,035,382,635 ÷ 44,600,000 shares)		$45.64
Statement of Operations
Six months ended January 31, 2026 (Unaudited)
Investment Income
Dividends		$13,883,254
Interest		4,520
Income from Fidelity Central Funds (including $59,411 from security lending)		97,156
Total income		13,984,930
Expenses
Management fee	$1,366,146
Independent trustees' fees and expenses	3,407
Total expenses before reductions	1,369,553
Expense reductions	(7,947)
Total expenses after reductions		1,361,606
Net Investment income (loss)		12,623,324
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(39,989,324)
Redemptions in-kind	65,482,860
Fidelity Central Funds	(275)
Futures contracts	671,694
Total net realized gain (loss)		26,164,955
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	123,116,488
Assets and liabilities in foreign currencies	53
Futures contracts	(27,645)
Total change in net unrealized appreciation (depreciation)		123,088,896
Net gain (loss)		149,253,851
Net increase (decrease) in net assets resulting from operations		$161,877,175
Statement of Changes in Net Assets

	Six months ended January 31, 2026 (Unaudited)	Year ended July 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$12,623,324	$12,916,204
Net realized gain (loss)	26,164,955	14,907,518
Change in net unrealized appreciation (depreciation)	123,088,896	61,852,881
Net increase (decrease) in net assets resulting from operations	161,877,175	89,676,603
Distributions to shareholders	(12,228,200)	(12,818,500)

Share transactions
Proceeds from sales of shares	544,085,646	1,323,807,236
Cost of shares redeemed	(269,650,148)	(217,502,666)

Net increase (decrease) in net assets resulting from share transactions	274,435,498	1,106,304,570
Total increase (decrease) in net assets	424,084,473	1,183,162,673

Net Assets
Beginning of period	1,611,298,162	428,135,489
End of period	$2,035,382,635	$1,611,298,162

Other Information
Shares
Sold	12,400,000	33,400,000
Redeemed	(6,300,000)	(5,400,000)
Net increase (decrease)	6,100,000	28,000,000

Financial Highlights
Fidelity® Small-Mid Multifactor ETF

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$41.85	$40.77	$34.72	$32.70	$33.97	$23.90
Income from Investment Operations
Net investment income (loss) A,B	.30	.57	.51	.53	.45	.38
Net realized and unrealized gain (loss)	3.79	1.07	6.04	2.01	(1.26)	10.11
Total from investment operations	4.09	1.64	6.55	2.54	(.81)	10.49
Distributions from net investment income	(.30)	(.56)	(.50)	(.52)	(.46)	(.42)
Total distributions	(.30)	(.56)	(.50)	(.52)	(.46)	(.42)
Net asset value, end of period	$45.64	$41.85	$40.77	$34.72	$32.70	$33.97
Total Return C,D,E	9.78%	4.08%	19.10%	7.92%	(2.35)%	44.21%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.15% H	.15%	.18%	.29%	.29%	.29%
Expenses net of fee waivers, if any	.15 % H	.15%	.18%	.29%	.29%	.29%
Expenses net of all reductions, if any	.15% H	.15%	.18%	.29%	.29%	.29%
Net investment income (loss)	1.39% H	1.41%	1.41%	1.65%	1.35%	1.23%
Supplemental Data
Net assets, end of period (000 omitted)	$2,035,383	$1,611,298	$428,135	$124,976	$71,949	$67,939
Portfolio turnover rate I,J	52 % H	38%	50%	65%	60%	61%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EBased on net asset value.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Stocks for Inflation ETF
Schedule of Investments January 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
UNITED STATES - 99.8%
Communication Services - 5.0%
Diversified Telecommunication Services - 0.5%
AT&T Inc	17,711	464,205
Comcast Corp Class A	10,692	318,087
Verizon Communications Inc	10,652	474,227
		1,256,519
Entertainment - 0.3%
Netflix Inc (b)	8,713	727,448
Interactive Media & Services - 3.9%
Alphabet Inc Class A	19,376	6,549,089
Meta Platforms Inc Class A	4,022	2,881,763
		9,430,852
Media - 0.2%
Fox Corp Class A	3,034	220,815
Nexstar Media Group Inc	778	165,232
Versant Media Group Inc Class A	427	13,911
		399,958
Wireless Telecommunication Services - 0.1%
T-Mobile US Inc	1,415	279,052
TOTAL COMMUNICATION SERVICES		12,093,829
Consumer Discretionary - 5.0%
Diversified Consumer Services - 0.3%
Stride Inc (b)	8,493	718,507
Hotels, Restaurants & Leisure - 4.2%
Airbnb Inc Class A (b)	8,994	1,163,554
Booking Holdings Inc	260	1,300,478
Boyd Gaming Corp	12,822	1,083,972
Brinker International Inc (b)	6,930	1,093,000
Darden Restaurants Inc	5,577	1,111,775
Expedia Group Inc Class A	6,223	1,648,099
McDonald's Corp	5,003	1,575,945
Royal Caribbean Cruises Ltd	3,885	1,261,265
		10,238,088
Specialty Retail - 0.5%
AutoZone Inc (b)	319	1,181,669
TOTAL CONSUMER DISCRETIONARY		12,138,264
Consumer Staples - 8.7%
Food Products - 1.2%
Cal-Maine Foods Inc	35,462	2,962,141
Household Products - 3.5%
Kimberly-Clark Corp	32,741	3,273,773
Procter & Gamble Co/The	34,977	5,308,459
		8,582,232
Tobacco - 4.0%
Altria Group Inc	69,735	4,322,873
Philip Morris International Inc	29,826	5,351,977
		9,674,850
TOTAL CONSUMER STAPLES		21,219,223
Energy - 7.9%
Oil, Gas & Consumable Fuels - 7.9%
Antero Midstream Corp	322,641	6,072,104
Cheniere Energy Inc	25,842	5,466,100
CNX Resources Corp (b)	195,108	7,570,190
TOTAL ENERGY		19,108,394
Financials - 8.6%
Banks - 0.4%
Bank OZK	24,237	1,152,712
Capital Markets - 2.3%
Ameriprise Financial Inc	2,515	1,325,883
CME Group Inc Class A	5,130	1,482,878
Interactive Brokers Group Inc Class A	19,099	1,430,133
Robinhood Markets Inc Class A (b)	13,220	1,315,125
		5,554,019
Consumer Finance - 1.2%
Capital One Financial Corp	7,065	1,546,741
Synchrony Financial	17,899	1,300,004
		2,846,745
Financial Services - 3.0%
Essent Group Ltd	21,361	1,344,034
Mastercard Inc Class A	4,074	2,195,030
MGIC Investment Corp	46,222	1,244,296
Visa Inc Class A	7,615	2,450,736
		7,234,096
Insurance - 1.7%
Axis Capital Holdings Ltd	12,771	1,317,712
Travelers Companies Inc/The	5,098	1,450,432
Unum Group	16,854	1,280,398
		4,048,542
TOTAL FINANCIALS		20,836,114
Health Care - 14.6%
Biotechnology - 5.8%
Exelixis Inc (b)	91,183	3,771,329
Gilead Sciences Inc	33,801	4,798,052
United Therapeutics Corp (b)	12,058	5,661,111
		14,230,492
Health Care Providers & Services - 3.7%
Cardinal Health Inc	21,943	4,715,112
McKesson Corp	5,183	4,308,161
		9,023,273
Health Care Technology - 0.9%
Doximity Inc Class A (b)	56,084	2,101,467
Pharmaceuticals - 4.2%
Bristol-Myers Squibb Co	83,120	4,575,757
Corcept Therapeutics Inc (b)	48,967	1,952,314
Royalty Pharma PLC Class A	90,102	3,755,451
		10,283,522
TOTAL HEALTH CARE		35,638,754
Industrials - 4.9%
Aerospace & Defense - 0.7%
GE Aerospace	5,462	1,675,687
Construction & Engineering - 0.5%
Sterling Infrastructure Inc (b)	3,603	1,289,550
Electrical Equipment - 0.8%
Nextpower Inc Class A (b)	16,553	1,938,191
Machinery - 1.1%
Mueller Industries Inc	11,320	1,541,105
Snap-on Inc	3,051	1,117,001
		2,658,106
Passenger Airlines - 0.5%
United Airlines Holdings Inc (b)	11,346	1,160,923
Professional Services - 1.3%
Automatic Data Processing Inc	3,812	940,878
Genpact Ltd	21,839	963,100
Paychex Inc	7,164	738,823
Paycom Software Inc	4,188	564,333
		3,207,134
TOTAL INDUSTRIALS		11,929,591
Information Technology - 27.8%
Communications Equipment - 0.7%
Cisco Systems Inc	18,304	1,433,569
F5 Inc (b)	1,378	379,791
		1,813,360
Electronic Equipment, Instruments & Components - 1.0%
Amphenol Corp Class A	7,406	1,067,056
Arrow Electronics Inc (b)	3,391	449,274
Flex Ltd (b)	8,731	550,402
Jabil Inc	2,021	479,361
		2,546,093
IT Services - 1.1%
Amdocs Ltd	4,742	388,559
Cognizant Technology Solutions Corp Class A	6,799	557,926
IBM Corporation	4,470	1,370,950
VeriSign Inc	1,662	405,910
		2,723,345
Semiconductors & Semiconductor Equipment - 11.5%
Broadcom Inc	16,416	5,438,621
KLA Corp	851	1,215,177
Lam Research Corp	8,063	1,882,388
Micron Technology Inc	7,025	2,914,532
NVIDIA Corp	80,638	15,412,341
QUALCOMM Inc	6,081	921,818
		27,784,877
Software - 8.2%
ACI Worldwide Inc (b)	9,122	395,530
Adobe Inc (b)	2,418	709,079
AppLovin Corp Class A (b)	1,670	790,094
Crowdstrike Holdings Inc Class A (b)	1,624	716,842
Docusign Inc (b)	5,595	293,961
Dolby Laboratories Inc Class A	5,160	331,220
Dropbox Inc Class A (b)	14,393	366,734
Fortinet Inc (b)	5,788	470,333
InterDigital Inc	1,532	500,106
Intuit Inc	1,376	686,514
Microsoft Corp	24,637	10,601,055
Palantir Technologies Inc Class A (b)	9,212	1,350,387
Qualys Inc (b)	2,926	385,939
Salesforce Inc	4,537	963,160
Servicenow Inc (b)	5,315	621,908
Zoom Communications Inc Class A (b)	5,894	542,837
		19,725,699
Technology Hardware, Storage & Peripherals - 5.3%
Apple Inc	49,900	12,948,052
TOTAL INFORMATION TECHNOLOGY		67,541,426
Materials - 9.2%
Chemicals - 3.2%
CF Industries Holdings Inc	84,636	7,890,614
Metals & Mining - 6.0%
Newmont Corp	129,826	14,585,951
TOTAL MATERIALS		22,476,565
Real Estate - 4.4%
Retail REITs - 2.6%
Simon Property Group Inc	32,452	6,208,392
Specialized REITs - 1.8%
VICI Properties Inc	161,203	4,526,580
TOTAL REAL ESTATE		10,734,972
Utilities - 3.7%
Electric Utilities - 2.0%
NRG Energy Inc	32,392	4,943,991
Independent Power and Renewable Electricity Producers - 1.7%
Vistra Corp	26,664	4,222,244
TOTAL UTILITIES		9,166,235
TOTAL UNITED STATES		242,883,367
TOTAL COMMON STOCKS (Cost $195,415,847)		242,883,367

U.S. Treasury Obligations - 0.0%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/12/2026 (d) (Cost $17,979)	3.82	18,000	17,982

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $190,897)	3.70	190,859	190,897

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $195,624,723)	243,092,246
NET OTHER ASSETS (LIABILITIES) - 0.1%	274,371
NET ASSETS - 100.0%	243,366,617

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	13	3/2026	452,774	2,546

The notional amount of long futures as a percentage of Net Assets is 0.2%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $17,982.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	64,375	3,842,714	3,716,225	4,582	33	-	190,897	190,859	0.0%
Fidelity Securities Lending Cash Central Fund	3,731,825	26,893,370	30,625,696	2,648	501	-	-	-	0.0%
Total	3,796,200	30,736,084	34,341,921	7,230	534	-	190,897

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of January 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	12,093,829	12,093,829	-	-
Consumer Discretionary	12,138,264	12,138,264	-	-
Consumer Staples	21,219,223	21,219,223	-	-
Energy	19,108,394	19,108,394	-	-
Financials	20,836,114	20,836,114	-	-
Health Care	35,638,754	35,638,754	-	-
Industrials	11,929,591	11,929,591	-	-
Information Technology	67,541,426	67,541,426	-	-
Materials	22,476,565	22,476,565	-	-
Real Estate	10,734,972	10,734,972	-	-
Utilities	9,166,235	9,166,235	-	-

U.S. Treasury Obligations	17,982	-	17,982	-

Money Market Funds	190,897	190,897	-	-
Total Investments in Securities:	243,092,246	243,074,264	17,982	-
Derivative Instruments:

Assets
Futures Contracts	2,546	2,546	-	-
Total Assets	2,546	2,546	-	-
Total Derivative Instruments:	2,546	2,546	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	2,546	-
Total Equity Risk	2,546	-
Total Value of Derivatives	2,546	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Stocks for Inflation ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of January 31, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $195,433,826)	$242,901,349
Fidelity Central Funds (cost $190,897)	190,897

Total Investment in Securities (cost $195,624,723)		$243,092,246
Segregated cash with brokers for derivative instruments		31,910
Cash		42,435
Dividends receivable		231,526
Distributions receivable from Fidelity Central Funds		688
Total assets		243,398,805
Liabilities
Accrued management fee	$30,433
Payable for daily variation margin on futures contracts	1,755
Total liabilities		32,188
Net Assets		$243,366,617
Net Assets consist of:
Paid in capital		$220,037,017
Total accumulated earnings (loss)		23,329,600
Net Assets		$243,366,617
Net Asset Value, offering price and redemption price per share ($243,366,617 ÷ 4,800,000 shares)		$50.70
Statement of Operations
Six months ended January 31, 2026 (Unaudited)
Investment Income
Dividends		$1,923,311
Interest		596
Income from Fidelity Central Funds (including $2,648 from security lending)		7,230
Total income		1,931,137
Expenses
Management fee	$181,252
Independent trustees' fees and expenses	479
Total expenses before reductions	181,731
Expense reductions	(116)
Total expenses after reductions		181,615
Net Investment income (loss)		1,749,522
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(5,148,820)
Redemptions in-kind	9,027,797
Fidelity Central Funds	534
Futures contracts	19,801
Total net realized gain (loss)		3,899,312
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	13,783,603
Futures contracts	1,655
Total change in net unrealized appreciation (depreciation)		13,785,258
Net gain (loss)		17,684,570
Net increase (decrease) in net assets resulting from operations		$19,434,092
Statement of Changes in Net Assets

	Six months ended January 31, 2026 (Unaudited)	Year ended July 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,749,522	$3,045,424
Net realized gain (loss)	3,899,312	24,387,828
Change in net unrealized appreciation (depreciation)	13,785,258	(235,979)
Net increase (decrease) in net assets resulting from operations	19,434,092	27,197,273
Distributions to shareholders	(2,441,750)	(3,048,450)

Share transactions
Proceeds from sales of shares	38,574,128	139,590,678
Cost of shares redeemed	(38,491,177)	(117,695,332)

Net increase (decrease) in net assets resulting from share transactions	82,951	21,895,346
Total increase (decrease) in net assets	17,075,293	46,044,169

Net Assets
Beginning of period	226,291,324	180,247,155
End of period	$243,366,617	$226,291,324

Other Information
Shares
Sold	800,000	3,150,000
Redeemed	(800,000)	(2,700,000)
Net increase (decrease)	-	450,000

Financial Highlights
Fidelity® Stocks for Inflation ETF

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$47.14	$41.44	$33.52	$31.75	$30.72	$24.07
Income from Investment Operations
Net investment income (loss) A,B	.36	.66	.58	.61	.54	.39
Net realized and unrealized gain (loss)	3.70	5.69	7.92	1.80	1.00	7.08
Total from investment operations	4.06	6.35	8.50	2.41	1.54	7.47
Distributions from net investment income	(.50)	(.65)	(.58)	(.64)	(.51)	(.82)
Total distributions	(.50)	(.65)	(.58)	(.64)	(.51)	(.82)
Net asset value, end of period	$50.70	$47.14	$41.44	$33.52	$31.75	$30.72
Total Return C,D,E	8.62%	15.48%	25.59%	7.77%	5.03%	31.78%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.15% H	.15%	.19%	.29%	.29%	.29%
Expenses net of fee waivers, if any	.15 % H	.15%	.19%	.29%	.29%	.29%
Expenses net of all reductions, if any	.15% H	.15%	.19%	.29%	.29%	.29%
Net investment income (loss)	1.45% H	1.49%	1.60%	1.95%	1.68%	1.34%
Supplemental Data
Net assets, end of period (000 omitted)	$243,367	$226,291	$180,247	$147,499	$260,379	$46,083
Portfolio turnover rate I,J	66 % H	77%	76%	105%	76%	52%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EBased on net asset value.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® U.S. Multifactor ETF
Schedule of Investments January 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.5%
	Shares	Value ($)
UNITED STATES - 98.5%
Communication Services - 10.6%
Diversified Telecommunication Services - 1.2%
AT&T Inc	43,090	1,129,389
Comcast Corp Class A	25,140	747,915
Verizon Communications Inc	25,861	1,151,332
		3,028,636
Entertainment - 0.6%
Netflix Inc (b)	21,088	1,760,637
Interactive Media & Services - 8.3%
Alphabet Inc Class A	46,601	15,751,138
Meta Platforms Inc Class A	9,760	6,993,040
		22,744,178
Media - 0.3%
Fox Corp Class A	7,326	533,186
Nexstar Media Group Inc	1,858	394,602
Versant Media Group Inc Class A	902	29,387
		957,175
Wireless Telecommunication Services - 0.2%
T-Mobile US Inc	3,361	662,823
TOTAL COMMUNICATION SERVICES		29,153,449
Consumer Discretionary - 9.2%
Diversified Consumer Services - 2.8%
Frontdoor Inc (b)	39,092	2,310,728
Grand Canyon Education Inc (b)	13,589	2,362,312
H&R Block Inc	42,469	1,675,402
Stride Inc (b)(c)	17,750	1,501,650
		7,850,092
Hotels, Restaurants & Leisure - 2.2%
Booking Holdings Inc	547	2,736,006
McDonald's Corp	10,602	3,339,630
		6,075,636
Specialty Retail - 4.2%
AutoZone Inc (b)	667	2,470,761
Home Depot Inc/The	10,365	3,882,626
O'Reilly Automotive Inc (b)	26,642	2,621,840
Williams-Sonoma Inc	12,491	2,556,283
		11,531,510
TOTAL CONSUMER DISCRETIONARY		25,457,238
Consumer Staples - 4.7%
Household Products - 2.7%
Colgate-Palmolive Co	25,985	2,346,186
Kimberly-Clark Corp	16,244	1,624,237
Procter & Gamble Co/The	22,374	3,395,702
		7,366,125
Tobacco - 2.0%
Altria Group Inc	37,464	2,322,393
Philip Morris International Inc	18,008	3,231,356
		5,553,749
TOTAL CONSUMER STAPLES		12,919,874
Energy - 3.2%
Oil, Gas & Consumable Fuels - 3.2%
Antero Midstream Corp	138,878	2,613,684
Coterra Energy Inc	105,568	3,045,637
DT Midstream Inc	24,949	3,144,073
TOTAL ENERGY		8,803,394
Financials - 13.1%
Capital Markets - 2.6%
Ameriprise Financial Inc	4,239	2,234,758
CME Group Inc Class A	8,885	2,568,299
Interactive Brokers Group Inc Class A	32,921	2,465,124
		7,268,181
Consumer Finance - 1.7%
Capital One Financial Corp	12,014	2,630,225
Synchrony Financial	30,491	2,214,561
		4,844,786
Financial Services - 4.6%
Essent Group Ltd	37,203	2,340,813
Mastercard Inc Class A	7,157	3,856,120
MGIC Investment Corp	80,489	2,166,764
Visa Inc Class A	13,260	4,267,466
		12,631,163
Insurance - 4.2%
Hartford Insurance Group Inc/The	17,876	2,414,333
Progressive Corp/The	10,941	2,275,728
Travelers Companies Inc/The	8,892	2,529,863
Unum Group	29,181	2,216,881
W R Berkley Corp	31,221	2,141,135
		11,577,940
TOTAL FINANCIALS		36,322,070
Health Care - 9.9%
Biotechnology - 4.9%
AbbVie Inc	18,307	4,082,644
Exelixis Inc (b)	56,911	2,353,839
Gilead Sciences Inc	23,281	3,304,738
United Therapeutics Corp (b)	7,544	3,541,833
		13,283,054
Health Care Providers & Services - 0.8%
Molina Healthcare Inc (b)	12,982	2,331,437
Pharmaceuticals - 4.2%
Bristol-Myers Squibb Co	54,928	3,023,786
Corcept Therapeutics Inc (b)	30,299	1,208,021
Johnson & Johnson	22,609	5,137,896
Royalty Pharma PLC Class A	56,136	2,339,748
		11,709,451
TOTAL HEALTH CARE		27,323,942
Industrials - 9.9%
Aerospace & Defense - 1.4%
Lockheed Martin Corp	6,307	4,000,026
Construction & Engineering - 1.0%
EMCOR Group Inc	3,803	2,740,936
Machinery - 4.5%
Allison Transmission Holdings Inc	25,688	2,792,286
Mueller Industries Inc	27,402	3,730,508
PACCAR Inc	25,276	3,106,673
Snap-on Inc	7,330	2,683,586
		12,313,053
Professional Services - 3.0%
Automatic Data Processing Inc	9,132	2,253,960
Genpact Ltd	52,858	2,331,038
Paychex Inc	17,114	1,764,967
Verisk Analytics Inc	8,909	1,937,351
		8,287,316
TOTAL INDUSTRIALS		27,341,331
Information Technology - 31.2%
Communications Equipment - 0.8%
Cisco Systems Inc	25,434	1,991,991
F5 Inc (b)	2,009	553,700
		2,545,691
Electronic Equipment, Instruments & Components - 1.6%
Amphenol Corp Class A	10,389	1,496,847
Arrow Electronics Inc (b)	4,882	646,815
Avnet Inc	10,786	672,939
Flex Ltd (b)	12,491	787,433
Jabil Inc	2,889	685,242
		4,289,276
IT Services - 2.2%
Accenture PLC Class A	4,771	1,257,826
Akamai Technologies Inc (b)	7,801	757,867
Amdocs Ltd	7,182	588,493
Cognizant Technology Solutions Corp Class A	9,891	811,655
IBM Corporation	6,206	1,903,381
VeriSign Inc	2,555	624,008
		5,943,230
Semiconductors & Semiconductor Equipment - 11.2%
Broadcom Inc	22,080	7,315,104
KLA Corp	1,193	1,703,532
NVIDIA Corp	107,412	20,529,657
QUALCOMM Inc	8,433	1,278,358
		30,826,651
Software - 9.1%
ACI Worldwide Inc (b)	13,882	601,924
Adobe Inc (b)	3,429	1,005,554
AppLovin Corp Class A (b)	2,380	1,126,002
Cadence Design Systems Inc (b)	2,708	802,543
Dolby Laboratories Inc Class A	8,190	525,716
Dropbox Inc Class A (b)	21,814	555,821
Fortinet Inc (b)	8,390	681,771
Gen Digital Inc	22,086	529,843
InterDigital Inc	2,288	746,895
Intuit Inc	1,936	965,909
Microsoft Corp	32,603	14,028,745
Qualys Inc (b)	4,441	585,768
Salesforce Inc	6,269	1,330,846
Servicenow Inc (b)	7,342	859,087
Zoom Communications Inc Class A (b)	8,722	803,296
		25,149,720
Technology Hardware, Storage & Peripherals - 6.3%
Apple Inc	66,550	17,268,394
TOTAL INFORMATION TECHNOLOGY		86,022,962
Materials - 2.8%
Chemicals - 0.9%
CF Industries Holdings Inc	28,419	2,649,503
Metals & Mining - 1.9%
Newmont Corp	46,284	5,200,008
TOTAL MATERIALS		7,849,511
Real Estate - 2.0%
Health Care REITs - 0.7%
Omega Healthcare Investors Inc	46,555	2,042,833
Specialized REITs - 1.3%
Public Storage	6,950	1,919,521
VICI Properties Inc	57,094	1,603,199
		3,522,720
TOTAL REAL ESTATE		5,565,553
Utilities - 1.9%
Gas Utilities - 1.0%
National Fuel Gas Co	33,766	2,827,903
Independent Power and Renewable Electricity Producers - 0.9%
Vistra Corp	15,153	2,399,477
TOTAL UTILITIES		5,227,380
TOTAL UNITED STATES		271,986,704
TOTAL COMMON STOCKS (Cost $229,882,744)		271,986,704

U.S. Treasury Obligations - 0.0%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/12/2026 (e) (Cost $27,968)	3.82	28,000	27,972

Money Market Funds - 1.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	3.70	3,748,915	3,749,665
Fidelity Securities Lending Cash Central Fund (f)(g)	3.70	394,411	394,450
TOTAL MONEY MARKET FUNDS (Cost $4,144,115)			4,144,115

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $234,054,827)	276,158,791
NET OTHER ASSETS (LIABILITIES) - 0.0%	81,842
NET ASSETS - 100.0%	276,240,633

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	120	3/2026	4,179,450	50,965

The notional amount of long futures as a percentage of Net Assets is 1.5%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $27,972.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	187,012	13,442,541	9,879,994	59,006	106	-	3,749,665	3,748,915	0.0%
Fidelity Securities Lending Cash Central Fund	700,700	20,745,886	21,052,303	1,393	167	-	394,450	394,411	0.0%
Total	887,712	34,188,427	30,932,297	60,399	273	-	4,144,115

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of January 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	29,153,449	29,153,449	-	-
Consumer Discretionary	25,457,238	25,457,238	-	-
Consumer Staples	12,919,874	12,919,874	-	-
Energy	8,803,394	8,803,394	-	-
Financials	36,322,070	36,322,070	-	-
Health Care	27,323,942	27,323,942	-	-
Industrials	27,341,331	27,341,331	-	-
Information Technology	86,022,962	86,022,962	-	-
Materials	7,849,511	7,849,511	-	-
Real Estate	5,565,553	5,565,553	-	-
Utilities	5,227,380	5,227,380	-	-

U.S. Treasury Obligations	27,972	-	27,972	-

Money Market Funds	4,144,115	4,144,115	-	-
Total Investments in Securities:	276,158,791	276,130,819	27,972	-
Derivative Instruments:

Assets
Futures Contracts	50,965	50,965	-	-
Total Assets	50,965	50,965	-	-
Total Derivative Instruments:	50,965	50,965	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	50,965	-
Total Equity Risk	50,965	-
Total Value of Derivatives	50,965	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® U.S. Multifactor ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of January 31, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $389,160) - See accompanying schedule:
Unaffiliated issuers (cost $229,910,712)	$272,014,676
Fidelity Central Funds (cost $4,144,115)	4,144,115

Total Investment in Securities (cost $234,054,827)		$276,158,791
Segregated cash with brokers for derivative instruments		245,101
Cash		35,163
Dividends receivable		223,907
Distributions receivable from Fidelity Central Funds		22,596
Total assets		276,685,558
Liabilities
Accrued management fee	$34,275
Payable for daily variation margin on futures contracts	16,200
Collateral on securities loaned	394,450
Total liabilities		444,925
Net Assets		$276,240,633
Net Assets consist of:
Paid in capital		$238,052,337
Total accumulated earnings (loss)		38,188,296
Net Assets		$276,240,633
Net Asset Value, offering price and redemption price per share ($276,240,633 ÷ 7,150,000 shares)		$38.64
Statement of Operations
Six months ended January 31, 2026 (Unaudited)
Investment Income
Dividends		$2,081,549
Interest		3,054
Income from Fidelity Central Funds (including $1,393 from security lending)		60,399
Total income		2,145,002
Expenses
Management fee	$202,265
Independent trustees' fees and expenses	520
Total expenses before reductions	202,785
Expense reductions	(339)
Total expenses after reductions		202,446
Net Investment income (loss)		1,942,556
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(3,414,363)
Redemptions in-kind	6,021,204
Fidelity Central Funds	273
Futures contracts	94,503
Total net realized gain (loss)		2,701,617
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	14,608,638
Futures contracts	33,291
Total change in net unrealized appreciation (depreciation)		14,641,929
Net gain (loss)		17,343,546
Net increase (decrease) in net assets resulting from operations		$19,286,102
Statement of Changes in Net Assets

	Six months ended January 31, 2026 (Unaudited)	Year ended July 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,942,556	$2,818,569
Net realized gain (loss)	2,701,617	10,559,881
Change in net unrealized appreciation (depreciation)	14,641,929	9,060,183
Net increase (decrease) in net assets resulting from operations	19,286,102	22,438,633
Distributions to shareholders	(2,092,750)	(2,793,900)

Share transactions
Proceeds from sales of shares	31,587,156	166,065,180
Cost of shares redeemed	(20,390,807)	(59,597,749)

Net increase (decrease) in net assets resulting from share transactions	11,196,349	106,467,431
Total increase (decrease) in net assets	28,389,701	126,112,164

Net Assets
Beginning of period	247,850,932	121,738,768
End of period	$276,240,633	$247,850,932

Other Information
Shares
Sold	850,000	4,850,000
Redeemed	(550,000)	(1,750,000)
Net increase (decrease)	300,000	3,100,000

Financial Highlights
Fidelity® U.S. Multifactor ETF

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$36.18	$32.46	$26.66	$24.46	$25.54	$20.09
Income from Investment Operations
Net investment income (loss) B,C	.27	.50	.41	.41	.41	.31 D
Net realized and unrealized gain (loss)	2.48	3.73	5.78	2.19	(1.09)	5.62
Total from investment operations	2.75	4.23	6.19	2.60	(.68)	5.93
Distributions from net investment income	(.29)	(.51)	(.39)	(.40)	(.40)	(.48)
Total distributions	(.29)	(.51)	(.39)	(.40)	(.40)	(.48)
Net asset value, end of period	$38.64	$36.18	$32.46	$26.66	$24.46	$25.54
Total Return E,F,G	7.60%	13.15%	23.46%	10.78%	(2.64)%	29.94%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.15% J	.15%	.18%	.29%	.29%	.29% J
Expenses net of fee waivers, if any	.15 % J	.15%	.18%	.29%	.29%	.29% J
Expenses net of all reductions, if any	.15% J	.15%	.18%	.29%	.29%	.29% J
Net investment income (loss)	1.44% J	1.47%	1.42%	1.66%	1.63%	1.56% D,J
Supplemental Data
Net assets, end of period (000 omitted)	$276,241	$247,851	$121,739	$34,653	$14,676	$11,491
Portfolio turnover rate K,L	32 % J	43%	42%	45%	46%	30% M

AFor the period September 15, 2020 (commencement of operations) through July 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.33%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GBased on net asset value.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KPortfolio turnover rate excludes securities received or delivered in-kind.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
MAmount not annualized.
Fidelity® Value Factor ETF
Schedule of Investments January 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 95.4%
	Shares	Value ($)
AUSTRALIA - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
Anglogold Ashanti Plc	33,469	3,108,266
UNITED STATES - 95.1%
Communication Services - 9.7%
Diversified Telecommunication Services - 1.4%
AT&T Inc	215,668	5,652,658
Comcast Corp Class A	146,662	4,363,195
Verizon Communications Inc	133,633	5,949,341
		15,965,194
Entertainment - 0.5%
Walt Disney Co/The	52,857	5,962,270
Interactive Media & Services - 7.6%
Alphabet Inc Class A	172,912	58,444,256
Meta Platforms Inc Class A	39,243	28,117,610
		86,561,866
Media - 0.2%
Charter Communications Inc Class A (b)(c)	10,750	2,215,790
Versant Media Group Inc Class A	5,864	191,048
		2,406,838
TOTAL COMMUNICATION SERVICES		110,896,168
Consumer Discretionary - 9.9%
Automobiles - 3.1%
Ford Motor Co	347,172	4,818,747
General Motors Co	75,202	6,316,968
Tesla Inc (b)	55,299	23,801,243
		34,936,958
Broadline Retail - 3.5%
Amazon.com Inc (b)	165,899	39,699,631
Diversified Consumer Services - 0.1%
H&R Block Inc	59,244	2,337,175
Hotels, Restaurants & Leisure - 2.0%
Booking Holdings Inc	1,118	5,592,057
Expedia Group Inc Class A	19,467	5,155,640
McDonald's Corp	22,430	7,065,451
Royal Caribbean Cruises Ltd	13,794	4,478,222
		22,291,370
Specialty Retail - 1.2%
Gap Inc/The	162,693	4,552,150
Home Depot Inc/The	25,053	9,384,603
		13,936,753
TOTAL CONSUMER DISCRETIONARY		113,201,887
Consumer Staples - 4.1%
Beverages - 0.5%
PepsiCo Inc	40,759	6,261,805
Consumer Staples Distribution & Retail - 1.6%
Albertsons Cos Inc Class A	143,220	2,384,613
Costco Wholesale Corp	10,470	9,844,418
Kroger Co/The	45,481	2,858,481
Target Corp	32,675	3,446,232
		18,533,744
Food Products - 0.2%
Cal-Maine Foods Inc (c)	25,830	2,157,580
Household Products - 1.4%
Colgate-Palmolive Co	48,921	4,417,077
Kimberly-Clark Corp	26,916	2,691,331
Procter & Gamble Co/The	59,237	8,990,399
		16,098,807
Tobacco - 0.4%
Altria Group Inc	68,920	4,272,351
TOTAL CONSUMER STAPLES		47,324,287
Energy - 3.0%
Oil, Gas & Consumable Fuels - 3.0%
APA Corp	97,574	2,576,929
Chevron Corp	45,110	7,979,959
ConocoPhillips	38,969	4,061,739
Coterra Energy Inc	84,993	2,452,048
EOG Resources Inc	24,111	2,703,566
Exxon Mobil Corp	88,753	12,549,675
Ovintiv Inc	43,629	1,896,553
TOTAL ENERGY		34,220,469
Financials - 12.8%
Banks - 1.9%
Bank of America Corp	225,559	11,999,739
Citigroup Inc	88,228	10,208,862
		22,208,601
Capital Markets - 1.0%
Goldman Sachs Group Inc/The	12,637	11,820,776
Consumer Finance - 2.8%
Ally Financial Inc	156,723	6,626,248
American Express Co	28,724	10,115,732
Capital One Financial Corp	37,820	8,279,933
Synchrony Financial	86,715	6,298,110
		31,320,023
Financial Services - 4.7%
Berkshire Hathaway Inc Class B (b)	42,696	20,516,709
Equitable Holdings Inc	110,862	5,143,997
Essent Group Ltd	101,744	6,401,732
MGIC Investment Corp	220,065	5,924,150
Visa Inc Class A	45,343	14,592,738
		52,579,326
Insurance - 1.8%
MetLife Inc	85,685	6,758,833
Prudential Financial Inc	61,349	6,816,487
Travelers Companies Inc/The	25,308	7,200,379
		20,775,699
Mortgage Real Estate Investment Trusts (REITs) - 0.6%
Annaly Capital Management Inc	304,938	7,016,623
TOTAL FINANCIALS		145,721,048
Health Care - 9.8%
Biotechnology - 1.8%
AbbVie Inc	56,201	12,533,385
Regeneron Pharmaceuticals Inc	11,005	8,159,657
		20,693,042
Health Care Providers & Services - 2.3%
Centene Corp (b)	204,634	8,864,745
Elevance Health Inc	21,476	7,425,112
UnitedHealth Group Inc	35,270	10,120,021
		26,409,878
Pharmaceuticals - 5.7%
Bristol-Myers Squibb Co	149,140	8,210,157
Eli Lilly & Co	19,655	20,385,184
Johnson & Johnson	70,465	16,013,172
Merck & Co Inc	106,783	11,774,961
Pfizer Inc	308,021	8,144,075
		64,527,549
TOTAL HEALTH CARE		111,630,469
Industrials - 9.7%
Aerospace & Defense - 3.3%
GE Aerospace	31,210	9,574,916
General Dynamics Corp	16,269	5,711,883
Lockheed Martin Corp	12,403	7,866,231
RTX Corp	46,003	9,243,383
Textron Inc	49,756	4,381,513
		36,777,926
Air Freight & Logistics - 1.1%
FedEx Corp	20,342	6,555,210
United Parcel Service Inc Class B	56,978	6,052,203
		12,607,413
Building Products - 0.3%
Owens Corning	25,622	3,070,540
Industrial Conglomerates - 0.5%
Honeywell International Inc	25,799	5,869,788
Machinery - 2.5%
Caterpillar Inc	16,123	10,598,615
Cummins Inc	12,232	7,080,126
Deere & Co	10,954	5,783,712
PACCAR Inc	44,671	5,490,513
		28,952,966
Passenger Airlines - 0.9%
Delta Air Lines Inc	80,115	5,278,778
United Airlines Holdings Inc (b)	47,235	4,833,085
		10,111,863
Professional Services - 1.1%
Automatic Data Processing Inc	18,198	4,491,630
Genpact Ltd	83,493	3,682,041
Leidos Holdings Inc	25,145	4,734,301
		12,907,972
TOTAL INDUSTRIALS		110,298,468
Information Technology - 30.1%
Electronic Equipment, Instruments & Components - 1.7%
Arrow Electronics Inc (b)	72,220	9,568,428
Avnet Inc	157,896	9,851,131
		19,419,559
IT Services - 1.9%
Accenture PLC Class A	42,584	11,226,846
Cognizant Technology Solutions Corp Class A	127,188	10,437,047
		21,663,893
Semiconductors & Semiconductor Equipment - 12.2%
Micron Technology Inc	95,939	39,803,172
NVIDIA Corp	424,817	81,195,274
QUALCOMM Inc	76,555	11,604,972
Skyworks Solutions Inc	126,199	7,036,856
		139,640,274
Software - 7.5%
Adobe Inc (b)	31,858	9,342,359
Microsoft Corp	125,553	54,024,200
Salesforce Inc	49,757	10,562,914
Zoom Communications Inc Class A (b)	120,741	11,120,246
		85,049,719
Technology Hardware, Storage & Peripherals - 6.8%
Apple Inc	271,914	70,556,245
HP Inc	370,837	7,209,071
		77,765,316
TOTAL INFORMATION TECHNOLOGY		343,538,761
Materials - 2.0%
Chemicals - 0.7%
CF Industries Holdings Inc	14,473	1,349,318
Linde PLC	10,603	4,845,253
LyondellBasell Industries NV Class A1	21,204	1,038,996
Mosaic Co/The	35,951	988,653
Solstice Advanced Materials Inc	4,910	303,290
		8,525,510
Construction Materials - 0.2%
CRH PLC	22,122	2,707,954
Metals & Mining - 1.1%
Alcoa Corp	42,777	2,430,161
Freeport-McMoRan Inc	52,334	3,152,077
Newmont Corp	38,079	4,278,176
Nucor Corp	12,125	2,154,855
		12,015,269
TOTAL MATERIALS		23,248,733
Real Estate - 1.9%
Health Care REITs - 0.0%
Alexandria Real Estate Equities Inc	19,329	1,056,136
Hotel & Resort REITs - 0.2%
Host Hotels & Resorts Inc	93,103	1,725,199
Industrial REITs - 0.3%
Prologis Inc	27,291	3,563,113
Real Estate Management & Development - 0.4%
CBRE Group Inc Class A (b)	13,919	2,370,823
Jones Lang LaSalle Inc (b)	5,814	2,080,889
		4,451,712
Residential REITs - 0.1%
AvalonBay Communities Inc	7,957	1,413,720
Retail REITs - 0.5%
Realty Income Corp	40,336	2,466,950
Simon Property Group Inc	14,082	2,694,027
		5,160,977
Specialized REITs - 0.4%
Extra Space Storage Inc	11,545	1,592,864
Gaming and Leisure Properties Inc	31,171	1,394,902
VICI Properties Inc	59,261	1,664,049
		4,651,815
TOTAL REAL ESTATE		22,022,672
Utilities - 2.1%
Electric Utilities - 1.8%
American Electric Power Co Inc	21,345	2,556,597
Duke Energy Corp	26,704	3,240,531
Edison International	35,465	2,208,760
Exelon Corp	44,313	1,984,336
NextEra Energy Inc	55,138	4,846,631
PG&E Corp	139,647	2,153,357
Southern Co/The	34,940	3,120,491
		20,110,703
Gas Utilities - 0.1%
UGI Corp	42,474	1,703,632
Multi-Utilities - 0.2%
Consolidated Edison Inc	16,769	1,788,078
TOTAL UTILITIES		23,602,413
TOTAL UNITED STATES		1,085,705,375
TOTAL COMMON STOCKS (Cost $873,272,091)		1,088,813,641

U.S. Treasury Obligations - 0.0%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/12/2026 (e) (Cost $112,869)	3.82	113,000	112,887

Money Market Funds - 4.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	3.70	48,384,570	48,394,247
Fidelity Securities Lending Cash Central Fund (f)(g)	3.70	687,268	687,336
TOTAL MONEY MARKET FUNDS (Cost $49,084,752)			49,081,583

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $922,469,712)	1,138,008,111
NET OTHER ASSETS (LIABILITIES) - 0.3%	3,330,939
NET ASSETS - 100.0%	1,141,339,050

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	1,501	3/2026	52,277,954	443,205

The notional amount of long futures as a percentage of Net Assets is 4.6%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $112,887.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,532,545	70,094,266	23,229,244	337,983	(151)	(3,169)	48,394,247	48,384,570	0.1%
Fidelity Securities Lending Cash Central Fund	10,201,750	95,053,178	104,567,754	419,609	162	-	687,336	687,268	0.0%
Total	11,734,295	165,147,444	127,796,998	757,592	11	(3,169)	49,081,583

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of January 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	110,896,168	110,896,168	-	-
Consumer Discretionary	113,201,887	113,201,887	-	-
Consumer Staples	47,324,287	47,324,287	-	-
Energy	34,220,469	34,220,469	-	-
Financials	145,721,048	145,721,048	-	-
Health Care	111,630,469	111,630,469	-	-
Industrials	110,298,468	110,298,468	-	-
Information Technology	343,538,761	343,538,761	-	-
Materials	26,356,999	26,356,999	-	-
Real Estate	22,022,672	22,022,672	-	-
Utilities	23,602,413	23,602,413	-	-

U.S. Treasury Obligations	112,887	-	112,887	-

Money Market Funds	49,081,583	49,081,583	-	-
Total Investments in Securities:	1,138,008,111	1,137,895,224	112,887	-
Derivative Instruments:

Assets
Futures Contracts	443,205	443,205	-	-
Total Assets	443,205	443,205	-	-
Total Derivative Instruments:	443,205	443,205	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	443,205	-
Total Equity Risk	443,205	-
Total Value of Derivatives	443,205	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Value Factor ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of January 31, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,401,140) - See accompanying schedule:
Unaffiliated issuers (cost $873,384,960)	$1,088,926,528
Fidelity Central Funds (cost $49,084,752)	49,081,583

Total Investment in Securities (cost $922,469,712)		$1,138,008,111
Segregated cash with brokers for derivative instruments		3,300,267
Dividends receivable		902,329
Distributions receivable from Fidelity Central Funds		150,201
Other receivables		9,025
Total assets		1,142,369,933
Liabilities
Accrued management fee	$141,073
Payable for daily variation margin on futures contracts	202,635
Collateral on securities loaned	687,175
Total liabilities		1,030,883
Net Assets		$1,141,339,050
Net Assets consist of:
Paid in capital		$970,825,011
Total accumulated earnings (loss)		170,514,039
Net Assets		$1,141,339,050
Net Asset Value, offering price and redemption price per share ($1,141,339,050 ÷ 15,450,000 shares)		$73.87
Statement of Operations
Six months ended January 31, 2026 (Unaudited)
Investment Income
Dividends		$8,603,547
Interest		13,513
Income from Fidelity Central Funds (including $419,609 from security lending)		757,592
Total income		9,374,652
Expenses
Management fee	$805,001
Independent trustees' fees and expenses	2,101
Total expenses before reductions	807,102
Expense reductions	(150)
Total expenses after reductions		806,952
Net Investment income (loss)		8,567,700
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,345,940)
Redemptions in-kind	36,732,054
Fidelity Central Funds	11
Futures contracts	492,320
Total net realized gain (loss)		35,878,445
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	106,489,586
Fidelity Central Funds	(3,169)
Futures contracts	362,684
Total change in net unrealized appreciation (depreciation)		106,849,101
Net gain (loss)		142,727,546
Net increase (decrease) in net assets resulting from operations		$151,295,246
Statement of Changes in Net Assets

	Six months ended January 31, 2026 (Unaudited)	Year ended July 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,567,700	$14,614,457
Net realized gain (loss)	35,878,445	94,817,408
Change in net unrealized appreciation (depreciation)	106,849,101	(9,559,357)
Net increase (decrease) in net assets resulting from operations	151,295,246	99,872,508
Distributions to shareholders	(10,040,350)	(14,585,100)

Share transactions
Proceeds from sales of shares	161,696,370	578,014,471
Cost of shares redeemed	(141,454,158)	(492,613,058)

Net increase (decrease) in net assets resulting from share transactions	20,242,212	85,401,413
Total increase (decrease) in net assets	161,497,108	170,688,821

Net Assets
Beginning of period	979,841,942	809,153,121
End of period	$1,141,339,050	$979,841,942

Other Information
Shares
Sold	2,400,000	9,500,000
Redeemed	(2,100,000)	(8,100,000)
Net increase (decrease)	300,000	1,400,000

Financial Highlights
Fidelity® Value Factor ETF

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$64.68	$58.85	$51.00	$46.27	$48.94	$34.85
Income from Investment Operations
Net investment income (loss) A,B	.56	.97	.97	.87	.79	.64
Net realized and unrealized gain (loss)	9.29	5.86	7.82	4.70	(2.65)	14.07
Total from investment operations	9.85	6.83	8.79	5.57	(1.86)	14.71
Distributions from net investment income	(.66)	(1.00)	(.94)	(.84)	(.81)	(.62)
Total distributions	(.66)	(1.00)	(.94)	(.84)	(.81)	(.62)
Net asset value, end of period	$73.87	$64.68	$58.85	$51.00	$46.27	$48.94
Total Return C,D,E	15.28%	11.72%	17.43%	12.33%	(3.86)%	42.56%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.15% H	.15%	.18%	.29%	.29%	.29%
Expenses net of fee waivers, if any	.15 % H	.15%	.18%	.29%	.29%	.29%
Expenses net of all reductions, if any	.15% H	.15%	.18%	.29%	.29%	.29%
Net investment income (loss)	1.59% H	1.58%	1.81%	1.91%	1.61%	1.50%
Supplemental Data
Net assets, end of period (000 omitted)	$1,141,339	$979,842	$809,153	$527,860	$499,673	$450,269
Portfolio turnover rate I,J	34 % H	42%	31%	43%	46%	42%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EBased on net asset value.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IPortfolio turnover rate excludes securities received or delivered in-kind.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended January 31, 2026

1. Organization.
Fidelity Dividend ETF for Rising Rates, Fidelity High Dividend ETF, Fidelity Low Volatility Factor ETF, Fidelity Momentum Factor ETF, Fidelity Quality Factor ETF, Fidelity Small-Mid Multifactor ETF, Fidelity Stocks for Inflation ETF, Fidelity U.S. Multifactor ETF and Fidelity Value Factor ETF (the Funds) are exchange-traded funds of Fidelity Covington Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2026 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE) business (normally 4:00 p.m. Eastern time) of the Cboe BZX Exchange, Inc. (CboeBZX) for Fidelity Stocks for Inflation ETF, and of the New York Stock Exchange, Archipelago Exchange (NYSE Arca) for all other funds and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends as applicable. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Funds and is not distributed to shareholders of the Funds. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term capital gain dividends, futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), redemptions in-kind, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Dividend ETF for Rising Rates	475,651,354	229,208,219	(25,863,405)	203,344,814
Fidelity High Dividend ETF	7,239,071,384	1,468,456,620	(220,128,968)	1,248,327,652
Fidelity Low Volatility Factor ETF	1,268,517,480	250,177,112	(46,024,768)	204,152,344
Fidelity Momentum Factor ETF	552,210,540	121,688,704	(17,319,493)	104,369,211
Fidelity Quality Factor ETF	928,873,173	275,126,987	(29,037,156)	246,089,831
Fidelity Small-Mid Multifactor ETF	1,830,105,875	327,347,166	(105,456,260)	221,890,906
Fidelity Stocks for Inflation ETF	194,302,202	59,203,611	(10,411,021)	48,792,590
Fidelity U.S. Multifactor ETF.	234,107,994	52,097,320	(9,995,558)	42,101,762
Fidelity Value Factor ETF	922,612,658	253,754,618	(37,915,960)	215,838,658

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Dividend ETF for Rising Rates	(30,213,408)	(44,242,106)	(74,455,514)
Fidelity High Dividend ETF	(85,604,566)	(105,518,422)	(191,122,988)
Fidelity Low Volatility Factor ETF	(50,242,438)	(29,433,850)	(79,676,288)
Fidelity Momentum Factor ETF	(54,995,424)	-	(54,995,424)
Fidelity Quality Factor ETF	(29,978,575)	(14,567,870)	(44,546,445)
Fidelity Small-Mid Multifactor ETF	(40,842,479)	(7,450,815)	(48,293,294)
Fidelity Stocks for Inflation ETF	(22,634,939)	(4,633,597)	(27,268,536)
Fidelity U.S. Multifactor ETF.	(5,037,746)	(1,403,376)	(6,441,122)
Fidelity Value Factor ETF	(39,027,891)	(41,274,135)	(80,302,026)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Dividend ETF for Rising Rates	5,995,726	9,873,657
Fidelity High Dividend ETF	148,260,199	1,623,109
Fidelity Low Volatility Factor ETF	212,204,405	210,948,954
Fidelity Momentum Factor ETF	275,816,448	275,705,791
Fidelity Quality Factor ETF	192,694,943	246,369,209
Fidelity Small-Mid Multifactor ETF	475,483,245	447,513,435
Fidelity Stocks for Inflation ETF	77,346,274	78,404,094
Fidelity U.S. Multifactor ETF	40,722,401	44,446,589
Fidelity Value Factor ETF	175,571,704	223,880,182

Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below.

	In-Kind Subscriptions ($)	In-Kind Redemptions ($)
Fidelity Dividend ETF for Rising Rates	17,678,647	-
Fidelity High Dividend ETF	1,508,908,876	-
Fidelity Low Volatility Factor ETF	327,632,318	195,441,825
Fidelity Momentum Factor ETF	200,531,574	119,195,622
Fidelity Quality Factor ETF	160,324,304	130,177,841
Fidelity Small-Mid Multifactor ETF	533,966,254	268,981,511
Fidelity Stocks for Inflation ETF	38,493,865	38,278,166
Fidelity U.S. Multifactor ETF	31,479,623	20,441,006
Fidelity Value Factor ETF	157,377,217	139,542,628
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of each Fund's average net assets as noted in the table below. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses. For each Fund, with the exception of Fidelity Small-Mid Multifactor ETF, Fidelity Stocks for Inflation ETF and Fidelity U.S. Multifactor ETF, the management fee paid to the investment adviser is reduced by an amount equal to the fees and expenses paid by each fund to the independent Trustees.

Fee Rate
Fidelity Dividend ETF for Rising Rates	.15%
Fidelity High Dividend ETF	.15%
Fidelity Low Volatility Factor ETF	.15%
Fidelity Momentum Factor ETF	.15%
Fidelity Quality Factor ETF	.15%
Fidelity Small-Mid Multifactor ETF	.15%
Fidelity Stocks for Inflation ETF	.15%
Fidelity U.S. Multifactor ETF	.15%
Fidelity Value Factor ETF	.15%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Dividend ETF for Rising Rates	3,886	159	-
Fidelity High Dividend ETF	16,786	203	-
Fidelity Low Volatility Factor ETF	388	-	-
Fidelity Momentum Factor ETF	862	-	-
Fidelity Quality Factor ETF	213	-	-
Fidelity Small-Mid Multifactor ETF	6,343	22,091	-
Fidelity Stocks for Inflation ETF	282	-	-
Fidelity U.S. Multifactor ETF	146	-	-
Fidelity Value Factor ETF	7,804	-	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Dividend ETF for Rising Rates	3,698,297
Fidelity High Dividend ETF	-
Fidelity Low Volatility Factor ETF	6,722,642
Fidelity Momentum Factor ETF	-
Fidelity Quality Factor ETF	-
Fidelity Small-Mid Multifactor ETF	7,997,964
Fidelity Stocks for Inflation ETF	-
Fidelity U.S. Multifactor ETF	-
Fidelity Value Factor ETF	715,276

8. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity Dividend ETF for Rising Rates	213
Fidelity High Dividend ETF	103
Fidelity Low Volatility Factor ETF	267
Fidelity Momentum Factor ETF	399
Fidelity Quality Factor ETF	233
Fidelity Small-Mid Multifactor ETF	7,947
Fidelity Stocks for Inflation ETF	116
Fidelity U.S. Multifactor ETF	339
Fidelity Value Factor ETF	150
9. Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities to a fund and redemption proceeds are paid with a basket of securities from a fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
12. Proposed Reorganization.
The Board of Trustees of Fidelity U.S. Low Volatility Equity Fund and Fidelity Low Volatility Factor ETF approved an Agreement and Plan of Reorganization (the Agreement) between Fidelity Low Volatility Factor ETF and Fidelity U.S. Low Volatility Equity Fund. Pursuant to the Agreement the Fidelity Low Volatility Factor ETF will acquire all the assets and assume all the liabilities of the Fidelity U.S. Low Volatility Equity Fund. The reorganization will be accomplished by an exchange of shares of Fidelity Low Volatility Factor ETF for shares of Fidelity U.S. Low Volatility Equity Fund at their net asset value on the date the reorganization is effective. The reorganization provides shareholders of Fidelity U.S. Low Volatility Equity Fund access to a larger portfolio with a similar investment objective.

The Fidelity U.S. Low Volatility Equity Fund shareholders approved the reorganization which is expected to become effective during May 2026. The reorganization is expected to qualify as a tax-free transaction for federal income tax purposes with no gain or loss recognized by the funds or their shareholders.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9881295.109
CPF-SANN-0426
Fidelity® Blue Chip Growth ETF
Fidelity® Blue Chip Value ETF
Fidelity® Fundamental Large Cap Core ETF
Fidelity® Fundamental Large Cap Growth ETF
Fidelity® Fundamental Large Cap Value ETF
Fidelity® Fundamental Small-Mid Cap ETF
Fidelity® Magellan℠ ETF
Fidelity® Real Estate Investment ETF

Semi-Annual Report
January 31, 2026

Contents

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Blue Chip Growth ETF
Fidelity® Blue Chip Value ETF
Fidelity® Fundamental Large Cap Core ETF
Fidelity® Fundamental Large Cap Growth ETF
Fidelity® Fundamental Large Cap Value ETF
Fidelity® Fundamental Small-Mid Cap ETF
Fidelity® Magellan℠ ETF
Fidelity® Real Estate Investment ETF
Notes to Financial Statements
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Blue Chip Growth ETF
Schedule of Investments January 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.9%
	Shares	Value ($)
BRAZIL - 0.1%
Financials - 0.1%
Banks - 0.1%
NU Holdings Ltd/Cayman Islands Class A (a)	250,445	4,445,399
Materials - 0.0%
Metals & Mining - 0.0%
Vale SA ADR	188,065	3,022,204
TOTAL BRAZIL		7,467,603
BURKINA FASO - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
IAMGOLD Corp (United States) (a)	231,079	4,201,016
CANADA - 1.5%
Consumer Discretionary - 0.3%
Specialty Retail - 0.3%
Aritzia Inc Subordinate Voting Shares (a)	220,864	17,409,270
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Cameco Corp	21,573	2,668,167
Suncor Energy Inc	69,403	3,668,295
TOTAL ENERGY		6,336,462
Information Technology - 1.0%
Electronic Equipment, Instruments & Components - 0.7%
Celestica Inc (United States) (a)	128,606	36,137,000
IT Services - 0.3%
Shopify Inc Class A (a)	144,438	18,952,548
TOTAL INFORMATION TECHNOLOGY		55,089,548
Materials - 0.1%
Metals & Mining - 0.1%
Agnico Eagle Mines Ltd/CA (United States)	17,393	3,313,367
TOTAL CANADA		82,148,647
CHINA - 0.1%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
WeRide Inc ADR (a)	335,035	2,683,630
Information Technology - 0.1%
Software - 0.1%
Pony AI Inc ADR (a)	222,145	3,083,373
TOTAL CHINA		5,767,003
DENMARK - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Ascendis Pharma A/S ADR (a)	1,770	400,197
FINLAND - 0.2%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Amer Sports Inc (a)	333,634	12,221,013
INDIA - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
MakeMyTrip Ltd (a)	15	936
NETHERLANDS - 0.3%
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
ASML Holding NV depository receipt	4,854	6,907,242
NXP Semiconductors NV	49,403	11,171,994

TOTAL NETHERLANDS		18,079,236
SINGAPORE - 0.1%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Sea Ltd Class A ADR (a)	31,009	3,612,238
SWITZERLAND - 0.2%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
On Holding AG Class A (a)	194,565	8,804,066
TAIWAN - 1.1%
Information Technology - 1.1%
Semiconductors & Semiconductor Equipment - 1.1%
Taiwan Semiconductor Manufacturing Co Ltd ADR	176,979	58,502,178
UNITED KINGDOM - 0.1%
Consumer Staples - 0.1%
Tobacco - 0.1%
British American Tobacco PLC ADR	93,648	5,682,561
UNITED STATES - 96.1%
Communication Services - 16.5%
Diversified Telecommunication Services - 0.0%
AST SpaceMobile Inc Class A (a)	31,507	3,503,893
Entertainment - 2.5%
Netflix Inc (a)	1,293,191	107,968,518
ROBLOX Corp Class A (a)	231,044	15,193,453
Roku Inc Class A (a)	33,995	3,236,324
Spotify Technology SA (a)	35	17,512
Take-Two Interactive Software Inc (a)	37,897	8,348,709
Warner Bros Discovery Inc (a)	430	11,842
		134,776,358
Interactive Media & Services - 13.9%
Alphabet Inc Class A	1,368,920	462,694,960
Meta Platforms Inc Class A	368,033	263,695,645
Reddit Inc Class A (a)	67,263	12,125,500
Snap Inc Class A (a)	3,864,692	26,782,316
		765,298,421
Media - 0.1%
EchoStar Corp Class A (a)	40,912	4,632,057
TOTAL COMMUNICATION SERVICES		908,210,729
Consumer Discretionary - 16.6%
Automobiles - 1.6%
Tesla Inc (a)	210,505	90,603,457
Broadline Retail - 7.9%
Amazon.com Inc (a)	1,783,055	426,685,062
Hotels, Restaurants & Leisure - 2.5%
Brinker International Inc (a)	115,301	18,185,274
Cava Group Inc (a)	64,065	3,883,620
Cheesecake Factory Inc/The	73,034	4,233,051
Chipotle Mexican Grill Inc (a)	328,781	12,779,717
DoorDash Inc Class A (a)	76,644	15,682,895
DraftKings Inc Class A (a)	470,704	12,949,067
Dutch Bros Inc Class A (a)	52,249	2,841,823
Expedia Group Inc Class A	11,566	3,063,139
Flutter Entertainment PLC (a)	3,054	504,368
Hilton Worldwide Holdings Inc	29,044	8,669,924
Marriott International Inc/MD Class A1	26,899	8,481,255
Starbucks Corp	341,047	31,359,273
Texas Roadhouse Inc	28,927	5,202,810
Wingstop Inc	32,071	8,512,606
		136,348,822
Household Durables - 0.8%
SharkNinja Inc (a)	346,010	40,898,382
Somnigroup International Inc	56,873	4,996,293
		45,894,675
Leisure Products - 0.1%
Peloton Interactive Inc Class A (a)	1,001,818	5,600,162
Specialty Retail - 2.9%
Abercrombie & Fitch Co Class A (a)	30,033	2,932,122
American Eagle Outfitters Inc	108,222	2,522,655
AutoZone Inc (a)	960	3,556,118
Bath & Body Works Inc	192,825	4,203,585
Carvana Co Class A (a)	72,701	29,161,098
Five Below Inc (a)	30,276	5,802,093
Floor & Decor Holdings Inc Class A (a)	49,454	3,261,986
Gap Inc/The	211,707	5,923,562
Home Depot Inc/The	24,633	9,227,275
Lowe's Cos Inc	107,335	28,664,885
RealReal Inc/The (a)	287,960	4,224,373
RH (a)	80,573	16,020,330
Ross Stores Inc	17,583	3,317,033
TJX Cos Inc/The	153,245	22,957,633
Urban Outfitters Inc (a)	60,695	4,300,241
Victoria's Secret & Co (a)	150,514	8,204,518
Warby Parker Inc Class A (a)	219,476	5,598,833
Wayfair Inc Class A (a)	9,000	931,410
		160,809,750
Textiles, Apparel & Luxury Goods - 0.8%
Capri Holdings Ltd (a)	429,665	9,697,539
Deckers Outdoor Corp (a)	42,184	5,034,239
Lululemon Athletica Inc (a)	71,631	12,499,610
NIKE Inc Class B	162,468	10,042,147
Tapestry Inc	48,460	6,150,059
VF Corp	143,836	2,817,746
		46,241,340
TOTAL CONSUMER DISCRETIONARY		912,183,268
Consumer Staples - 0.6%
Beverages - 0.1%
Celsius Holdings Inc (a)	141,884	7,446,072
Consumer Staples Distribution & Retail - 0.3%
Costco Wholesale Corp	6,115	5,749,629
Sprouts Farmers Market Inc (a)	62,922	4,461,799
Target Corp	65,342	6,891,621
Walmart Inc	7,372	878,300
		17,981,349
Personal Care Products - 0.2%
Estee Lauder Cos Inc/The Class A	39,993	4,610,393
Herbalife Ltd (a)	314,468	5,421,428
		10,031,821
TOTAL CONSUMER STAPLES		35,459,242
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Chevron Corp	20,723	3,665,898
Exxon Mobil Corp	41,934	5,929,468
TOTAL ENERGY		9,595,366
Financials - 3.3%
Capital Markets - 1.4%
Ares Management Corp Class A	45,666	6,834,830
Blue Owl Capital Inc Class A	432,110	5,893,980
Goldman Sachs Group Inc/The	24,485	22,903,514
KKR & Co Inc Class A	63,334	7,236,543
Morgan Stanley	72,046	13,170,009
Robinhood Markets Inc Class A (a)	191,056	19,006,251
		75,045,127
Consumer Finance - 0.0%
Figure Technology Solutions Inc Class A	90,665	5,157,025
Financial Services - 1.9%
Affirm Holdings Inc Class A (a)	210,891	12,716,727
Apollo Global Management Inc	82,259	11,067,126
Block Inc Class A (a)	135	8,158
Mastercard Inc Class A	98,419	53,027,173
Rocket Cos Inc Class A	204,392	3,664,749
Toast Inc Class A (a)	154,494	4,806,308
Visa Inc Class A	51,777	16,663,392
		101,953,633
Insurance - 0.0%
Slide Insurance Holdings Inc (a)	360	6,203
TOTAL FINANCIALS		182,161,988
Health Care - 6.6%
Biotechnology - 1.9%
AbbVie Inc	117,112	26,117,147
Alnylam Pharmaceuticals Inc (a)	42,594	14,399,328
Apogee Therapeutics Inc (a)	8,893	582,580
Arcellx Inc (a)	19,567	1,336,622
Gilead Sciences Inc	315,036	44,719,360
Legend Biotech Corp ADR (a)	58,143	1,017,503
Moderna Inc (a)	55,209	2,433,061
Praxis Precision Medicines Inc (a)	12,638	3,968,332
Regeneron Pharmaceuticals Inc	7,965	5,905,649
Scholar Rock Holding Corp (a)	18,727	830,355
Travere Therapeutics Inc (a)	125,957	3,916,003
		105,225,940
Health Care Equipment & Supplies - 1.1%
Boston Scientific Corp (a)	404,693	37,850,937
Insulet Corp (a)	31,383	8,028,085
Intuitive Surgical Inc (a)	5,801	2,924,980
Kestra Medical Technologies Ltd	112,944	2,786,328
Medline Inc Class A	151,590	6,700,278
		58,290,608
Health Care Providers & Services - 0.7%
Cardinal Health Inc	58,344	12,536,959
Cencora Inc	22,214	7,979,713
CVS Health Corp	13,071	974,051
Guardant Health Inc (a)	41,992	4,788,768
McKesson Corp	13,497	11,218,841
		37,498,332
Health Care Technology - 0.0%
HeartFlow Inc	92,146	2,752,401
Life Sciences Tools & Services - 0.1%
Danaher Corp	19,903	4,356,568
Pharmaceuticals - 2.8%
Eli Lilly & Co	139,916	145,113,879
Johnson & Johnson	40,635	9,234,304
		154,348,183
TOTAL HEALTH CARE		362,472,032
Industrials - 5.4%
Aerospace & Defense - 1.9%
Axon Enterprise Inc (a)	20,833	10,074,422
Boeing Co (a)	161,192	37,673,795
Carpenter Technology Corp	27,215	8,649,743
GE Aerospace	72,067	22,109,435
Howmet Aerospace Inc	86,082	17,911,943
Rocket Lab Corp	55,445	4,439,481
		100,858,819
Construction & Engineering - 0.3%
Comfort Systems USA Inc	8,270	9,445,167
Construction Partners Inc Class A (a)	28,152	3,093,342
IES Holdings Inc (a)	9,977	3,794,153
Legence Corp Class A	50,914	2,388,376
		18,721,038
Electrical Equipment - 0.7%
Bloom Energy Corp Class A (a)	19,175	2,902,520
GE Vernova Inc	38,666	28,085,822
Nextpower Inc Class A (a)	53,774	6,296,398
Vertiv Holdings Co Class A	1,835	341,640
		37,626,380
Ground Transportation - 0.6%
Lyft Inc Class A (a)	428,892	7,235,408
Old Dominion Freight Line Inc	31,833	5,513,476
Uber Technologies Inc (a)	208,524	16,692,346
XPO Inc (a)	25,933	3,840,936
		33,282,166
Machinery - 0.4%
Caterpillar Inc	6,229	4,094,695
Cummins Inc	14,445	8,361,056
PACCAR Inc	51,198	6,292,746
RBC Bearings Inc (a)	7,069	3,532,167
		22,280,664
Passenger Airlines - 0.7%
Alaska Air Group Inc (a)	102,942	5,232,541
Delta Air Lines Inc	250,303	16,492,465
United Airlines Holdings Inc (a)	158,665	16,234,603
		37,959,609
Trading Companies & Distributors - 0.8%
Ferguson Enterprises Inc	17,503	4,418,807
FTAI Aviation Ltd	151,139	41,158,173
		45,576,980
TOTAL INDUSTRIALS		296,305,656
Information Technology - 45.6%
Communications Equipment - 0.6%
Arista Networks Inc (a)	25,365	3,595,235
Lumentum Holdings Inc (a)	76,010	29,783,759
		33,378,994
Electronic Equipment, Instruments & Components - 1.0%
Amphenol Corp Class A	139,260	20,064,581
Coherent Corp (a)	86,857	18,429,318
Corning Inc	78,090	8,062,793
Jabil Inc	27,052	6,416,463
		52,973,155
IT Services - 1.0%
Akamai Technologies Inc (a)	30,624	2,975,122
Cloudflare Inc Class A (a)	72,468	12,852,200
CoreWeave Inc Class A (a)	245	22,831
MongoDB Inc Class A (a)	11,121	4,129,561
Snowflake Inc (a)	102,733	19,796,649
Twilio Inc Class A (a)	128,281	15,452,729
		55,229,092
Semiconductors & Semiconductor Equipment - 23.6%
Advanced Micro Devices Inc (a)	102,328	24,224,107
Astera Labs Inc (a)	171,905	25,892,331
Broadcom Inc	549,359	182,002,637
First Solar Inc (a)	25,375	5,722,570
GlobalFoundries Inc (a)	131,637	5,555,081
Impinj Inc (a)	24,128	3,332,077
KLA Corp	2,641	3,771,190
Lam Research Corp	41,679	9,730,379
Marvell Technology Inc	1,131,892	89,328,917
Micron Technology Inc	99,233	41,169,787
Monolithic Power Systems Inc	40,207	45,198,699
NVIDIA Corp	4,506,495	861,326,390
		1,297,254,165
Software - 9.0%
AppLovin Corp Class A (a)	146,269	69,201,327
Crowdstrike Holdings Inc Class A (a)	17,529	7,737,388
Figma Inc Class A	79,564	2,062,299
Microsoft Corp	777,750	334,658,048
Oracle Corp	173,672	28,582,938
Palantir Technologies Inc Class A (a)	154,816	22,694,477
Rubrik Inc Class A (a)	56,602	3,166,882
Salesforce Inc	33,348	7,079,447
Samsara Inc Class A (a)	128,679	3,609,446
Servicenow Inc (a)	75,342	8,815,767
Unity Software Inc (a)	79,166	2,303,731
Zoom Communications Inc Class A (a)	58,713	5,407,467
		495,319,217
Technology Hardware, Storage & Peripherals - 10.4%
Apple Inc	2,010,622	521,716,197
Sandisk Corp/DE	34,394	19,819,543
Seagate Technology Holdings PLC	4,578	1,866,404
Western Digital Corp	124,183	31,074,312
		574,476,456
TOTAL INFORMATION TECHNOLOGY		2,508,631,079
Materials - 0.3%
Construction Materials - 0.2%
Martin Marietta Materials Inc	10,317	6,726,168
Vulcan Materials Co	22,677	6,815,346
		13,541,514
Metals & Mining - 0.1%
Century Aluminum Co (a)	70,317	3,187,469
TOTAL MATERIALS		16,728,983
Real Estate - 0.6%
Health Care REITs - 0.5%
Welltower Inc	146,273	27,551,983
Real Estate Management & Development - 0.1%
Compass Inc Class A (a)	469,722	5,880,919
Zillow Group Inc Class C (a)	2,434	153,415
		6,034,334
TOTAL REAL ESTATE		33,586,317
Utilities - 0.4%
Electric Utilities - 0.3%
Constellation Energy Corp	13,934	3,910,995
Entergy Corp	59,201	5,676,784
NRG Energy Inc	35,810	5,465,680
		15,053,459
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp	29,842	4,725,481
TOTAL UTILITIES		19,778,940
TOTAL UNITED STATES		5,285,113,600
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd (a)	114,779	3,244,478
TOTAL COMMON STOCKS (Cost $4,026,089,877)		5,495,244,772

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
State Street Institutional Treasury Plus Money Market Fund Trust Class (b) (Cost $4,894,671)	3.59	4,894,671	4,894,671

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $4,030,984,548)	5,500,139,443
NET OTHER ASSETS (LIABILITIES) - 0.0%	(817,011)
NET ASSETS - 100.0%	5,499,322,432

Legend

(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Investment Valuation

The following is a summary of the inputs used, as of January 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	908,210,729	908,210,729	-	-
Consumer Discretionary	956,914,421	956,914,421	-	-
Consumer Staples	41,141,803	41,141,803	-	-
Energy	15,931,828	15,931,828	-	-
Financials	186,607,387	186,607,387	-	-
Health Care	362,872,229	362,872,229	-	-
Industrials	296,305,656	296,305,656	-	-
Information Technology	2,643,385,414	2,643,385,414	-	-
Materials	30,510,048	30,510,048	-	-
Real Estate	33,586,317	33,586,317	-	-
Utilities	19,778,940	19,778,940	-	-

Money Market Funds	4,894,671	4,894,671	-	-
Total Investments in Securities:	5,500,139,443	5,500,139,443	-	-
Fidelity® Blue Chip Growth ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of January 31, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $4,030,984,548)		$5,500,139,443
Foreign currency held at value (cost $155)		155
Receivable for fund shares sold		6,816,445
Dividends receivable		659,813
Total assets		5,507,615,856
Liabilities
Payable to custodian bank	$1,064,350
Payable for investments purchased	4,635,716
Accrued management fee	2,593,358
Total liabilities		8,293,424
Net Assets		$5,499,322,432
Net Assets consist of:
Paid in capital		$4,204,154,541
Total accumulated earnings (loss)		1,295,167,891
Net Assets		$5,499,322,432
Net Asset Value, offering price and redemption price per share ($5,499,322,432 ÷ 100,850,000 shares)		$54.53
Statement of Operations
Six months ended January 31, 2026 (Unaudited)
Investment Income
Dividends		$9,225,806
Security lending		1,156,627
Total income		10,382,433
Expenses
Management fee	$14,441,856
Independent trustees' fees and expenses	9,608
Total expenses before reductions	14,451,464
Expense reductions	(957)
Total expenses after reductions		14,450,507
Net Investment income (loss)		(4,068,074)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Redemptions in-kind	85,196,529
Unaffiliated issuers	(35,554,770)
Foreign currency transactions	1,778
Futures contracts	88,323
Total net realized gain (loss)		49,731,860
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	333,405,074
Assets and liabilities in foreign currencies	2
Total change in net unrealized appreciation (depreciation)		333,405,076
Net gain (loss)		383,136,936
Net increase (decrease) in net assets resulting from operations		$379,068,862
Statement of Changes in Net Assets

	Six months ended January 31, 2026 (Unaudited)	Year ended July 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(4,068,074)	$508,905
Net realized gain (loss)	49,731,860	(5,300,217)
Change in net unrealized appreciation (depreciation)	333,405,076	666,570,027
Net increase (decrease) in net assets resulting from operations	379,068,862	661,778,715
Distributions to shareholders	(2,399,375)	(3,424,200)

Share transactions
Proceeds from sales of shares	695,883,677	2,310,709,626
Cost of shares redeemed	(223,124,923)	(294,190,111)

Net increase (decrease) in net assets resulting from share transactions	472,758,754	2,016,519,515
Total increase (decrease) in net assets	849,428,241	2,674,874,030

Net Assets
Beginning of period	4,649,894,191	1,975,020,161
End of period	$5,499,322,432	$4,649,894,191

Other Information
Shares
Sold	12,875,000	51,275,000
Redeemed	(4,275,000)	(7,175,000)
Net increase (decrease)	8,600,000	44,100,000

Financial Highlights
Fidelity® Blue Chip Growth ETF

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$50.41	$41.02	$31.28	$24.93	$32.77	$22.74
Income from Investment Operations
Net investment income (loss) A,B	(.04)	.01	(.03)	- C	(.05)	(.08)
Net realized and unrealized gain (loss)	4.19	9.44	9.78	6.35	(7.79)	10.11
Total from investment operations	4.15	9.45	9.75	6.35	(7.84)	10.03
Distributions from net investment income	(.03)	(.06)	(.01)	-	-	- C
Total distributions	(.03)	(.06)	(.01)	-	-	- C
Net asset value, end of period	$54.53	$50.41	$41.02	$31.28	$24.93	$32.77
Total Return D,E,F	8.22%	23.05%	31.18%	25.44%	(23.92)%	44.14%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.57% I	.59%	.60%	.59%	.59%	.59%
Expenses net of fee waivers, if any	.57 % I	.59%	.59%	.59%	.59%	.59%
Expenses net of all reductions, if any	.57% I	.59%	.59%	.59%	.59%	.59%
Net investment income (loss)	(.16)% I	.02%	(.10)%	-% C	(.17)%	(.27)%
Supplemental Data
Net assets, end of period (000 omitted)	$5,499,322	$4,649,894	$1,975,020	$780,383	$363,397	$407,189
Portfolio turnover rate J,K	44 % I	53%	42%	30%	57%	63%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FBased on net asset value.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Blue Chip Value ETF
Schedule of Investments January 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.9%
	Shares	Value ($)
CANADA - 1.9%
Energy - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Canadian Natural Resources Ltd (United States)	24,652	917,300
Imperial Oil Ltd (United States)	10,826	1,096,133
TOTAL ENERGY		2,013,433
Materials - 0.6%
Chemicals - 0.6%
Nutrien Ltd (United States)	13,613	937,800
TOTAL CANADA		2,951,233
TAIWAN - 0.3%
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Taiwan Semiconductor Manufacturing Co Ltd ADR	1,468	485,262
UNITED KINGDOM - 3.9%
Consumer Staples - 1.0%
Beverages - 0.5%
Diageo PLC ADR	8,979	833,251
Tobacco - 0.5%
British American Tobacco PLC ADR	13,362	810,806
TOTAL CONSUMER STAPLES		1,644,057
Health Care - 1.6%
Pharmaceuticals - 1.6%
Astrazeneca PLC ADR	26,897	2,495,235
Utilities - 1.3%
Multi-Utilities - 1.3%
National Grid PLC ADR	23,314	1,987,985
TOTAL UNITED KINGDOM		6,127,277
UNITED STATES - 92.8%
Communication Services - 8.0%
Entertainment - 1.4%
Walt Disney Co/The	20,021	2,258,369
Interactive Media & Services - 6.6%
Alphabet Inc Class A	20,097	6,792,786
Alphabet Inc Class C	7,856	2,659,492
Meta Platforms Inc Class A	1,145	820,392
		10,272,670
TOTAL COMMUNICATION SERVICES		12,531,039
Consumer Discretionary - 7.6%
Broadline Retail - 2.8%
Amazon.com Inc (a)	18,630	4,458,159
Diversified Consumer Services - 0.8%
H&R Block Inc	30,424	1,200,227
Household Durables - 1.0%
Lennar Corp Class A	2,894	316,459
Mohawk Industries Inc (a)	4,430	524,424
Taylor Morrison Home Corp (a)	2,571	156,702
Toll Brothers Inc	1,887	272,653
TopBuild Corp (a)	583	272,873
		1,543,111
Specialty Retail - 2.6%
Lowe's Cos Inc	4,852	1,295,775
Murphy USA Inc	863	364,625
Ross Stores Inc	9,327	1,759,539
Ulta Beauty Inc (a)	882	570,972
		3,990,911
Textiles, Apparel & Luxury Goods - 0.4%
Lululemon Athletica Inc (a)	3,742	652,979
TOTAL CONSUMER DISCRETIONARY		11,845,387
Consumer Staples - 9.1%
Beverages - 2.1%
Constellation Brands Inc Class A	5,561	871,408
Keurig Dr Pepper Inc	86,722	2,379,652
		3,251,060
Consumer Staples Distribution & Retail - 2.5%
BJ's Wholesale Club Holdings Inc (a)	3,570	330,011
Kroger Co/The	20,096	1,263,034
Sprouts Farmers Market Inc (a)	5,774	409,434
Target Corp	7,823	825,092
US Foods Holding Corp (a)	13,142	1,098,934
		3,926,505
Food Products - 1.4%
McCormick & Co Inc/MD	7,930	490,312
Mondelez International Inc	28,449	1,663,413
		2,153,725
Household Products - 2.3%
Colgate-Palmolive Co	12,953	1,169,526
Procter & Gamble Co/The	16,412	2,490,850
		3,660,376
Tobacco - 0.8%
Philip Morris International Inc	6,553	1,175,870
TOTAL CONSUMER STAPLES		14,167,536
Energy - 7.7%
Oil, Gas & Consumable Fuels - 7.7%
ConocoPhillips	21,492	2,240,111
Exxon Mobil Corp	48,208	6,816,611
Shell PLC ADR	39,817	3,067,104
TOTAL ENERGY		12,123,826
Financials - 23.0%
Banks - 9.7%
Bank of America Corp	77,828	4,140,450
JPMorgan Chase & Co	2,870	877,904
M&T Bank Corp	9,180	2,034,013
PNC Financial Services Group Inc/The	11,914	2,660,396
US Bancorp	42,868	2,405,323
Wells Fargo & Co	32,190	2,912,873
		15,030,959
Capital Markets - 2.7%
Bank of New York Mellon Corp/The	6,921	829,966
Blackrock Inc	880	984,667
Northern Trust Corp	14,825	2,215,301
State Street Corp	2,033	266,038
		4,295,972
Consumer Finance - 1.1%
Capital One Financial Corp	8,151	1,784,498
Financial Services - 3.1%
Berkshire Hathaway Inc Class B (a)	4,506	2,165,268
Global Payments Inc	6,469	464,086
PayPal Holdings Inc	12,898	679,596
Sycamore Partners LLC rights (a)(b)	37,295	20,139
Visa Inc Class A	4,752	1,529,336
		4,858,425
Insurance - 5.8%
Chubb Ltd	7,127	2,206,234
Fidelity National Financial Inc	5,965	324,436
Hartford Insurance Group Inc/The	8,826	1,192,040
Marsh & McLennan Cos Inc	8,488	1,597,357
Travelers Companies Inc/The	10,832	3,081,812
Willis Towers Watson PLC	2,361	749,547
		9,151,426
Mortgage Real Estate Investment Trusts (REITs) - 0.6%
Annaly Capital Management Inc	38,071	876,014
TOTAL FINANCIALS		35,997,294
Health Care - 9.5%
Biotechnology - 1.8%
Biogen Inc (a)	4,899	881,281
Gilead Sciences Inc	13,931	1,977,506
		2,858,787
Health Care Providers & Services - 2.5%
Cigna Group/The	10,154	2,783,313
CVS Health Corp	14,126	1,052,669
		3,835,982
Life Sciences Tools & Services - 1.3%
Thermo Fisher Scientific Inc	3,634	2,102,669
Pharmaceuticals - 3.9%
GSK PLC ADR	47,820	2,467,512
Merck & Co Inc	31,982	3,526,655
		5,994,167
TOTAL HEALTH CARE		14,791,605
Industrials - 13.8%
Aerospace & Defense - 1.9%
Lockheed Martin Corp	1,955	1,239,900
Northrop Grumman Corp	1,019	705,413
Textron Inc	11,894	1,047,386
		2,992,699
Air Freight & Logistics - 3.6%
CH Robinson Worldwide Inc	7,084	1,381,026
Expeditors International of Washington Inc	3,288	527,855
FedEx Corp	6,346	2,044,999
United Parcel Service Inc Class B	15,964	1,695,696
		5,649,576
Electrical Equipment - 0.9%
Emerson Electric Co	3,751	551,246
Regal Rexnord Corp	4,941	797,972
		1,349,218
Ground Transportation - 0.5%
Knight-Swift Transportation Holdings Inc	13,449	741,039
Machinery - 4.7%
Allison Transmission Holdings Inc	7,875	856,013
Cummins Inc	1,709	989,203
Deere & Co	2,899	1,530,672
Dover Corp	4,806	968,361
PACCAR Inc	4,211	517,574
Pentair PLC	13,206	1,391,516
Westinghouse Air Brake Technologies Corp	4,857	1,117,790
		7,371,129
Professional Services - 1.6%
ExlService Holdings Inc (a)	15,126	592,183
Leidos Holdings Inc	3,741	704,356
Maximus Inc	7,246	684,312
SS&C Technologies Holdings Inc	5,999	491,258
		2,472,109
Trading Companies & Distributors - 0.6%
Ferguson Enterprises Inc	2,758	696,285
Rush Enterprises Inc Class A	4,563	292,899
		989,184
TOTAL INDUSTRIALS		21,564,954
Information Technology - 7.7%
Communications Equipment - 2.1%
Cisco Systems Inc	42,016	3,290,693
IT Services - 1.3%
Accenture PLC Class A	5,749	1,515,666
GoDaddy Inc Class A (a)	5,923	595,380
		2,111,046
Semiconductors & Semiconductor Equipment - 2.2%
Advanced Micro Devices Inc (a)	1,369	324,083
Analog Devices Inc	432	134,300
Intel Corp (a)	17,228	800,585
Micron Technology Inc	3,584	1,486,930
QUALCOMM Inc	3,618	548,453
		3,294,351
Software - 2.0%
Gen Digital Inc	66,194	1,587,994
Salesforce Inc	7,562	1,605,337
		3,193,331
Technology Hardware, Storage & Peripherals - 0.1%
Western Digital Corp	881	220,453
TOTAL INFORMATION TECHNOLOGY		12,109,874
Materials - 4.3%
Chemicals - 2.0%
Cabot Corp	3,480	251,221
CF Industries Holdings Inc	8,141	758,985
Corteva Inc	14,595	1,062,516
Mosaic Co/The	32,895	904,613
Scotts Miracle-Gro Co/The	1,383	88,816
		3,066,151
Construction Materials - 0.6%
CRH PLC	8,894	1,088,715
Containers & Packaging - 0.7%
Crown Holdings Inc	10,419	1,090,661
Metals & Mining - 1.0%
Newmont Corp	13,475	1,513,916
TOTAL MATERIALS		6,759,443
Real Estate - 0.2%
Specialized REITs - 0.2%
Lamar Advertising Co Class A	2,835	363,759
Utilities - 1.9%
Electric Utilities - 1.5%
Eversource Energy	14,826	1,024,921
PG&E Corp	83,995	1,295,203
		2,320,124
Gas Utilities - 0.4%
National Fuel Gas Co	1,903	159,376
UGI Corp	10,408	417,465
		576,841
TOTAL UTILITIES		2,896,965
TOTAL UNITED STATES		145,151,682
TOTAL COMMON STOCKS (Cost $124,178,107)		154,715,454

Money Market Funds - 1.1%
	Yield (%)	Shares	Value ($)
State Street Institutional Treasury Plus Money Market Fund Trust Class (c) (Cost $1,753,029)	3.59	1,753,029	1,753,029

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $125,931,136)	156,468,483
NET OTHER ASSETS (LIABILITIES) - 0.0%	(3,085)
NET ASSETS - 100.0%	156,465,398

Legend

(a)	Non-income producing.
(b)	Level 3 security.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
Investment Valuation

The following is a summary of the inputs used, as of January 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	12,531,039	12,531,039	-	-
Consumer Discretionary	11,845,387	11,845,387	-	-
Consumer Staples	15,811,593	15,811,593	-	-
Energy	14,137,259	14,137,259	-	-
Financials	35,997,294	35,977,155	-	20,139
Health Care	17,286,840	17,286,840	-	-
Industrials	21,564,954	21,564,954	-	-
Information Technology	12,595,136	12,595,136	-	-
Materials	7,697,243	7,697,243	-	-
Real Estate	363,759	363,759	-	-
Utilities	4,884,950	4,884,950	-	-

Money Market Funds	1,753,029	1,753,029	-	-
Total Investments in Securities:	156,468,483	156,448,344	-	20,139
Fidelity® Blue Chip Value ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of January 31, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $125,931,136)		$156,468,483
Receivable for investments sold		868,583
Dividends receivable		122,164
Total assets		157,459,230
Liabilities
Payable for investments purchased	$921,649
Accrued management fee	72,183
Total liabilities		993,832
Net Assets		$156,465,398
Net Assets consist of:
Paid in capital		$121,360,398
Total accumulated earnings (loss)		35,105,000
Net Assets		$156,465,398
Net Asset Value, offering price and redemption price per share ($156,465,398 ÷ 4,225,000 shares)		$37.03
Statement of Operations
Six months ended January 31, 2026 (Unaudited)
Investment Income
Dividends		$1,486,870
Expenses
Management fee	$394,010
Independent trustees' fees and expenses	273
Total expenses before reductions	394,283
Expense reductions	(5)
Total expenses after reductions		394,278
Net Investment income (loss)		1,092,592
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Redemptions in-kind	759,291
Unaffiliated issuers	5,216,464
Foreign currency transactions	(99)
Total net realized gain (loss)		5,975,656
Change in net unrealized appreciation (depreciation) on investment securities		13,124,184
Net gain (loss)		19,099,840
Net increase (decrease) in net assets resulting from operations		$20,192,432
Statement of Changes in Net Assets

	Six months ended January 31, 2026 (Unaudited)	Year ended July 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,092,592	$2,115,815
Net realized gain (loss)	5,975,656	4,466,441
Change in net unrealized appreciation (depreciation)	13,124,184	157,297
Net increase (decrease) in net assets resulting from operations	20,192,432	6,739,553
Distributions to shareholders	(2,989,375)	(2,230,975)

Share transactions
Proceeds from sales of shares	15,272,587	7,171,519
Cost of shares redeemed	(3,509,214)	(9,538,413)

Net increase (decrease) in net assets resulting from share transactions	11,763,373	(2,366,894)
Total increase (decrease) in net assets	28,966,430	2,141,684

Net Assets
Beginning of period	127,498,968	125,357,284
End of period	$156,465,398	$127,498,968

Other Information
Shares
Sold	425,000	225,000
Redeemed	(100,000)	(300,000)
Net increase (decrease)	325,000	(75,000)

Financial Highlights
Fidelity® Blue Chip Value ETF

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$32.69	$31.54	$28.88	$28.02	$28.63	$20.23
Income from Investment Operations
Net investment income (loss) A,B	.27	.54	.54	.43	.39	.32
Net realized and unrealized gain (loss)	4.83	1.18 C	2.65	1.04	(.03)	8.32
Total from investment operations	5.10	1.72	3.19	1.47	.36	8.64
Distributions from net investment income	(.27)	(.57)	(.53)	(.42)	(.39)	(.24)
Distributions from net realized gain	(.49)	-	-	(.19)	(.58)	-
Total distributions	(.76)	(.57)	(.53)	(.61)	(.97)	(.24)
Net asset value, end of period	$37.03	$32.69	$31.54	$28.88	$28.02	$28.63
Total Return D,E,F	15.72%	5.53% C	11.22%	5.35%	1.27%	42.83%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.57% I	.59%	.60%	.59%	.59%	.59%
Expenses net of fee waivers, if any	.57 % I	.59%	.59%	.59%	.59%	.59%
Expenses net of all reductions, if any	.57% I	.59%	.59%	.59%	.59%	.58%
Net investment income (loss)	1.58% I	1.68%	1.84%	1.53%	1.36%	1.22%
Supplemental Data
Net assets, end of period (000 omitted)	$156,465	$127,499	$125,357	$128,498	$114,175	$94,465
Portfolio turnover rate J,K	58 % I	69%	33%	35%	54%	97%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.02 per share. Excluding this reimbursement, the total return would have been 5.48%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FBased on net asset value.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JPortfolio turnover rate excludes securities received or delivered in-kind.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Fundamental Large Cap Core ETF
Schedule of Investments January 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.0%
	Shares	Value ($)
BRAZIL - 0.3%
Consumer Discretionary - 0.3%
Broadline Retail - 0.3%
MercadoLibre Inc (b)	1,737	3,730,711
CANADA - 2.7%
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Imperial Oil Ltd	81,396	8,223,587
Financials - 0.8%
Capital Markets - 0.8%
Brookfield Corp Class A (United States)	179,333	8,168,618
Information Technology - 0.3%
IT Services - 0.3%
Shopify Inc Class A (United States) (b)	24,673	3,237,838
Materials - 0.7%
Metals & Mining - 0.7%
Agnico Eagle Mines Ltd/CA (United States)	14,962	2,850,261
Franco-Nevada Corp (United States) (a)	17,463	4,092,629
TOTAL MATERIALS		6,942,890
TOTAL CANADA		26,572,933
GERMANY - 0.7%
Information Technology - 0.7%
Software - 0.7%
SAP SE ADR	33,138	6,662,064
NETHERLANDS - 0.5%
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
BE Semiconductor Industries NV	23,326	4,548,339
TAIWAN - 1.6%
Information Technology - 1.6%
Semiconductors & Semiconductor Equipment - 1.6%
Taiwan Semiconductor Manufacturing Co Ltd ADR	47,150	15,585,904
UNITED KINGDOM - 1.3%
Consumer Staples - 1.3%
Beverages - 0.4%
Diageo PLC ADR	49,656	4,608,077
Tobacco - 0.9%
British American Tobacco PLC	144,360	8,644,132
TOTAL UNITED KINGDOM		13,252,209
UNITED STATES - 91.5%
Communication Services - 12.4%
Diversified Telecommunication Services - 0.3%
Comcast Corp Class A	115,362	3,432,020
Entertainment - 0.6%
Netflix Inc (b)	74,655	6,232,946
Interactive Media & Services - 11.0%
Alphabet Inc Class A	196,350	66,366,300
Meta Platforms Inc Class A	58,222	41,716,063
		108,082,363
Wireless Telecommunication Services - 0.5%
T-Mobile US Inc	22,782	4,492,838
TOTAL COMMUNICATION SERVICES		122,240,167
Consumer Discretionary - 8.7%
Broadline Retail - 4.8%
Amazon.com Inc (b)	192,763	46,128,186
Diversified Consumer Services - 0.3%
Service Corp International/US	35,907	2,888,000
Hotels, Restaurants & Leisure - 1.2%
Hilton Worldwide Holdings Inc	22,294	6,654,982
Marriott International Inc/MD Class A1	11,612	3,661,264
Viking Holdings Ltd (b)	27,248	1,965,943
		12,282,189
Household Durables - 1.0%
Somnigroup International Inc	95,037	8,349,001
Whirlpool Corp	20,880	1,670,191
		10,019,192
Specialty Retail - 1.2%
Lowe's Cos Inc	32,647	8,718,708
Ross Stores Inc	18,531	3,495,873
		12,214,581
Textiles, Apparel & Luxury Goods - 0.2%
Ralph Lauren Corp Class A	6,232	2,202,450
TOTAL CONSUMER DISCRETIONARY		85,734,598
Consumer Staples - 3.0%
Beverages - 1.8%
Coca-Cola Co/The	126,595	9,470,572
Keurig Dr Pepper Inc	274,498	7,532,225
		17,002,797
Personal Care Products - 0.4%
Kenvue Inc	244,526	4,254,752
Tobacco - 0.8%
Philip Morris International Inc	45,806	8,219,429
TOTAL CONSUMER STAPLES		29,476,978
Energy - 4.1%
Oil, Gas & Consumable Fuels - 4.1%
Enterprise Products Partners LP	116,641	3,871,314
Exxon Mobil Corp	172,154	24,342,576
Shell PLC ADR	161,335	12,427,635
TOTAL ENERGY		40,641,525
Financials - 13.4%
Banks - 5.3%
Bank of America Corp	325,524	17,317,877
M&T Bank Corp	28,558	6,327,596
PNC Financial Services Group Inc/The	39,638	8,851,165
Wells Fargo & Co	223,881	20,258,993
		52,755,631
Capital Markets - 2.8%
Bank of New York Mellon Corp/The	94,917	11,382,447
Blue Owl Capital Inc Class A	405,775	5,534,771
KKR & Co Inc Class A	36,071	4,121,472
Northern Trust Corp	44,977	6,720,913
		27,759,603
Financial Services - 2.5%
Apollo Global Management Inc	56,864	7,650,482
Visa Inc Class A	51,654	16,623,807
		24,274,289
Insurance - 2.8%
Arthur J Gallagher & Co	25,030	6,241,731
Chubb Ltd	22,813	7,061,992
Marsh & McLennan Cos Inc	34,263	6,447,954
Travelers Companies Inc/The	27,449	7,809,515
		27,561,192
TOTAL FINANCIALS		132,350,715
Health Care - 8.6%
Biotechnology - 0.9%
Alnylam Pharmaceuticals Inc (b)	8,221	2,779,191
Gilead Sciences Inc	43,890	6,230,186
		9,009,377
Health Care Equipment & Supplies - 1.0%
Boston Scientific Corp (b)	107,669	10,070,282
Health Care Providers & Services - 1.9%
Cencora Inc	9,443	3,392,114
Cigna Group/The	24,925	6,832,192
Humana Inc	11,745	2,292,624
UnitedHealth Group Inc	22,530	6,464,533
		18,981,463
Life Sciences Tools & Services - 1.1%
Bruker Corp	54,532	2,415,222
Thermo Fisher Scientific Inc	15,183	8,785,036
		11,200,258
Pharmaceuticals - 3.7%
Eli Lilly & Co	12,231	12,685,382
GSK PLC ADR	176,996	9,132,994
Merck & Co Inc	66,515	7,334,609
Royalty Pharma PLC Class A	149,619	6,236,119
		35,389,104
TOTAL HEALTH CARE		84,650,484
Industrials - 12.7%
Aerospace & Defense - 4.0%
Boeing Co (b)	86,563	20,231,505
GE Aerospace	49,926	15,316,798
Huntington Ingalls Industries Inc	10,114	4,253,038
		39,801,341
Air Freight & Logistics - 1.3%
FedEx Corp	15,859	5,110,562
United Parcel Service Inc Class B	75,517	8,021,416
		13,131,978
Building Products - 0.4%
A O Smith Corp	64,411	4,733,564
Construction & Engineering - 0.6%
EMCOR Group Inc	7,833	5,645,478
Electrical Equipment - 1.9%
GE Vernova Inc	20,870	15,159,342
Vertiv Holdings Co Class A	19,649	3,658,251
		18,817,593
Machinery - 3.6%
Allison Transmission Holdings Inc	58,663	6,376,668
Cummins Inc	17,313	10,021,111
PACCAR Inc	58,750	7,220,963
Westinghouse Air Brake Technologies Corp	50,002	11,507,460
		35,126,202
Professional Services - 0.9%
Paycom Software Inc	25,722	3,466,039
SS&C Technologies Holdings Inc	62,455	5,114,440
		8,580,479
TOTAL INDUSTRIALS		125,836,635
Information Technology - 24.0%
Communications Equipment - 0.6%
Arista Networks Inc (b)	41,882	5,936,355
Electronic Equipment, Instruments & Components - 1.4%
Amphenol Corp Class A	94,906	13,674,056
IT Services - 0.5%
Amdocs Ltd	61,461	5,036,114
Semiconductors & Semiconductor Equipment - 10.6%
Broadcom Inc	63,663	21,091,552
Marvell Technology Inc	46,888	3,700,401
NVIDIA Corp	414,954	79,310,158
		104,102,111
Software - 5.3%
Gen Digital Inc	176,751	4,240,256
Microsoft Corp	97,376	41,899,920
Salesforce Inc	30,170	6,404,789
		52,544,965
Technology Hardware, Storage & Peripherals - 5.6%
Apple Inc	138,982	36,063,050
GPGI Inc Class A (a)(b)	53,734	1,266,510
Seagate Technology Holdings PLC	15,120	6,164,273
Western Digital Corp	48,766	12,202,716
		55,696,549
TOTAL INFORMATION TECHNOLOGY		236,990,150
Materials - 1.5%
Chemicals - 0.8%
Corteva Inc	64,058	4,663,422
Mosaic Co/The	104,199	2,865,473
		7,528,895
Construction Materials - 0.3%
CRH PLC	27,533	3,370,315
Containers & Packaging - 0.3%
Smurfit WestRock PLC	71,024	2,956,729
Metals & Mining - 0.1%
Royal Gold Inc	2,308	607,719
TOTAL MATERIALS		14,463,658
Real Estate - 1.3%
Health Care REITs - 0.5%
Ventas Inc	67,448	5,238,686
Real Estate Management & Development - 0.3%
CBRE Group Inc Class A (b)	21,010	3,578,633
Specialized REITs - 0.5%
American Tower Corp	29,854	5,352,225
TOTAL REAL ESTATE		14,169,544
Utilities - 1.8%
Electric Utilities - 1.2%
Constellation Energy Corp	9,085	2,549,978
Southern Co/The	95,540	8,532,677
		11,082,655
Multi-Utilities - 0.6%
Sempra	71,372	6,210,078
TOTAL UTILITIES		17,292,733
TOTAL UNITED STATES		903,847,187
ZAMBIA - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
First Quantum Minerals Ltd (b)	139,580	3,945,532
TOTAL COMMON STOCKS (Cost $798,406,010)		978,144,879

Money Market Funds - 0.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	3.70	6,417,429	6,418,712
Fidelity Securities Lending Cash Central Fund (c)(d)	3.70	2,180,971	2,181,189
TOTAL MONEY MARKET FUNDS (Cost $8,599,901)			8,599,901

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $807,005,911)	986,744,780
NET OTHER ASSETS (LIABILITIES) - 0.1%	1,211,230
NET ASSETS - 100.0%	987,956,010

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	26	3/2026	9,055,475	483

The notional amount of long futures as a percentage of Net Assets is 0.9%.

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,389,961	122,850,341	117,820,733	225,631	(857)	-	6,418,712	6,417,429	0.0%
Fidelity Securities Lending Cash Central Fund	-	41,061,767	38,880,942	5,057	364	-	2,181,189	2,180,971	0.0%
Total	1,389,961	163,912,108	156,701,675	230,688	(493)	-	8,599,901

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of January 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	122,240,167	122,240,167	-	-
Consumer Discretionary	89,465,309	89,465,309	-	-
Consumer Staples	42,729,187	42,729,187	-	-
Energy	48,865,112	48,865,112	-	-
Financials	140,519,333	140,519,333	-	-
Health Care	84,650,484	84,650,484	-	-
Industrials	125,836,635	125,836,635	-	-
Information Technology	267,024,295	267,024,295	-	-
Materials	25,352,080	25,352,080	-	-
Real Estate	14,169,544	14,169,544	-	-
Utilities	17,292,733	17,292,733	-	-

Money Market Funds	8,599,901	8,599,901	-	-
Total Investments in Securities:	986,744,780	986,744,780	-	-
Derivative Instruments:

Assets
Futures Contracts	483	483	-	-
Total Assets	483	483	-	-
Total Derivative Instruments:	483	483	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	483	-
Total Equity Risk	483	-
Total Value of Derivatives	483	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Fundamental Large Cap Core ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of January 31, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,955,743) - See accompanying schedule:
Unaffiliated issuers (cost $798,406,010)	$978,144,879
Fidelity Central Funds (cost $8,599,901)	8,599,901

Total Investment in Securities (cost $807,005,911)		$986,744,780
Segregated cash with brokers for derivative instruments		408,978
Cash		32,627
Foreign currency held at value (cost $80)		79
Receivable for fund shares sold		2,729,157
Dividends receivable		514,599
Distributions receivable from Fidelity Central Funds		35,271
Total assets		990,465,491
Liabilities
Accrued management fee	$303,889
Payable for daily variation margin on futures contracts	24,767
Collateral on securities loaned	2,180,825
Total liabilities		2,509,481
Net Assets		$987,956,010
Net Assets consist of:
Paid in capital		$813,871,085
Total accumulated earnings (loss)		174,084,925
Net Assets		$987,956,010
Net Asset Value, offering price and redemption price per share ($987,956,010 ÷ 18,100,000 shares)		$54.58
Statement of Operations
Six months ended January 31, 2026 (Unaudited)
Investment Income
Dividends		$5,525,513
Income from Fidelity Central Funds (including $5,057 from security lending)		230,688
Total income		5,756,201
Expenses
Management fee	$1,706,254
Independent trustees' fees and expenses	1,715
Total expenses before reductions	1,707,969
Expense reductions	(88)
Total expenses after reductions		1,707,881
Net Investment income (loss)		4,048,320
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	626,645
Redemptions in-kind	23,332,723
Fidelity Central Funds	(493)
Foreign currency transactions	5,961
Futures contracts	418,938
Total net realized gain (loss)		24,383,774
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	50,977,566
Assets and liabilities in foreign currencies	2,698
Futures contracts	(44,161)
Total change in net unrealized appreciation (depreciation)		50,936,103
Net gain (loss)		75,319,877
Net increase (decrease) in net assets resulting from operations		$79,368,197
Statement of Changes in Net Assets

	Six months ended January 31, 2026 (Unaudited)	Year ended July 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,048,320	$6,300,677
Net realized gain (loss)	24,383,774	3,586,257
Change in net unrealized appreciation (depreciation)	50,936,103	75,581,467
Net increase (decrease) in net assets resulting from operations	79,368,197	85,468,401
Distributions to shareholders	(5,832,100)	(6,599,725)

Share transactions
Proceeds from sales of shares	199,505,946	445,997,368
Cost of shares redeemed	(81,757,303)	(114,539,404)

Net increase (decrease) in net assets resulting from share transactions	117,748,643	331,457,964
Total increase (decrease) in net assets	191,284,740	410,326,640

Net Assets
Beginning of period	796,671,270	386,344,630
End of period	$987,956,010	$796,671,270

Other Information
Shares
Sold	3,800,000	9,675,000
Redeemed	(1,550,000)	(2,675,000)
Net increase (decrease)	2,250,000	7,000,000

Financial Highlights
Fidelity® Fundamental Large Cap Core ETF

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$50.26	$43.65	$34.54	$28.86	$29.11	$20.37
Income from Investment Operations
Net investment income (loss) A,B	.24	.45	.33	.30	.40	.36
Net realized and unrealized gain (loss)	4.42	6.62	9.03	5.78	(.12)	8.75
Total from investment operations	4.66	7.07	9.36	6.08	.28	9.11
Distributions from net investment income	(.34)	(.46)	(.25)	(.33)	(.53)	(.37)
Distributions from net realized gain	-	-	-	(.07)	-	-
Total distributions	(.34)	(.46)	(.25)	(.40)	(.53)	(.37)
Net asset value, end of period	$54.58	$50.26	$43.65	$34.54	$28.86	$29.11
Total Return C,D,E	9.29%	16.30%	27.19%	21.36%	1.00%	45.03%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.38% H	.38%	.47%	.59%	.59%	.59%
Expenses net of fee waivers, if any	.38 % H	.38%	.47%	.59%	.59%	.59%
Expenses net of all reductions, if any	.38% H	.38%	.47%	.59%	.59%	.58%
Net investment income (loss)	.90% H	.98%	.85%	.99%	1.36%	1.33%
Supplemental Data
Net assets, end of period (000 omitted)	$987,956	$796,671	$386,345	$107,923	$56,276	$60,407
Portfolio turnover rate I,J	35 % H	46%	63%	76%	36%	68%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EBased on net asset value.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IPortfolio turnover rate excludes securities received or delivered in-kind.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Fundamental Large Cap Growth ETF
Schedule of Investments January 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.1%
	Shares	Value ($)
BELGIUM - 0.8%
Health Care - 0.8%
Pharmaceuticals - 0.8%
UCB SA	13,177	3,989,184
CANADA - 1.7%
Consumer Discretionary - 0.2%
Specialty Retail - 0.2%
Aritzia Inc Subordinate Voting Shares (b)	11,681	920,737
Information Technology - 0.9%
Electronic Equipment, Instruments & Components - 0.3%
Celestica Inc (United States) (b)	6,107	1,716,006
IT Services - 0.6%
Shopify Inc Class A (b)	21,749	2,853,813
TOTAL INFORMATION TECHNOLOGY		4,569,819
Materials - 0.6%
Metals & Mining - 0.6%
Agnico Eagle Mines Ltd/CA (United States)	7,327	1,395,793
Franco-Nevada Corp (United States) (a)	7,794	1,826,602
TOTAL MATERIALS		3,222,395
TOTAL CANADA		8,712,951
CHINA - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Tencent Holdings Ltd ADR	9,067	692,628
NETHERLANDS - 0.7%
Health Care - 0.7%
Biotechnology - 0.7%
Argenx SE ADR (b)	4,132	3,472,946
SINGAPORE - 0.3%
Consumer Discretionary - 0.3%
Broadline Retail - 0.3%
Sea Ltd Class A ADR (b)	11,922	1,388,794
TAIWAN - 2.7%
Information Technology - 2.7%
Semiconductors & Semiconductor Equipment - 2.7%
Taiwan Semiconductor Manufacturing Co Ltd ADR	43,472	14,370,104
UNITED STATES - 92.9%
Communication Services - 17.0%
Entertainment - 2.6%
Netflix Inc (b)	109,505	9,142,572
ROBLOX Corp Class A (b)	42,381	2,786,975
Roku Inc Class A (b)	16,948	1,613,449
		13,542,996
Interactive Media & Services - 14.4%
Alphabet Inc Class A	93,208	31,504,304
Alphabet Inc Class C	45,362	15,356,398
Meta Platforms Inc Class A	36,398	26,079,167
Reddit Inc Class A (b)	15,840	2,855,477
		75,795,346
TOTAL COMMUNICATION SERVICES		89,338,342
Consumer Discretionary - 11.8%
Automobiles - 1.5%
Tesla Inc (b)	18,893	8,131,736
Broadline Retail - 6.3%
Amazon.com Inc (b)	136,997	32,783,382
Hotels, Restaurants & Leisure - 0.8%
Brinker International Inc (b)	7,117	1,122,493
Starbucks Corp	35,079	3,225,514
		4,348,007
Household Durables - 0.6%
DR Horton Inc	6,158	916,557
SharkNinja Inc (b)	20,875	2,467,425
		3,383,982
Specialty Retail - 2.3%
Carvana Co Class A (b)	7,716	3,094,965
Lowe's Cos Inc	19,254	5,141,974
TJX Cos Inc/The	20,614	3,088,183
Wayfair Inc Class A (b)	1,821	188,455
		11,513,577
Textiles, Apparel & Luxury Goods - 0.3%
NIKE Inc Class B	27,947	1,727,404
TOTAL CONSUMER DISCRETIONARY		61,888,088
Consumer Staples - 0.8%
Consumer Staples Distribution & Retail - 0.1%
Target Corp	7,589	800,412
Personal Care Products - 0.2%
Estee Lauder Cos Inc/The Class A	8,819	1,016,654
Tobacco - 0.5%
Philip Morris International Inc	13,444	2,412,392
TOTAL CONSUMER STAPLES		4,229,458
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
EQT Corp	13,392	773,120
Financials - 4.8%
Banks - 0.4%
Bank of America Corp	39,527	2,102,836
Capital Markets - 1.5%
Goldman Sachs Group Inc/The	2,526	2,362,846
Morgan Stanley	16,754	3,062,631
Robinhood Markets Inc Class A (b)	22,658	2,254,018
		7,679,495
Financial Services - 2.9%
Affirm Holdings Inc Class A (b)	26,563	1,601,749
Apollo Global Management Inc	30,073	4,046,021
Mastercard Inc Class A	18,246	9,830,763
		15,478,533
TOTAL FINANCIALS		25,260,864
Health Care - 6.4%
Biotechnology - 2.4%
Alnylam Pharmaceuticals Inc (b)	10,702	3,617,919
Gilead Sciences Inc	16,919	2,401,652
Insmed Inc (b)	7,529	1,181,074
Ionis Pharmaceuticals Inc (b)	19,906	1,645,629
Nuvalent Inc Class A (b)	5,230	538,115
Regeneron Pharmaceuticals Inc	796	590,194
Roivant Sciences Ltd (b)	86,570	1,871,643
		11,846,226
Health Care Equipment & Supplies - 1.9%
Boston Scientific Corp (b)	74,503	6,968,266
Edwards Lifesciences Corp (b)	8,129	661,375
Insulet Corp (b)	6,563	1,678,881
Medline Inc Class A	20,252	895,138
		10,203,660
Health Care Technology - 0.3%
Veeva Systems Inc Class A (b)	8,838	1,802,245
Life Sciences Tools & Services - 0.4%
Danaher Corp	9,672	2,117,104
Pharmaceuticals - 1.4%
Eli Lilly & Co	7,314	7,585,715
TOTAL HEALTH CARE		33,554,950
Industrials - 6.2%
Aerospace & Defense - 1.4%
Axon Enterprise Inc (b)	7,565	3,658,283
Boeing Co (b)	13,735	3,210,144
Howmet Aerospace Inc	3,371	701,438
		7,569,865
Construction & Engineering - 1.1%
Comfort Systems USA Inc	538	614,449
EMCOR Group Inc	5,116	3,687,255
Sterling Infrastructure Inc (b)	3,568	1,277,023
		5,578,727
Electrical Equipment - 1.6%
GE Vernova Inc	8,223	5,972,941
Nextpower Inc Class A (b)	22,578	2,643,658
		8,616,599
Machinery - 0.4%
Cummins Inc	3,843	2,224,405
Passenger Airlines - 0.8%
Delta Air Lines Inc	33,903	2,233,869
United Airlines Holdings Inc (b)	17,223	1,762,257
		3,996,126
Trading Companies & Distributors - 0.9%
Ferguson Enterprises Inc	7,045	1,778,581
FTAI Aviation Ltd	3,270	890,486
United Rentals Inc	2,405	1,880,854
		4,549,921
TOTAL INDUSTRIALS		32,535,643
Information Technology - 43.5%
Communications Equipment - 1.1%
Ciena Corp (b)	10,684	2,690,338
Lumentum Holdings Inc (b)	7,484	2,932,531
		5,622,869
Electronic Equipment, Instruments & Components - 2.6%
Amphenol Corp Class A	44,618	6,428,561
Coherent Corp (b)	23,261	4,935,519
Corning Inc	21,399	2,209,447
		13,573,527
IT Services - 0.1%
CoreWeave Inc Class A (a)(b)	7,385	688,208
Semiconductors & Semiconductor Equipment - 21.3%
Astera Labs Inc (b)	12,939	1,948,872
Broadcom Inc	54,226	17,965,074
First Solar Inc (b)	6,608	1,490,236
Marvell Technology Inc	62,000	4,893,040
Micron Technology Inc	9,078	3,766,281
NVIDIA Corp	426,372	81,492,480
		111,555,983
Software - 9.1%
AppLovin Corp Class A (b)	10,086	4,771,787
Cadence Design Systems Inc (b)	3,256	964,948
Datadog Inc Class A (b)	7,461	964,857
Fair Isaac Corp (b)	203	297,023
Microsoft Corp	82,330	35,425,776
Nutanix Inc Class A (b)	12,308	484,073
Oracle Corp	14,272	2,348,886
Palantir Technologies Inc Class A (b)	10,530	1,543,593
Synopsys Inc (b)	1,780	827,905
		47,628,848
Technology Hardware, Storage & Peripherals - 9.3%
Apple Inc	163,395	42,397,735
Sandisk Corp/DE	8,755	5,045,069
Western Digital Corp	6,202	1,551,926
		48,994,730
TOTAL INFORMATION TECHNOLOGY		228,064,165
Materials - 0.9%
Chemicals - 0.3%
Corteva Inc	23,648	1,721,574
Construction Materials - 0.6%
Vulcan Materials Co	9,933	2,985,264
TOTAL MATERIALS		4,706,838
Real Estate - 0.9%
Health Care REITs - 0.7%
Welltower Inc	20,377	3,838,212
Real Estate Management & Development - 0.2%
Zillow Group Inc Class C (b)	16,065	1,012,577
TOTAL REAL ESTATE		4,850,789
Utilities - 0.5%
Electric Utilities - 0.5%
NRG Energy Inc	17,250	2,632,868
TOTAL UNITED STATES		487,835,125
TOTAL COMMON STOCKS (Cost $336,633,335)		520,461,732

Money Market Funds - 1.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	3.70	3,996,852	3,997,651
Fidelity Securities Lending Cash Central Fund (c)(d)	3.70	2,533,104	2,533,357
TOTAL MONEY MARKET FUNDS (Cost $6,531,166)			6,531,008

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $343,164,501)	526,992,740
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(1,603,874)
NET ASSETS - 100.0%	525,388,866

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	11	3/2026	3,831,163	34,616

The notional amount of long futures as a percentage of Net Assets is 0.7%.

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,683,257	13,486,391	12,171,728	59,665	(111)	(158)	3,997,651	3,996,852	0.0%
Fidelity Securities Lending Cash Central Fund	3,255,600	15,134,193	15,856,443	86,368	7	-	2,533,357	2,533,104	0.0%
Total	5,938,857	28,620,584	28,028,171	146,033	(104)	(158)	6,531,008

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of January 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	90,030,970	90,030,970	-	-
Consumer Discretionary	64,197,619	64,197,619	-	-
Consumer Staples	4,229,458	4,229,458	-	-
Energy	773,120	773,120	-	-
Financials	25,260,864	25,260,864	-	-
Health Care	41,017,080	41,017,080	-	-
Industrials	32,535,643	32,535,643	-	-
Information Technology	247,004,088	247,004,088	-	-
Materials	7,929,233	7,929,233	-	-
Real Estate	4,850,789	4,850,789	-	-
Utilities	2,632,868	2,632,868	-	-

Money Market Funds	6,531,008	6,531,008	-	-
Total Investments in Securities:	526,992,740	526,992,740	-	-
Derivative Instruments:

Assets
Futures Contracts	34,616	34,616	-	-
Total Assets	34,616	34,616	-	-
Total Derivative Instruments:	34,616	34,616	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	34,616	-
Total Equity Risk	34,616	-
Total Value of Derivatives	34,616	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Fundamental Large Cap Growth ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of January 31, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,250,499) - See accompanying schedule:
Unaffiliated issuers (cost $336,633,335)	$520,461,732
Fidelity Central Funds (cost $6,531,166)	6,531,008

Total Investment in Securities (cost $343,164,501)		$526,992,740
Segregated cash with brokers for derivative instruments		250,434
Cash		31,938
Foreign currency held at value (cost $46)		47
Receivable for investments sold		745,242
Dividends receivable		71,617
Distributions receivable from Fidelity Central Funds		11,964
Total assets		528,103,982
Liabilities
Accrued management fee	$166,916
Payable for daily variation margin on futures contracts	14,850
Collateral on securities loaned	2,533,350
Total liabilities		2,715,116
Net Assets		$525,388,866
Net Assets consist of:
Paid in capital		$356,715,900
Total accumulated earnings (loss)		168,672,966
Net Assets		$525,388,866
Net Asset Value, offering price and redemption price per share ($525,388,866 ÷ 17,500,000 shares)		$30.02
Statement of Operations
Six months ended January 31, 2026 (Unaudited)
Investment Income
Dividends		$953,216
Interest		4,084
Income from Fidelity Central Funds (including $86,368 from security lending)		146,033
Total income		1,103,333
Expenses
Management fee	$965,197
Independent trustees' fees and expenses	965
Total expenses before reductions	966,162
Expense reductions	(189)
Total expenses after reductions		965,973
Net Investment income (loss)		137,360
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(2,651,521)
Redemptions in-kind	15,609,280
Fidelity Central Funds	(104)
Foreign currency transactions	(411)
Futures contracts	(161,746)
Total net realized gain (loss)		12,795,498
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	25,772,368
Fidelity Central Funds	(158)
Assets and liabilities in foreign currencies	169
Futures contracts	(33,285)
Total change in net unrealized appreciation (depreciation)		25,739,094
Net gain (loss)		38,534,592
Net increase (decrease) in net assets resulting from operations		$38,671,952
Statement of Changes in Net Assets

	Six months ended January 31, 2026 (Unaudited)	Year ended July 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$137,360	$560,400
Net realized gain (loss)	12,795,498	(635,885)
Change in net unrealized appreciation (depreciation)	25,739,094	78,899,431
Net increase (decrease) in net assets resulting from operations	38,671,952	78,823,946
Distributions to shareholders	(600,275)	(459,350)

Share transactions
Proceeds from sales of shares	56,134,505	81,208,780
Cost of shares redeemed	(34,058,920)	(11,462,274)

Net increase (decrease) in net assets resulting from share transactions	22,075,585	69,746,506
Total increase (decrease) in net assets	60,147,262	148,111,102

Net Assets
Beginning of period	465,241,604	317,130,502
End of period	$525,388,866	$465,241,604

Other Information
Shares
Sold	1,900,000	3,400,000
Redeemed	(1,150,000)	(450,000)
Net increase (decrease)	750,000	2,950,000

Financial Highlights
Fidelity® Fundamental Large Cap Growth ETF

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$27.78	$22.98	$17.94	$14.49	$21.16	$20.00
Income from Investment Operations
Net investment income (loss) B,C	.01	.04	(.01)	(.01)	(.03)	(.03)
Net realized and unrealized gain (loss)	2.27	4.79	5.05	3.46	(6.64)	1.19
Total from investment operations	2.28	4.83	5.04	3.45	(6.67)	1.16
Distributions from net investment income	(.04)	(.03)	-	-	-	-
Total distributions	(.04)	(.03)	-	-	-	-
Net asset value, end of period	$30.02	$27.78	$22.98	$17.94	$14.49	$21.16
Total Return D,E,F	8.22%	21.02%	28.10%	23.80%	(31.53)%	5.82%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.38% I	.38%	.49%	.59%	.59%	.59% I
Expenses net of fee waivers, if any	.38 % I	.38%	.48%	.59%	.59%	.59% I
Expenses net of all reductions, if any	.38% I	.38%	.48%	.59%	.59%	.59% I
Net investment income (loss)	.05% I	.15%	(.05)%	(.07)%	(.19)%	(.33)% I
Supplemental Data
Net assets, end of period (000 omitted)	$525,389	$465,242	$317,131	$195,099	$62,310	$39,679
Portfolio turnover rate J,K	41 % I	52%	52%	78%	99%	49% L

AFor the period February 2, 2021 (commencement of operations) through July 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FBased on net asset value.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JPortfolio turnover rate excludes securities received or delivered in-kind.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LAmount not annualized.
Fidelity® Fundamental Large Cap Value ETF
Schedule of Investments January 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.3%
	Shares	Value ($)
CANADA - 0.9%
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Canadian Natural Resources Ltd	3,966	147,467
FRANCE - 0.1%
Information Technology - 0.1%
IT Services - 0.1%
Capgemini SE	143	22,238
TAIWAN - 1.3%
Information Technology - 1.3%
Semiconductors & Semiconductor Equipment - 1.3%
Taiwan Semiconductor Manufacturing Co Ltd ADR	600	198,336
UNITED KINGDOM - 1.1%
Health Care - 1.1%
Pharmaceuticals - 1.1%
Astrazeneca PLC ADR	1,880	174,408
UNITED STATES - 95.9%
Communication Services - 7.8%
Diversified Telecommunication Services - 1.2%
Comcast Corp Class A	1,617	48,105
Verizon Communications Inc	3,284	146,204
		194,309
Entertainment - 0.3%
Walt Disney Co/The	457	51,550
Interactive Media & Services - 5.2%
Alphabet Inc Class A	2,444	826,073
Media - 0.3%
Nexstar Media Group Inc	196	41,626
Wireless Telecommunication Services - 0.8%
T-Mobile US Inc	626	123,453
TOTAL COMMUNICATION SERVICES		1,237,011
Consumer Discretionary - 8.0%
Broadline Retail - 1.5%
Amazon.com Inc (a)	975	233,318
Diversified Consumer Services - 0.4%
H&R Block Inc	1,581	62,370
Hotels, Restaurants & Leisure - 0.3%
Hilton Grand Vacations Inc (a)	1,202	54,222
Household Durables - 2.0%
PulteGroup Inc	583	72,927
Somnigroup International Inc	1,648	144,778
TopBuild Corp (a)	225	105,311
		323,016
Leisure Products - 0.3%
Hasbro Inc	569	50,817
Specialty Retail - 3.0%
Dick's Sporting Goods Inc	308	62,216
Lithia Motors Inc Class A	200	64,688
Lowe's Cos Inc	751	200,562
Murphy USA Inc	161	68,024
Signet Jewelers Ltd	276	25,467
Upbound Group Inc	1,857	35,097
		456,054
Textiles, Apparel & Luxury Goods - 0.5%
Tapestry Inc	661	83,888
TOTAL CONSUMER DISCRETIONARY		1,263,685
Consumer Staples - 7.6%
Beverages - 2.4%
Coca-Cola Co/The	2,191	163,909
Keurig Dr Pepper Inc	5,353	146,886
Primo Brands Corp Class A	3,005	56,915
		367,710
Consumer Staples Distribution & Retail - 2.0%
BJ's Wholesale Club Holdings Inc (a)	129	11,924
Dollar Tree Inc (a)	500	58,795
US Foods Holding Corp (a)	2,959	247,432
		318,151
Food Products - 1.2%
Bunge Global SA	433	49,310
Darling Ingredients Inc (a)	1,466	66,938
Ingredion Inc	664	78,418
		194,666
Household Products - 2.0%
Colgate-Palmolive Co	330	29,796
Procter & Gamble Co/The	1,905	289,122
		318,918
TOTAL CONSUMER STAPLES		1,199,445
Energy - 7.1%
Oil, Gas & Consumable Fuels - 7.1%
Core Natural Resources Inc	582	55,511
Exxon Mobil Corp	4,708	665,711
Shell PLC ADR	3,734	287,630
Targa Resources Corp	610	122,598
TOTAL ENERGY		1,131,450
Financials - 20.9%
Banks - 9.1%
Bank of America Corp	8,126	432,303
First Citizens BancShares Inc/NC Class A	31	64,157
JPMorgan Chase & Co	315	96,355
M&T Bank Corp	370	81,981
PNC Financial Services Group Inc/The	460	102,718
US Bancorp	3,285	184,321
Wells Fargo & Co	5,263	476,249
		1,438,084
Capital Markets - 2.3%
Ameriprise Financial Inc	258	136,015
Blackrock Inc	20	22,378
Charles Schwab Corp/The	1,130	117,430
State Street Corp	731	95,659
		371,482
Consumer Finance - 1.4%
Capital One Financial Corp	460	100,708
OneMain Holdings Inc	1,527	100,080
SLM Corp	775	21,041
		221,829
Financial Services - 2.3%
Apollo Global Management Inc	1,369	184,185
Berkshire Hathaway Inc Class B (a)	140	67,274
Visa Inc Class A	354	113,928
		365,387
Insurance - 5.8%
American Financial Group Inc/OH	716	93,273
Chubb Ltd	259	80,176
Hartford Insurance Group Inc/The	2,671	360,745
Travelers Companies Inc/The	1,352	384,658
		918,852
TOTAL FINANCIALS		3,315,634
Health Care - 10.6%
Biotechnology - 2.2%
AbbVie Inc	111	24,754
Gilead Sciences Inc	2,255	320,097
		344,851
Health Care Equipment & Supplies - 0.1%
QuidelOrtho Corp (a)	1,037	28,175
Health Care Providers & Services - 2.9%
Cigna Group/The	644	176,527
CVS Health Corp	2,479	184,735
Humana Inc	29	5,661
Molina Healthcare Inc (a)	505	90,693
		457,616
Life Sciences Tools & Services - 0.4%
ICON PLC (a)	330	59,483
Pharmaceuticals - 5.0%
GSK PLC ADR	2,534	130,754
Johnson & Johnson	1,488	338,148
Merck & Co Inc	2,911	320,996
		789,898
TOTAL HEALTH CARE		1,680,023
Industrials - 12.0%
Aerospace & Defense - 1.7%
Boeing Co (a)	110	25,709
GE Aerospace	53	16,260
General Dynamics Corp	456	160,097
Lockheed Martin Corp	109	69,130
		271,196
Air Freight & Logistics - 1.4%
FedEx Corp	461	148,558
GXO Logistics Inc (a)	1,331	75,321
		223,879
Building Products - 0.1%
UFP Industries Inc	209	21,586
Commercial Services & Supplies - 0.1%
Brink's Co/The	76	9,654
Construction & Engineering - 0.6%
EMCOR Group Inc	131	94,416
Electrical Equipment - 0.7%
Regal Rexnord Corp	651	105,137
Ground Transportation - 1.5%
CSX Corp	327	12,347
Ryder System Inc	180	34,430
Saia Inc (a)	175	58,602
U-Haul Holding Co (a)	1,814	102,582
XPO Inc (a)	196	29,030
		236,991
Machinery - 4.5%
Allison Transmission Holdings Inc	863	93,808
CNH Industrial NV Class A	2,701	29,063
Cummins Inc	310	179,434
Dover Corp	659	132,782
Gates Industrial Corp PLC (a)	613	14,111
Oshkosh Corp	643	92,476
Terex Corp	1,161	66,177
Westinghouse Air Brake Technologies Corp	441	101,492
		709,343
Professional Services - 1.1%
Amentum Holdings Inc (a)	1,409	50,414
SS&C Technologies Holdings Inc	1,489	121,934
		172,348
Trading Companies & Distributors - 0.3%
Herc Holdings Inc	356	51,029
TOTAL INDUSTRIALS		1,895,579
Information Technology - 9.3%
Communications Equipment - 2.4%
Cisco Systems Inc	4,668	365,599
Electronic Equipment, Instruments & Components - 1.1%
Arrow Electronics Inc (a)	644	85,323
Avnet Inc	1,451	90,528
		175,851
IT Services - 1.2%
Accenture PLC Class A	377	99,392
Amdocs Ltd	1,202	98,492
		197,884
Semiconductors & Semiconductor Equipment - 1.5%
First Solar Inc (a)	282	63,596
ON Semiconductor Corp (a)	1,522	91,153
QUALCOMM Inc	558	84,587
		239,336
Software - 2.0%
Gen Digital Inc	4,527	108,603
Salesforce Inc	956	202,949
		311,552
Technology Hardware, Storage & Peripherals - 1.1%
Western Digital Corp	721	180,416
TOTAL INFORMATION TECHNOLOGY		1,470,638
Materials - 4.7%
Chemicals - 1.3%
Corteva Inc	1,711	124,561
Mosaic Co/The	2,684	73,810
		198,371
Construction Materials - 1.4%
CRH PLC	1,765	216,054
Containers & Packaging - 0.5%
Smurfit WestRock PLC	2,253	93,792
Metals & Mining - 1.5%
Newmont Corp	1,000	112,350
Reliance Inc	402	132,459
		244,809
TOTAL MATERIALS		753,026
Real Estate - 4.2%
Health Care REITs - 1.2%
Ventas Inc	104	8,078
Welltower Inc	995	187,418
		195,496
Industrial REITs - 1.5%
Prologis Inc	1,788	233,441
Residential REITs - 0.2%
Sun Communities Inc	338	43,071
Specialized REITs - 1.3%
Equinix Inc	108	88,661
Lamar Advertising Co Class A	256	32,847
Public Storage	283	78,162
		199,670
TOTAL REAL ESTATE		671,678
Utilities - 3.7%
Electric Utilities - 2.0%
Constellation Energy Corp	333	93,466
Evergy Inc	108	8,287
Eversource Energy	1,141	78,877
PG&E Corp	8,617	132,875
		313,505
Gas Utilities - 0.3%
UGI Corp	1,430	57,357
Independent Power and Renewable Electricity Producers - 0.4%
AES Corp/The	4,194	61,442
Multi-Utilities - 1.0%
Sempra	1,792	155,922
TOTAL UTILITIES		588,226
TOTAL UNITED STATES		15,206,395
TOTAL COMMON STOCKS (Cost $13,594,386)		15,748,844

Money Market Funds - 0.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (b) (Cost $68,485)	3.70	68,471	68,485

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $13,662,871)	15,817,329
NET OTHER ASSETS (LIABILITIES) - 0.3%	40,004
NET ASSETS - 100.0%	15,857,333

Legend

(a)	Non-income producing.
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	820,236	751,753	613	2	-	68,485	68,471	0.0%
Total	-	820,236	751,753	613	2	-	68,485

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of January 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	1,237,011	1,237,011	-	-
Consumer Discretionary	1,263,685	1,263,685	-	-
Consumer Staples	1,199,445	1,199,445	-	-
Energy	1,278,917	1,278,917	-	-
Financials	3,315,634	3,315,634	-	-
Health Care	1,854,431	1,854,431	-	-
Industrials	1,895,579	1,895,579	-	-
Information Technology	1,691,212	1,691,212	-	-
Materials	753,026	753,026	-	-
Real Estate	671,678	671,678	-	-
Utilities	588,226	588,226	-	-

Money Market Funds	68,485	68,485	-	-
Total Investments in Securities:	15,817,329	15,817,329	-	-
Fidelity® Fundamental Large Cap Value ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of January 31, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $13,594,386)	$15,748,844
Fidelity Central Funds (cost $68,485)	68,485

Total Investment in Securities (cost $13,662,871)		$15,817,329
Cash		32,984
Dividends receivable		11,429
Distributions receivable from Fidelity Central Funds		273
Total assets		15,862,015
Liabilities
Accrued management fee	$4,682
Total liabilities		4,682
Net Assets		$15,857,333
Net Assets consist of:
Paid in capital		$13,770,123
Total accumulated earnings (loss)		2,087,210
Net Assets		$15,857,333
Net Asset Value, offering price and redemption price per share ($15,857,333 ÷ 625,000 shares)		$25.37
Statement of Operations
Six months ended January 31, 2026 (Unaudited)
Investment Income
Dividends		$116,988
Interest		24
Income from Fidelity Central Funds		613
Total income		117,625
Expenses
Management fee	$22,642
Independent trustees' fees and expenses	22
Total expenses before reductions	22,664
Expense reductions	(480)
Total expenses after reductions		22,184
Net Investment income (loss)		95,441
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(63,241)
Redemptions in-kind	262,409
Fidelity Central Funds	2
Foreign currency transactions	69
Futures contracts	6,398
Total net realized gain (loss)		205,637
Change in net unrealized appreciation (depreciation) on investment securities		1,476,413
Net gain (loss)		1,682,050
Net increase (decrease) in net assets resulting from operations		$1,777,491
Statement of Changes in Net Assets

	Six months ended January 31, 2026 (Unaudited)	Year ended July 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$95,441	$134,995
Net realized gain (loss)	205,637	(45,431)
Change in net unrealized appreciation (depreciation)	1,476,413	585,299
Net increase (decrease) in net assets resulting from operations	1,777,491	674,863
Distributions to shareholders	(93,575)	(129,425)

Share transactions
Proceeds from sales of shares	4,920,595	11,085,197
Cost of shares redeemed	(1,240,374)	(2,738,950)

Net increase (decrease) in net assets resulting from share transactions	3,680,221	8,346,247
Total increase (decrease) in net assets	5,364,137	8,891,685

Net Assets
Beginning of period	10,493,196	1,601,511
End of period	$15,857,333	$10,493,196

Other Information
Shares
Sold	200,000	525,000
Redeemed	(50,000)	(125,000)
Net increase (decrease)	150,000	400,000

Financial Highlights
Fidelity® Fundamental Large Cap Value ETF

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$22.09	$21.35	$20.13
Income from Investment Operations
Net investment income (loss) B,C	.19	.40	.16
Net realized and unrealized gain (loss)	3.28	.72	1.19
Total from investment operations	3.47	1.12	1.35
Distributions from net investment income	(.19)	(.38)	(.13)
Total distributions	(.19)	(.38)	(.13)
Net asset value, end of period	$25.37	$22.09	$21.35
Total Return D,E,F	15.79%	5.30%	6.78%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.38% I	.38%	.40% I,J
Expenses net of fee waivers, if any	.38 % I	.38%	.38% I,J
Expenses net of all reductions, if any	.37% I	.38%	.38% I,J
Net investment income (loss)	1.60% I	1.83%	1.72% I,J
Supplemental Data
Net assets, end of period (000 omitted)	$15,857	$10,493	$1,602
Portfolio turnover rate K,L	31 % I	44%	29% M

AFor the period February 22, 2024 (commencement of operations) through July 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FBased on net asset value.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JProxy expenses are not annualized.
KPortfolio turnover rate excludes securities received or delivered in-kind.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
MAmount not annualized.
Fidelity® Fundamental Small-Mid Cap ETF
Schedule of Investments January 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.0%
	Shares	Value ($)
CANADA - 2.4%
Consumer Discretionary - 0.5%
Textiles, Apparel & Luxury Goods - 0.5%
Gildan Activewear Inc (United States)	72,614	4,718,458
Health Care - 0.0%
Biotechnology - 0.0%
Xenon Pharmaceuticals Inc (a)	23,350	957,583
Materials - 0.3%
Metals & Mining - 0.3%
Triple Flag Precious Metals Corp (United States)	92,833	3,130,329
Real Estate - 0.8%
Real Estate Management & Development - 0.8%
Colliers International Group Inc Subordinate Voting Shares (United States)	59,712	8,162,630
Utilities - 0.8%
Gas Utilities - 0.8%
Brookfield Infrastructure Corp (United States)	164,523	7,872,426
TOTAL CANADA		24,841,426
ISRAEL - 0.5%
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.2%
Nova Ltd (a)	4,608	2,109,726
Software - 0.3%
Cellebrite DI Ltd (a)	194,660	2,863,449
TOTAL ISRAEL		4,973,175
NETHERLANDS - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
Argenx SE ADR (a)	1,165	979,183
Newamsterdam Pharma Co NV (a)	39,104	1,216,916
uniQure NV (a)	1,400	31,808

TOTAL NETHERLANDS		2,227,907
PUERTO RICO - 0.3%
Financials - 0.3%
Banks - 0.3%
First BanCorp/Puerto Rico	127,221	2,814,129
THAILAND - 1.7%
Information Technology - 1.7%
Electronic Equipment, Instruments & Components - 1.7%
Fabrinet (a)	35,204	17,230,246
UNITED KINGDOM - 2.0%
Energy - 2.0%
Energy Equipment & Services - 2.0%
TechnipFMC PLC	371,639	20,707,725
UNITED STATES - 92.0%
Communication Services - 0.7%
Media - 0.7%
Nexstar Media Group Inc	40,596	8,621,777
Consumer Discretionary - 11.3%
Automobile Components - 0.4%
Patrick Industries Inc	34,203	4,315,392
Diversified Consumer Services - 0.9%
Grand Canyon Education Inc (a)	26,507	4,607,977
Laureate Education Inc (a)	128,467	4,406,418
		9,014,395
Hotels, Restaurants & Leisure - 1.3%
Brinker International Inc (a)	22,921	3,615,100
Cheesecake Factory Inc/The	92,073	5,336,552
Dutch Bros Inc Class A (a)	59,756	3,250,129
Sportradar Holding AG Class A (a)	98,577	1,785,229
		13,987,010
Household Durables - 4.0%
Green Brick Partners Inc (a)	34,211	2,373,901
Installed Building Products Inc	9,907	2,854,603
KB Home	99,519	5,726,323
SharkNinja Inc (a)	72,846	8,610,397
Somnigroup International Inc	199,099	17,490,848
TopBuild Corp (a)	8,589	4,020,081
		41,076,153
Specialty Retail - 3.3%
Academy Sports & Outdoors Inc	8,526	469,015
American Eagle Outfitters Inc	94	2,191
Chewy Inc Class A (a)	66,916	1,947,925
Dick's Sporting Goods Inc	38,470	7,770,940
Lithia Motors Inc Class A	10,526	3,404,529
Murphy USA Inc	25,225	10,657,816
Signet Jewelers Ltd	59,223	5,464,506
Upbound Group Inc	86,991	1,644,130
Urban Outfitters Inc (a)	49,386	3,498,998
		34,860,050
Textiles, Apparel & Luxury Goods - 1.4%
Capri Holdings Ltd (a)	262	5,913
Crocs Inc (a)	91,891	7,711,494
PVH Corp	62	3,866
Tapestry Inc	53,441	6,782,197
		14,503,470
TOTAL CONSUMER DISCRETIONARY		117,756,470
Consumer Staples - 3.6%
Beverages - 0.5%
Primo Brands Corp Class A	276,108	5,229,486
Consumer Staples Distribution & Retail - 3.1%
BJ's Wholesale Club Holdings Inc (a)	67,990	6,284,996
Performance Food Group Co (a)	118,821	11,341,464
US Foods Holding Corp (a)	174,947	14,629,068
		32,255,528
TOTAL CONSUMER STAPLES		37,485,014
Energy - 3.1%
Energy Equipment & Services - 0.6%
Cactus Inc Class A	107,970	6,071,153
Oil, Gas & Consumable Fuels - 2.5%
Antero Resources Corp (a)	328,064	11,931,688
Cheniere Energy Inc	17,897	3,785,573
Chord Energy Corp	74,479	7,465,775
Core Natural Resources Inc	33,870	3,230,521
		26,413,557
TOTAL ENERGY		32,484,710
Financials - 14.8%
Banks - 6.5%
BOK Financial Corp	40,913	5,316,235
East West Bancorp Inc	93,721	10,725,431
Eastern Bankshares Inc	265,640	5,441,635
First Citizens BancShares Inc/NC Class A	2,073	4,290,219
FNB Corp/PA	181,698	3,188,800
KeyCorp	158,350	3,407,692
M&T Bank Corp	15,545	3,444,306
Old National Bancorp/IN	133,246	3,255,200
Pinnacle Financial Partners Inc	93,264	8,868,474
SOUTHSTATE BANK CORP	43,184	4,419,019
TriCo Bancshares	26,433	1,316,892
Webster Financial Corp	110,294	7,254,036
Wintrust Financial Corp	43,270	6,381,892
		67,309,831
Capital Markets - 2.7%
Houlihan Lokey Inc Class A	41,642	7,009,181
Lazard Inc	110,049	5,911,832
Raymond James Financial Inc	37,855	6,278,630
Stifel Financial Corp	72,559	8,946,526
		28,146,169
Consumer Finance - 2.1%
FirstCash Holdings Inc	76,953	13,120,487
SLM Corp	177,975	4,832,021
SoFi Technologies Inc Class A (a)	173,727	3,962,713
		21,915,221
Financial Services - 0.3%
PennyMac Financial Services Inc	30,816	3,079,134
Insurance - 3.2%
American Financial Group Inc/OH	26,661	3,473,128
Assurant Inc	48	11,430
Axis Capital Holdings Ltd	62,736	6,473,100
Baldwin Insurance Group Inc/The Class A (a)	45,561	998,697
First American Financial Corp	86,264	5,450,160
Primerica Inc	32,304	8,497,244
Reinsurance Group of America Inc	42,981	8,714,399
		33,618,158
TOTAL FINANCIALS		154,068,513
Health Care - 10.5%
Biotechnology - 3.8%
Arcellx Inc (a)	22,507	1,537,453
Celldex Therapeutics Inc (a)	46,933	1,154,552
Centessa Pharmaceuticals PLC ADR (a)	41,438	1,018,132
CG oncology Inc (a)	40,355	2,100,478
Cogent Biosciences Inc (a)	81,687	2,933,380
Cytokinetics Inc (a)	34,349	2,170,513
CytomX Therapeutics Inc (a)	269,365	1,532,687
Dianthus Therapeutics Inc (a)	4,200	224,238
Disc Medicine Inc (a)	18,369	1,420,291
Exact Sciences Corp (a)	52	5,322
Insmed Inc (a)	34,132	5,354,287
Madrigal Pharmaceuticals Inc (a)	8	3,914
Mineralys Therapeutics Inc (a)	29,886	923,179
Nurix Therapeutics Inc (a)	54,750	904,470
Nuvalent Inc Class A (a)	14,612	1,503,429
Olema Pharmaceuticals Inc (a)	36,994	951,486
Praxis Precision Medicines Inc (a)	8,070	2,533,980
Rezolute Inc (a)	406	1,355
Rhythm Pharmaceuticals Inc (a)	23,236	2,382,155
Soleno Therapeutics Inc (a)	22,448	865,595
Stoke Therapeutics Inc (a)	92,063	2,793,191
Upstream Bio Inc (a)	85,031	2,642,763
Vaxcyte Inc (a)	47,531	2,546,236
Vericel Corp (a)	23,772	855,317
Viridian Therapeutics Inc (a)	16,649	549,417
Zenas Biopharma Inc (a)	53,576	984,191
		39,892,011
Health Care Equipment & Supplies - 2.3%
Ceribell Inc (a)	78,748	1,622,996
Insulet Corp (a)	21,094	5,396,056
Lantheus Holdings Inc (a)	48,155	3,222,533
Masimo Corp (a)	42,030	5,771,980
Penumbra Inc (a)	2,680	959,895
QuidelOrtho Corp (a)	136,699	3,714,112
TransMedics Group Inc (a)	23,731	3,179,361
		23,866,933
Health Care Providers & Services - 2.7%
BrightSpring Health Services Inc (a)	214,632	8,428,599
LifeStance Health Group Inc (a)	127,857	903,948
Molina Healthcare Inc (a)	15,116	2,714,682
Tenet Healthcare Corp (a)	21,184	4,009,708
Universal Health Services Inc Class B	57,622	11,597,004
		27,653,941
Life Sciences Tools & Services - 0.7%
Charles River Laboratories International Inc (a)	20,445	4,303,264
ICON PLC (a)	4,299	774,894
Repligen Corp (a)	13,824	2,064,891
		7,143,049
Pharmaceuticals - 1.0%
Amylyx Pharmaceuticals Inc (a)	79,806	1,140,428
Crinetics Pharmaceuticals Inc (a)	30,498	1,523,070
Elanco Animal Health Inc (a)	153,325	3,692,066
Enliven Therapeutics Inc (a)	46,671	1,234,448
Structure Therapeutics Inc ADR (a)	36,780	3,253,191
		10,843,203
TOTAL HEALTH CARE		109,399,137
Industrials - 25.7%
Aerospace & Defense - 3.6%
ATI Inc (a)	98,349	11,831,385
Axon Enterprise Inc (a)	3,553	1,718,159
Carpenter Technology Corp	29,530	9,385,520
Karman Holdings Inc (a)	82,987	8,614,051
Woodward Inc	17,314	5,503,082
		37,052,197
Building Products - 0.8%
Simpson Manufacturing Co Inc	20,247	3,579,265
Tecnoglass Inc	95,476	4,669,731
		8,248,996
Commercial Services & Supplies - 1.3%
Brady Corp Class A	61,891	5,351,715
Brink's Co/The	43,943	5,582,519
GFL Environmental Inc Subordinate Voting Shares (United States)	61,580	2,644,861
HNI Corp	2,800	133,811
		13,712,906
Construction & Engineering - 6.3%
AECOM	118	11,379
Comfort Systems USA Inc	11,488	13,120,445
Construction Partners Inc Class A (a)	82,876	9,106,415
EMCOR Group Inc	16,227	11,695,286
Granite Construction Inc	40,652	4,908,322
IES Holdings Inc (a)	33,353	12,683,812
Sterling Infrastructure Inc (a)	27,331	9,782,038
WillScot Holdings Corp	210,567	4,217,657
		65,525,354
Electrical Equipment - 1.2%
Acuity Inc	26,280	8,126,827
Nextpower Inc Class A (a)	41,222	4,826,684
		12,953,511
Ground Transportation - 0.6%
XPO Inc (a)	45,535	6,744,189
Machinery - 6.5%
Allison Transmission Holdings Inc	10,897	1,184,504
Atmus Filtration Technologies Inc	75,350	4,368,040
Blue Bird Corp (a)	9,163	460,991
Crane Co	43,917	8,021,001
Gates Industrial Corp PLC (a)	258,208	5,943,948
ITT Inc	73,079	13,322,302
JBT Marel Corp	39,491	6,212,329
RBC Bearings Inc (a)	16,096	8,042,688
REV Group Inc	40,621	2,595,682
SPX Technologies Inc (a)	55,945	11,659,497
Terex Corp	109,000	6,213,000
		68,023,982
Professional Services - 3.2%
Cbiz Inc (a)	75,008	2,951,565
ExlService Holdings Inc (a)	175,580	6,873,957
FTI Consulting Inc (a)	23,602	4,122,561
Genpact Ltd	228,039	10,056,520
KBR Inc	150,582	6,446,415
Maximus Inc	31,015	2,929,057
		33,380,075
Trading Companies & Distributors - 2.2%
Core & Main Inc Class A (a)	99,815	5,326,128
DXP Enterprises Inc/TX (a)	46,668	6,069,173
Herc Holdings Inc	52,403	7,511,447
Rush Enterprises Inc Class A	62,123	3,987,675
		22,894,423
TOTAL INDUSTRIALS		268,535,633
Information Technology - 12.0%
Communications Equipment - 1.6%
Ciena Corp (a)	11,687	2,942,903
Lumentum Holdings Inc (a)	35,939	14,082,338
		17,025,241
Electronic Equipment, Instruments & Components - 6.3%
Advanced Energy Industries Inc	51,829	13,235,053
Belden Inc	33,341	3,917,901
Coherent Corp (a)	45,340	9,620,241
Crane NXT Co	9,017	455,539
Insight Enterprises Inc (a)	56,142	4,717,051
OSI Systems Inc (a)	19,875	4,971,533
Sanmina Corp (a)	78,982	11,190,170
TD SYNNEX Corp	70,532	11,191,312
Vontier Corp	162,176	6,081,600
		65,380,400
IT Services - 1.1%
Amdocs Ltd	98,220	8,048,147
Kyndryl Holdings Inc (a)	153,840	3,538,320
		11,586,467
Semiconductors & Semiconductor Equipment - 1.3%
MACOM Technology Solutions Holdings Inc (a)	45,063	9,871,501
Veeco Instruments Inc (a)	105,583	3,297,357
		13,168,858
Technology Hardware, Storage & Peripherals - 1.7%
Seagate Technology Holdings PLC	23,674	9,651,653
Western Digital Corp	32,260	8,072,420
		17,724,073
TOTAL INFORMATION TECHNOLOGY		124,885,039
Materials - 3.8%
Chemicals - 1.0%
Element Solutions Inc	260,799	7,589,251
Minerals Technologies Inc	48,121	3,164,437
		10,753,688
Construction Materials - 1.1%
Eagle Materials Inc	52,871	10,775,639
Containers & Packaging - 0.6%
Silgan Holdings Inc	148,831	6,422,058
Metals & Mining - 0.7%
Coeur Mining Inc (a)	91,694	1,874,225
Commercial Metals Co	64,300	4,942,741
Constellium SE (a)	5,764	129,517
		6,946,483
Paper & Forest Products - 0.4%
Louisiana-Pacific Corp	53,343	4,466,942
TOTAL MATERIALS		39,364,810
Real Estate - 4.7%
Diversified REITs - 0.4%
Essential Properties Realty Trust Inc	149,595	4,541,704
Health Care REITs - 1.5%
CareTrust REIT Inc	196,384	7,332,978
Ventas Inc	112,459	8,734,691
		16,067,669
Real Estate Management & Development - 2.2%
Compass Inc Class A (a)	701,415	8,781,716
Jones Lang LaSalle Inc (a)	36,598	13,098,790
		21,880,506
Specialized REITs - 0.6%
Outfront Media Inc	265,406	6,454,674
TOTAL REAL ESTATE		48,944,553
Utilities - 1.8%
Electric Utilities - 0.5%
PG&E Corp	337,252	5,200,426
Gas Utilities - 0.9%
Southwest Gas Holdings Inc	47,244	3,912,748
UGI Corp	135,260	5,425,279
		9,338,027
Independent Power and Renewable Electricity Producers - 0.4%
AES Corp/The	283,785	4,157,450
TOTAL UTILITIES		18,695,903
TOTAL UNITED STATES		960,241,559
TOTAL COMMON STOCKS (Cost $881,570,252)		1,033,036,167

Money Market Funds - 0.9%
	Yield (%)	Shares	Value ($)
State Street Institutional Treasury Plus Money Market Fund Trust Class (b) (Cost $9,583,522)	3.59	9,583,522	9,583,522

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $891,153,774)	1,042,619,689
NET OTHER ASSETS (LIABILITIES) - 0.1%	646,941
NET ASSETS - 100.0%	1,043,266,630

Legend

(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Investment Valuation

The following is a summary of the inputs used, as of January 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	8,621,777	8,621,777	-	-
Consumer Discretionary	122,474,928	122,474,928	-	-
Consumer Staples	37,485,014	37,485,014	-	-
Energy	53,192,435	53,192,435	-	-
Financials	156,882,642	156,882,642	-	-
Health Care	112,584,627	112,584,627	-	-
Industrials	268,535,633	268,535,633	-	-
Information Technology	147,088,460	147,088,460	-	-
Materials	42,495,139	42,495,139	-	-
Real Estate	57,107,183	57,107,183	-	-
Utilities	26,568,329	26,568,329	-	-

Money Market Funds	9,583,522	9,583,522	-	-
Total Investments in Securities:	1,042,619,689	1,042,619,689	-	-
Fidelity® Fundamental Small-Mid Cap ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of January 31, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $891,153,774)		$1,042,619,689
Cash		87,831
Receivable for investments sold		1,407,549
Receivable for fund shares sold		1,605,089
Dividends receivable		86,276
Other receivables		33
Total assets		1,045,806,467
Liabilities
Payable for investments purchased	$2,174,923
Accrued management fee	364,914
Total liabilities		2,539,837
Net Assets		$1,043,266,630
Net Assets consist of:
Paid in capital		$924,143,525
Total accumulated earnings (loss)		119,123,105
Net Assets		$1,043,266,630
Net Asset Value, offering price and redemption price per share ($1,043,266,630 ÷ 32,500,000 shares)		$32.10
Statement of Operations
Six months ended January 31, 2026 (Unaudited)
Investment Income
Dividends		$3,988,290
Interest		38
Security lending		300
Total income		3,988,628
Expenses
Management fee	$1,793,253
Independent trustees' fees and expenses	1,567
Total expenses before reductions	1,794,820
Expense reductions	(1,021)
Total expenses after reductions		1,793,799
Net Investment income (loss)		2,194,829
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Redemptions in-kind	920,702
Unaffiliated issuers	5,764,414
Futures contracts	18,581
Total net realized gain (loss)		6,703,697
Change in net unrealized appreciation (depreciation) on investment securities		119,165,658
Net gain (loss)		125,869,355
Net increase (decrease) in net assets resulting from operations		$128,064,184
Statement of Changes in Net Assets

	Six months ended January 31, 2026 (Unaudited)	Year ended July 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,194,829	$2,814,639
Net realized gain (loss)	6,703,697	(24,585,680)
Change in net unrealized appreciation (depreciation)	119,165,658	18,031,139
Net increase (decrease) in net assets resulting from operations	128,064,184	(3,739,902)
Distributions to shareholders	(2,334,700)	(2,973,325)

Share transactions
Proceeds from sales of shares	214,333,621	848,553,898
Cost of shares redeemed	(7,122,612)	(207,076,628)

Net increase (decrease) in net assets resulting from share transactions	207,211,009	641,477,270
Total increase (decrease) in net assets	332,940,493	634,764,043

Net Assets
Beginning of period	710,326,137	75,562,094
End of period	$1,043,266,630	$710,326,137

Other Information
Shares
Sold	7,025,000	31,425,000
Redeemed	(250,000)	(8,500,000)
Net increase (decrease)	6,775,000	22,925,000

Financial Highlights
Fidelity® Fundamental Small-Mid Cap ETF

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$27.61	$26.99	$22.68	$20.94	$22.84	$20.00
Income from Investment Operations
Net investment income (loss) B,C	.08	.17	.13	.12	.10	.03
Net realized and unrealized gain (loss)	4.49	.64 D	4.32	1.76	(1.89)	2.84
Total from investment operations	4.57	.81	4.45	1.88	(1.79)	2.87
Distributions from net investment income	(.08)	(.19)	(.14)	(.14)	(.11)	(.03)
Total distributions	(.08)	(.19)	(.14)	(.14)	(.11)	(.03)
Net asset value, end of period	$32.10	$27.61	$26.99	$22.68	$20.94	$22.84
Total Return E,F,G	16.58%	3.05%	19.70%	9.02%	(7.88)%	14.36%
Ratios to Average Net Assets C,H,I,I
Expenses before reductions	.43% J	.43%	.52%	.60%	.62%	.64% J
Expenses net of fee waivers, if any	.43 % J	.43%	.51%	.60%	.62%	.64% J
Expenses net of all reductions, if any	.43% J	.43%	.51%	.60%	.62%	.63% J
Net investment income (loss)	.53% J	.63%	.55%	.59%	.45%	.22% J
Supplemental Data
Net assets, end of period (000 omitted)	$1,043,267	$710,326	$75,562	$35,149	$27,747	$24,558
Portfolio turnover rate K,L	43 % J	66%	38%	38%	42%	37% M

AFor the period February 2, 2021 (commencement of operations) through July 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GBased on net asset value.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
MAmount not annualized.
Fidelity® Magellan℠ ETF
Schedule of Investments January 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.9%
	Shares	Value ($)
BRAZIL - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
MercadoLibre Inc (a)	3	6,443
CANADA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Constellation Software Inc/Canada	2	3,691
TAIWAN - 2.1%
Information Technology - 2.1%
Semiconductors & Semiconductor Equipment - 2.1%
Taiwan Semiconductor Manufacturing Co Ltd ADR	16,341	5,401,681
UNITED STATES - 97.8%
Communication Services - 6.2%
Entertainment - 1.5%
Netflix Inc (a)	47,956	4,003,846
Interactive Media & Services - 4.7%
Meta Platforms Inc Class A	16,798	12,035,767
TOTAL COMMUNICATION SERVICES		16,039,613
Consumer Discretionary - 11.9%
Broadline Retail - 6.2%
Amazon.com Inc (a)	66,407	15,891,195
Hotels, Restaurants & Leisure - 3.2%
Booking Holdings Inc	2	10,004
Hilton Worldwide Holdings Inc	14,653	4,374,067
Marriott International Inc/MD Class A1	11,846	3,735,044
		8,119,115
Specialty Retail - 2.5%
AutoZone Inc (a)	828	3,067,152
O'Reilly Automotive Inc (a)	36,327	3,574,940
		6,642,092
TOTAL CONSUMER DISCRETIONARY		30,652,402
Consumer Staples - 1.8%
Consumer Staples Distribution & Retail - 1.8%
Costco Wholesale Corp	5,006	4,706,892
Financials - 15.8%
Capital Markets - 6.7%
Ares Management Corp Class A	20,488	3,066,439
CME Group Inc Class A	12,861	3,717,601
KKR & Co Inc Class A	27,669	3,161,460
Moody's Corp	6,937	3,576,440
S&P Global Inc	7,084	3,738,864
		17,260,804
Consumer Finance - 1.3%
American Express Co	9,562	3,367,449
Financial Services - 5.4%
Apollo Global Management Inc	25,367	3,412,876
Mastercard Inc Class A	9,237	4,976,803
Visa Inc Class A	16,854	5,424,123
		13,813,802
Insurance - 2.4%
Arthur J Gallagher & Co	11,726	2,924,113
Brown & Brown Inc	64	4,614
Marsh & McLennan Cos Inc	17,352	3,265,473
Progressive Corp/The	32	6,656
		6,200,856
TOTAL FINANCIALS		40,642,911
Health Care - 5.1%
Health Care Equipment & Supplies - 1.3%
Boston Scientific Corp (a)	37,156	3,475,201
Health Care Providers & Services - 3.8%
Cencora Inc	8,200	2,945,604
HCA Healthcare Inc	6,417	3,133,229
McKesson Corp	4,335	3,603,295
		9,682,128
TOTAL HEALTH CARE		13,157,329
Industrials - 15.9%
Aerospace & Defense - 5.1%
GE Aerospace	17,366	5,327,716
HEICO Corp Class A	14,897	3,792,627
TransDigm Group Inc	2,772	3,957,141
		13,077,484
Building Products - 1.6%
Trane Technologies PLC	9,846	4,141,031
Commercial Services & Supplies - 4.5%
Cintas Corp	15,773	3,018,794
Republic Services Inc	13,632	2,932,107
Rollins Inc	46,099	2,919,911
Waste Connections Inc (United States)	15,902	2,665,175
		11,535,987
Construction & Engineering - 1.6%
Quanta Services Inc	8,848	4,199,526
Electrical Equipment - 1.7%
Eaton Corp PLC	12,291	4,319,303
Ground Transportation - 0.0%
Uber Technologies Inc (a)	76	6,084
Machinery - 1.4%
Westinghouse Air Brake Technologies Corp	15,898	3,658,766
Professional Services - 0.0%
Verisk Analytics Inc	26	5,654
Trading Companies & Distributors - 0.0%
United Rentals Inc	7	5,474
TOTAL INDUSTRIALS		40,949,309
Information Technology - 33.2%
Communications Equipment - 2.9%
Arista Networks Inc (a)	25,891	3,669,790
Motorola Solutions Inc	9,448	3,803,198
		7,472,988
Electronic Equipment, Instruments & Components - 1.7%
Amphenol Corp Class A	30,835	4,442,706
Semiconductors & Semiconductor Equipment - 17.4%
Broadcom Inc	37,066	12,279,966
KLA Corp	3,370	4,812,158
NVIDIA Corp	144,508	27,619,814
		44,711,938
Software - 11.2%
Cadence Design Systems Inc (a)	14,170	4,199,421
Microsoft Corp	45,728	19,676,302
Synopsys Inc (a)	10,672	4,963,707
		28,839,430
TOTAL INFORMATION TECHNOLOGY		85,467,062
Materials - 4.4%
Chemicals - 1.5%
Linde PLC	8,359	3,819,812
Construction Materials - 2.9%
Martin Marietta Materials Inc	6,146	4,006,885
Vulcan Materials Co	11,395	3,424,653
		7,431,538
TOTAL MATERIALS		11,251,350
Real Estate - 1.2%
Health Care REITs - 1.2%
Welltower Inc	17,434	3,283,868
Utilities - 2.3%
Electric Utilities - 1.1%
Constellation Energy Corp	10,301	2,891,285
Independent Power and Renewable Electricity Producers - 1.2%
Vistra Corp	18,520	2,932,642
TOTAL UTILITIES		5,823,927
TOTAL UNITED STATES		251,974,663
TOTAL COMMON STOCKS (Cost $208,399,847)		257,386,478

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
State Street Institutional Treasury Plus Money Market Fund Trust Class (b) (Cost $390,217)	3.59	390,217	390,217

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $208,790,064)	257,776,695
NET OTHER ASSETS (LIABILITIES) - 0.0%	(92,844)
NET ASSETS - 100.0%	257,683,851

Legend

(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Investment Valuation

The following is a summary of the inputs used, as of January 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	16,039,613	16,039,613	-	-
Consumer Discretionary	30,658,845	30,658,845	-	-
Consumer Staples	4,706,892	4,706,892	-	-
Financials	40,642,911	40,642,911	-	-
Health Care	13,157,329	13,157,329	-	-
Industrials	40,949,309	40,949,309	-	-
Information Technology	90,872,434	90,872,434	-	-
Materials	11,251,350	11,251,350	-	-
Real Estate	3,283,868	3,283,868	-	-
Utilities	5,823,927	5,823,927	-	-

Money Market Funds	390,217	390,217	-	-
Total Investments in Securities:	257,776,695	257,776,695	-	-
Fidelity® Magellan℠ ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of January 31, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $208,790,064)		$257,776,695
Dividends receivable		31,754
Total assets		257,808,449
Liabilities
Accrued management fee	$124,598
Total liabilities		124,598
Net Assets		$257,683,851
Net Assets consist of:
Paid in capital		$217,778,893
Total accumulated earnings (loss)		39,904,958
Net Assets		$257,683,851
Net Asset Value, offering price and redemption price per share ($257,683,851 ÷ 7,500,000 shares)		$34.36
Statement of Operations
Six months ended January 31, 2026 (Unaudited)
Investment Income
Dividends		$681,878
Security lending		68
Total income		681,946
Expenses
Management fee	$772,066
Independent trustees' fees and expenses	536
Total expenses before reductions	772,602
Expense reductions	(49)
Total expenses after reductions		772,553
Net Investment income (loss)		(90,607)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Redemptions in-kind	5,444,479
Unaffiliated issuers	(890,730)
Foreign currency transactions	(10)
Total net realized gain (loss)		4,553,739
Change in net unrealized appreciation (depreciation) on investment securities		(9,947,490)
Net gain (loss)		(5,393,751)
Net increase (decrease) in net assets resulting from operations		$(5,484,358)
Statement of Changes in Net Assets

	Six months ended January 31, 2026 (Unaudited)	Year ended July 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(90,607)	$72,501
Net realized gain (loss)	4,553,739	1,152,163
Change in net unrealized appreciation (depreciation)	(9,947,490)	33,078,168
Net increase (decrease) in net assets resulting from operations	(5,484,358)	34,302,832
Distributions to shareholders	(236,250)	(163,125)

Share transactions
Proceeds from sales of shares	6,978,775	142,802,299
Cost of shares redeemed	(17,230,040)	(19,109,072)

Net increase (decrease) in net assets resulting from share transactions	(10,251,265)	123,693,227
Total increase (decrease) in net assets	(15,971,873)	157,832,934

Net Assets
Beginning of period	273,655,724	115,822,790
End of period	$257,683,851	$273,655,724

Other Information
Shares
Sold	200,000	4,525,000
Redeemed	(500,000)	(650,000)
Net increase (decrease)	(300,000)	3,875,000

Financial Highlights
Fidelity® Magellan℠ ETF

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$35.08	$29.51	$22.34	$20.91	$23.12	$20.00
Income from Investment Operations
Net investment income (loss) B,C	(.01)	.01	.04	.06	.01	- D
Net realized and unrealized gain (loss)	(.68)	5.59	7.19	1.44	(2.20)	3.13
Total from investment operations	(.69)	5.60	7.23	1.50	(2.19)	3.13
Distributions from net investment income	(.03)	(.03)	(.06)	(.07)	(.02)	(.01)
Total distributions	(.03)	(.03)	(.06)	(.07)	(.02)	(.01)
Net asset value, end of period	$34.36	$35.08	$29.51	$22.34	$20.91	$23.12
Total Return E,F,G	(1.99) %	19.02%	32.40%	7.21%	(9.50)%	15.65%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.57% J	.59%	.60%	.59%	.59%	.59% J
Expenses net of fee waivers, if any	.57 % J	.59%	.59%	.59%	.59%	.59% J
Expenses net of all reductions, if any	.57% J	.59%	.59%	.59%	.59%	.59% J
Net investment income (loss)	(.07)% J	.04%	.17%	.30%	.05%	.01% J
Supplemental Data
Net assets, end of period (000 omitted)	$257,684	$273,656	$115,823	$50,275	$46,527	$35,842
Portfolio turnover rate K,L	45 % J	70%	62%	89%	68%	41% M

AFor the period February 2, 2021 (commencement of operations) through July 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GBased on net asset value.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
MAmount not annualized.
Fidelity® Real Estate Investment ETF
Schedule of Investments January 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.1%
	Shares	Value ($)
UNITED STATES - 99.1%
Real Estate - 99.1%
Health Care REITs - 12.9%
Healthpeak Properties Inc	8,114	139,885
Ventas Inc	5,940	461,360
Welltower Inc	6,287	1,184,219
		1,785,464
Industrial REITs - 15.3%
Americold Realty Trust Inc	6,101	75,713
Prologis Inc	10,597	1,383,545
STAG Industrial Inc Class A	12,357	463,511
Terreno Realty Corp	3,045	187,389
		2,110,158
Real Estate Management & Development - 8.3%
CBRE Group Inc Class A (a)	3,127	532,622
Compass Inc Class A (a)	10,904	136,518
CoStar Group Inc (a)	3,506	215,619
Jones Lang LaSalle Inc (a)	516	184,682
Zillow Group Inc Class C (a)	1,169	73,682
		1,143,123
Residential REITs - 11.6%
American Homes 4 Rent Class A	8,064	252,564
Camden Property Trust	1,665	181,568
Equity Residential	6,968	434,246
Invitation Homes Inc	6,874	183,742
Sun Communities Inc	617	78,624
UDR Inc	12,816	476,115
		1,606,859
Retail REITs - 17.4%
Acadia Realty Trust	2,732	54,667
Curbline Properties Corp	1,575	38,194
FrontView REIT Inc	2,666	43,749
InvenTrust Properties Corp	1,615	47,465
Kimco Realty Corp	27,803	586,087
Macerich Co/The	6,017	113,902
NNN REIT Inc	14,441	601,756
Phillips Edison & Co Inc	3,468	125,646
Realty Income Corp	5,168	316,075
Regency Centers Corp	2,138	155,796
Tanger Inc	3,011	98,520
Urban Edge Properties	11,598	225,349
		2,407,206
Specialized REITs - 33.6%
American Tower Corp	6,289	1,127,492
CubeSmart	3,274	122,873
Digital Realty Trust Inc	3,169	525,896
Equinix Inc	1,503	1,233,858
Extra Space Storage Inc	594	81,954
Four Corners Property Trust Inc	5,349	131,853
Iron Mountain Inc	3,995	368,059
Lamar Advertising Co Class A	545	69,929
Public Storage	2,047	565,361
SBA Communications Corp Class A	1,309	241,000
Weyerhaeuser Co	6,178	159,269
		4,627,544
TOTAL UNITED STATES		13,680,354
TOTAL COMMON STOCKS (Cost $13,103,455)		13,680,354

Money Market Funds - 0.7%
	Yield (%)	Shares	Value ($)
State Street Institutional Treasury Plus Money Market Fund Trust Class (b) (Cost $104,257)	3.59	104,257	104,257

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $13,207,712)	13,784,611
NET OTHER ASSETS (LIABILITIES) - 0.2%	23,982
NET ASSETS - 100.0%	13,808,593

Legend

(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Investment Valuation

The following is a summary of the inputs used, as of January 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Real Estate	13,680,354	13,680,354	-	-

Money Market Funds	104,257	104,257	-	-
Total Investments in Securities:	13,784,611	13,784,611	-	-
Fidelity® Real Estate Investment ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of January 31, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $13,207,712)		$13,784,611
Dividends receivable		27,952
Other receivables		2,366
Total assets		13,814,929
Liabilities
Accrued management fee	$6,336
Total liabilities		6,336
Net Assets		$13,808,593
Net Assets consist of:
Paid in capital		$15,390,580
Total accumulated earnings (loss)		(1,581,987)
Net Assets		$13,808,593
Net Asset Value, offering price and redemption price per share ($13,808,593 ÷ 600,000 shares)		$23.01
Statement of Operations
Six months ended January 31, 2026 (Unaudited)
Investment Income
Dividends		$208,252
Expenses
Management fee	$40,246
Independent trustees' fees and expenses	30
Total expenses before reductions	40,276
Expense reductions	(1)
Total expenses after reductions		40,275
Net Investment income (loss)		167,977
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Redemptions in-kind	346,511
Unaffiliated issuers	(254,592)
Total net realized gain (loss)		91,919
Change in net unrealized appreciation (depreciation) on investment securities		249,441
Net gain (loss)		341,360
Net increase (decrease) in net assets resulting from operations		$509,337
Statement of Changes in Net Assets

	Six months ended January 31, 2026 (Unaudited)	Year ended July 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$167,977	$343,287
Net realized gain (loss)	91,919	49,705
Change in net unrealized appreciation (depreciation)	249,441	(131,475)
Net increase (decrease) in net assets resulting from operations	509,337	261,517
Distributions to shareholders	(168,050)	(378,850)

Share transactions
Proceeds from sales of shares	1,132,868	4,611,356
Cost of shares redeemed	(2,819,184)	(2,192,351)

Net increase (decrease) in net assets resulting from share transactions	(1,686,316)	2,419,005
Total increase (decrease) in net assets	(1,345,029)	2,301,672

Net Assets
Beginning of period	15,153,622	12,851,950
End of period	$13,808,593	$15,153,622

Other Information
Shares
Sold	50,000	200,000
Redeemed	(125,000)	(100,000)
Net increase (decrease)	(75,000)	100,000

Financial Highlights
Fidelity® Real Estate Investment ETF

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$22.45	$22.35	$20.87	$23.83	$24.79	$20.00
Income from Investment Operations
Net investment income (loss) B,C	.27	.53	.52	.52	.39	.21
Net realized and unrealized gain (loss)	.56	.15 D	1.56	(2.91)	(.80)	4.79
Total from investment operations	.83	.68	2.08	(2.39)	(.41)	5.00
Distributions from net investment income	(.27)	(.58)	(.60)	(.57)	(.55)	(.21)
Total distributions	(.27)	(.58)	(.60)	(.57)	(.55)	(.21)
Net asset value, end of period	$23.01	$22.45	$22.35	$20.87	$23.83	$24.79
Total Return E,F,G	3.75%	3.02%	10.20%	(9.93)%	(1.68)%	25.17%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.57% J	.59%	.61%	.59%	.59%	.59% J
Expenses net of fee waivers, if any	.57 % J	.59%	.59%	.59%	.59%	.59% J
Expenses net of all reductions, if any	.57% J	.59%	.59%	.59%	.59%	.58% J
Net investment income (loss)	2.38% J	2.32%	2.54%	2.49%	1.58%	1.80% J
Supplemental Data
Net assets, end of period (000 omitted)	$13,809	$15,154	$12,852	$15,134	$20,257	$16,735
Portfolio turnover rate K,L	34 % J	38%	45%	33%	24%	23% M

AFor the period February 2, 2021 (commencement of operations) through July 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GBased on net asset value.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KPortfolio turnover rate excludes securities received or delivered in-kind.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
MAmount not annualized.
Notes to Financial Statements
 (Unaudited)
For the period ended January 31, 2026

1. Organization.
Fidelity Blue Chip Growth ETF, Fidelity Blue Chip Value ETF, Fidelity Fundamental Large Cap Core ETF, Fidelity Fundamental Large Cap Growth ETF, Fidelity Fundamental Large Cap Value ETF, Fidelity Fundamental Small-Mid Cap ETF, Fidelity Magellan ETF, and Fidelity Real Estate Investment ETF (the Funds) are exchange-traded funds of Fidelity Covington Trust (the Trust) and are authorized to issue an unlimited number of shares. Each Fund, with the exception of Fidelity Blue Chip Value ETF, Fidelity Fundamental Large Cap Core ETF, and Fidelity Fundamental Small-Mid Cap ETF are non-diversified funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2026 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business (normally 4:00 p.m. Eastern time) of the New York Stock Exchange and of the Cboe BZX Exchange, Inc. (CboeBZX); and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends as applicable. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Funds and is not distributed to shareholders of the Funds. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), certain corporate actions, redemptions in-kind, partnerships, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Blue Chip Growth ETF	4,055,562,219	1,557,995,938	(113,418,714)	1,444,577,224
Fidelity Blue Chip Value ETF.	126,137,442	33,205,857	(2,874,816)	30,331,041
Fidelity Fundamental Large Cap Core ETF	807,226,651	206,811,012	(27,292,400)	179,518,612
Fidelity Fundamental Large Cap Growth ETF	343,908,620	192,375,745	(9,257,009)	183,118,736
Fidelity Fundamental Large Cap Value ETF	13,664,131	2,492,959	(339,761)	2,153,198
Fidelity Fundamental Small-Mid Cap ETF	892,718,627	191,173,045	(41,271,983)	149,901,062
Fidelity Magellan ETF	209,112,471	53,501,100	(4,836,876)	48,664,224
Fidelity Real Estate Investment ETF	13,262,090	1,269,342	(746,821)	522,521

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Blue Chip Growth ETF	(145,284,055)	(39,821,203)	(185,105,258)

Fidelity Fundamental Large Cap Core ETF	(27,303,629)	(798,937)	(28,102,566)
Fidelity Fundamental Large Cap Growth ETF	(21,703,998)	(4,791,223)	(26,495,221)
Fidelity Fundamental Large Cap Value ETF	(264,641)	(17,108)	(281,749)
Fidelity Fundamental Small-Mid Cap ETF	(34,302,659)	(2,765,838)	(37,068,497)
Fidelity Magellan ETF	(12,913,067)	(-)	(12,913,067)
Fidelity Real Estate Investment ETF	(478,310)	(1,763,497)	(2,241,807)

Certain of the Funds intend to elect to defer to the next fiscal year ordinary losses recognized during the period January 1, 2025 to July 31, 2025. Loss deferrals were as follows:

Ordinary Losses ($)
Fidelity Magellan ETF	12,316
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Blue Chip Growth ETF	1,248,283,469	1,101,602,507
Fidelity Blue Chip Value ETF	39,850,052	39,445,105
Fidelity Fundamental Large Cap Core ETF	286,175,074	155,077,752
Fidelity Fundamental Large Cap Growth ETF	138,050,205	103,769,322
Fidelity Fundamental Large Cap Value ETF	3,375,896	1,775,175
Fidelity Fundamental Small-Mid Cap ETF	231,743,952	174,367,756
Fidelity Magellan ETF	61,334,991	60,589,744
Fidelity Real Estate Investment ETF	2,344,780	2,500,989

Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below.

	In-Kind Subscriptions ($)	In-Kind Redemptions ($)
Fidelity Blue Chip Growth ETF	496,613,132	167,655,867
Fidelity Blue Chip Value ETF	13,042,662	2,871,519
Fidelity Fundamental Large Cap Core ETF	55,224,640	78,226,673
Fidelity Fundamental Large Cap Growth ETF	18,191,853	32,799,587
Fidelity Fundamental Large Cap Value ETF	2,922,480	913,432
Fidelity Fundamental Small-Mid Cap ETF	151,737,317	4,760,025
Fidelity Magellan ETF	5,971,513	15,210,624
Fidelity Real Estate Investment ETF	1,075,526	2,644,420
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of each Fund's average net assets as noted in the table below. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Fee Rate
Fidelity Blue Chip Growth ETF	.57%
Fidelity Blue Chip Value ETF	.57%
Fidelity Fundamental Large Cap Core ETF	.38%
Fidelity Fundamental Large Cap Growth ETF	.38%
Fidelity Fundamental Large Cap Value ETF	.38%
Fidelity Fundamental Small-Mid Cap ETF	.43%
Fidelity Magellan ETF	.57%
Fidelity Real Estate Investment ETF	.57%

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Blue Chip Growth ETF	27,521
Fidelity Blue Chip Value ETF	269
Fidelity Fundamental Large Cap Core ETF	4,879
Fidelity Fundamental Large Cap Growth ETF	1,392
Fidelity Fundamental Large Cap Value ETF	10
Fidelity Fundamental Small-Mid Cap ETF	6,214
Fidelity Magellan ETF	268
Fidelity Real Estate Investment ETF	32

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Blue Chip Growth ETF	38,408,012	33,815,336	(1,250,039)
Fidelity Blue Chip Value ETF	1,122,314	110,968	24,283
Fidelity Fundamental Large Cap Core ETF	9,219,379	12,679,968	645,708
Fidelity Fundamental Large Cap Growth ETF	2,456,286	4,082,083	4,990
Fidelity Fundamental Large Cap Value ETF	6,541	-	-
Fidelity Fundamental Small-Mid Cap ETF	16,712,694	10,170,803	42,269
Fidelity Magellan ETF	1,375,636	2,543,733	(117,630)
Fidelity Real Estate Investment ETF	76,204	49,676	(10,521)
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends or in security lending, as applicable. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Blue Chip Growth ETF	113,774	-	-
Fidelity Fundamental Large Cap Core ETF	550	-	-
Fidelity Fundamental Large Cap Growth ETF	8,505	262	-
Fidelity Fundamental Small-Mid Cap ETF	280	-	-
Fidelity Magellan ETF	7	-	-
8. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity Blue Chip Growth ETF	957
Fidelity Blue Chip Value ETF	5
Fidelity Fundamental Large Cap Core ETF	88
Fidelity Fundamental Large Cap Growth ETF	189
Fidelity Fundamental Large Cap Value ETF	480
Fidelity Fundamental Small-Mid Cap ETF	1,021
Fidelity Magellan ETF	49
Fidelity Real Estate Investment ETF	1
9. Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities to a fund and redemption proceeds are paid with a basket of securities from a fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.

To the extent the Funds permit the contribution of securities in exchange for the purchase of shares (contribution in-kind), shares may be issued in advance off receipt by the Funds of all or a portion of the applicable deposit securities. In these circumstances, the Authorized Participant provides collateral to the custodian, on behalf of the Funds, in an amount up to 105% of the daily mark-to-market value of the deposit securities not yet received.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9897895.105
GTF-SANN-0426

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Covington Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Covington Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Covington Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	March 25, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	March 25, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	March 25, 2026